UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2019

*

This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

November 30, 2019

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to HYPERLINK “mailto:orderliterature@mfs.com” orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

AAF-SEM

MFS® Asset Allocation Funds

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	14.8%
MFS Limited Maturity Fund	9.8%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.8%
MFS Growth Fund	6.2%
MFS Research Fund	6.2%
MFS Value Fund	6.2%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.1%
MFS Research International Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.1%
MFS International Intrinsic Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Commodity Strategy Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Growth Fund	8.2%
MFS Research Fund	8.2%
MFS Value Fund	8.1%
MFS Total Return Bond Fund	7.9%
MFS Mid Cap Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	6.1%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS International Growth Fund	3.1%
MFS International Intrinsic Value Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.2%
MFS Value Fund	11.2%
MFS Mid Cap Growth Fund	9.1%
MFS Mid Cap Value Fund	9.1%
MFS Research Fund	8.1%
MFS Research International Fund	7.1%
MFS International Growth Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS High Income Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS Global Real Estate Fund	3.9%
MFS Commodity Strategy Fund	3.7%
MFS Emerging Markets Debt Fund	2.9%
MFS Total Return Bond Fund	2.9%
MFS New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Global Bond Fund	1.9%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	13.1%
MFS Value Fund	13.0%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	9.0%
MFS International Growth Fund	8.0%
MFS Research International Fund	8.0%
MFS International Intrinsic Value Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	1.9%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.32%	$1,000.00	$1,066.80	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.40	$1.62
B	Actual	1.07%	$1,000.00	$1,063.01	$5.52
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
C	Actual	1.07%	$1,000.00	$1,062.59	$5.52
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
I	Actual	0.07%	$1,000.00	$1,068.10	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.65	$0.35
R1	Actual	1.07%	$1,000.00	$1,062.99	$5.52
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
R2	Actual	0.57%	$1,000.00	$1,066.20	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R3	Actual	0.32%	$1,000.00	$1,067.41	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.40	$1.62
R4	Actual	0.07%	$1,000.00	$1,068.72	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.65	$0.35
529A	Actual	0.36%	$1,000.00	$1,067.01	$1.86
	Hypothetical (h)	0.36%	$1,000.00	$1,023.20	$1.82
529B	Actual	1.12%	$1,000.00	$1,062.56	$5.78
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
529C	Actual	1.12%	$1,000.00	$1,063.14	$5.78
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.34%	$1,000.00	$1,085.07	$1.77
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
B	Actual	1.09%	$1,000.00	$1,081.34	$5.67
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
C	Actual	1.09%	$1,000.00	$1,080.41	$5.67
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
I	Actual	0.09%	$1,000.00	$1,086.31	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
R1	Actual	1.09%	$1,000.00	$1,080.60	$5.67
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R2	Actual	0.59%	$1,000.00	$1,083.33	$3.07
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R3	Actual	0.34%	$1,000.00	$1,085.21	$1.77
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
R4	Actual	0.09%	$1,000.00	$1,086.50	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
529A	Actual	0.38%	$1,000.00	$1,084.75	$1.98
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
529B	Actual	1.13%	$1,000.00	$1,080.34	$5.88
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
529C	Actual	1.13%	$1,000.00	$1,080.60	$5.88
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.35%	$1,000.00	$1,101.19	$1.84
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
B	Actual	1.10%	$1,000.00	$1,096.61	$5.77
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
C	Actual	1.10%	$1,000.00	$1,096.73	$5.77
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
I	Actual	0.10%	$1,000.00	$1,102.69	$0.53
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R1	Actual	1.10%	$1,000.00	$1,096.81	$5.77
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
R2	Actual	0.60%	$1,000.00	$1,100.10	$3.15
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R3	Actual	0.35%	$1,000.00	$1,101.10	$1.84
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
R4	Actual	0.10%	$1,000.00	$1,102.77	$0.53
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
529A	Actual	0.39%	$1,000.00	$1,101.05	$2.05
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
529B	Actual	1.15%	$1,000.00	$1,096.68	$6.03
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
529C	Actual	1.14%	$1,000.00	$1,097.14	$5.98
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.38%	$1,000.00	$1,114.21	$2.01
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
B	Actual	1.13%	$1,000.00	$1,109.74	$5.96
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
C	Actual	1.13%	$1,000.00	$1,110.02	$5.96
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
I	Actual	0.13%	$1,000.00	$1,115.73	$0.69
	Hypothetical (h)	0.13%	$1,000.00	$1,024.35	$0.66
R1	Actual	1.13%	$1,000.00	$1,110.00	$5.96
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
R2	Actual	0.63%	$1,000.00	$1,112.75	$3.33
	Hypothetical (h)	0.63%	$1,000.00	$1,021.85	$3.18
R3	Actual	0.38%	$1,000.00	$1,113.85	$2.01
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
R4	Actual	0.13%	$1,000.00	$1,115.60	$0.69
	Hypothetical (h)	0.13%	$1,000.00	$1,024.35	$0.66
529A	Actual	0.42%	$1,000.00	$1,113.75	$2.22
	Hypothetical (h)	0.42%	$1,000.00	$1,022.90	$2.12
529B	Actual	1.18%	$1,000.00	$1,109.37	$6.22
	Hypothetical (h)	1.18%	$1,000.00	$1,019.10	$5.96
529C	Actual	1.17%	$1,000.00	$1,110.00	$6.17
	Hypothetical (h)	1.17%	$1,000.00	$1,019.15	$5.91

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 59.0%
MFS Emerging Markets Debt Fund - Class R6	6,139,032	$89,998,217
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,740,515	59,435,500
MFS Global Bond Fund - Class R6	16,391,487	148,506,871
MFS Government Securities Fund - Class R6	29,808,900	297,790,912
MFS High Income Fund - Class R6	44,062,376	150,693,327
MFS Inflation-Adjusted Bond Fund - Class R6	28,473,788	298,405,300
MFS Limited Maturity Fund - Class R6	49,859,827	299,158,959
MFS Total Return Bond Fund - Class R6	40,655,120	448,425,972
		$1,792,415,058
International Stock Funds - 8.2%
MFS International Growth Fund - Class R6	1,708,433	$62,272,356
MFS International Intrinsic Value Fund - Class R6	1,338,897	61,803,496
MFS Research International Fund - Class R6	6,441,480	124,320,567
		$248,396,419
Specialty Funds - 3.9%
MFS Commodity Strategy Fund - Class R6	11,303,198	$58,550,567
MFS Global Real Estate Fund - Class R6	3,263,400	60,307,623
		$118,858,190
U.S. Stock Funds - 28.8%
MFS Growth Fund - Class R6	1,492,917	$188,241,869
MFS Mid Cap Growth Fund - Class R6	5,577,932	125,336,137
MFS Mid Cap Value Fund - Class R6	4,919,599	123,875,515
MFS New Discovery Fund - Class R6	948,456	31,877,598
MFS New Discovery Value Fund - Class R6	1,875,413	31,300,644
MFS Research Fund - Class R6	4,032,831	187,446,001
MFS Value Fund - Class R6	4,258,302	187,024,626
		$875,102,390
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.73% (v)	1,256,376	$1,256,502
Total Investment Companies (Identified Cost, $2,287,444,648)		$3,036,028,559

Other Assets, Less Liabilities - 0.0%		517,979
Net Assets - 100.0%		$3,036,546,538

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 39.1%
MFS Emerging Markets Debt Fund - Class R6	11,509,092	$168,723,288
MFS Emerging Markets Debt Local Currency Fund - Class R6	16,392,747	111,470,681
MFS Global Bond Fund - Class R6	30,679,537	277,956,604
MFS Government Securities Fund - Class R6	55,833,139	557,773,061
MFS High Income Fund - Class R6	82,691,065	282,803,442
MFS Inflation-Adjusted Bond Fund - Class R6	37,270,045	390,590,073
MFS Total Return Bond Fund - Class R6	40,689,612	448,806,419
		$2,238,123,568
International Stock Funds - 13.2%
MFS International Growth Fund - Class R6	4,782,564	$174,324,450
MFS International Intrinsic Value Fund - Class R6	3,756,238	173,387,965
MFS International New Discovery Fund - Class R6	1,626,757	57,961,366
MFS Research International Fund - Class R6	18,033,677	348,049,956
		$753,723,737
Specialty Funds - 5.8%
MFS Commodity Strategy Fund - Class R6	31,466,848	$162,998,271
MFS Global Real Estate Fund - Class R6	9,199,879	170,013,761
		$333,012,032
U.S. Stock Funds - 41.8%
MFS Growth Fund - Class R6	3,715,498	$468,487,116
MFS Mid Cap Growth Fund - Class R6	18,212,364	409,231,814
MFS Mid Cap Value Fund - Class R6	16,041,854	403,933,890
MFS New Discovery Fund - Class R6	2,639,876	88,726,236
MFS New Discovery Value Fund - Class R6	5,230,048	87,289,504
MFS Research Fund - Class R6	10,037,739	466,554,117
MFS Value Fund - Class R6	10,584,801	464,884,428
		$2,389,107,105
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.73% (v)	3,267,138	$3,267,465
Total Investment Companies (Identified Cost, $3,891,175,523)		$5,717,233,907

Other Assets, Less Liabilities - (0.0)%		(469,809)
Net Assets - 100.0%		$5,716,764,098

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 19.3%
MFS Emerging Markets Debt Fund - Class R6	10,327,795	$151,405,475
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,761,017	100,374,916
MFS Global Bond Fund - Class R6	10,988,375	99,554,680
MFS High Income Fund - Class R6	74,251,268	253,939,335
MFS Inflation-Adjusted Bond Fund - Class R6	23,813,733	249,567,923
MFS Total Return Bond Fund - Class R6	13,686,643	150,963,667
		$1,005,805,996
International Stock Funds - 20.1%
MFS Emerging Markets Equity Fund - Class R6	1,422,277	$50,305,948
MFS International Growth Fund - Class R6	7,229,362	263,510,244
MFS International Intrinsic Value Fund - Class R6	5,675,894	261,999,270
MFS International New Discovery Fund - Class R6	2,939,664	104,740,223
MFS Research International Fund - Class R6	19,098,296	368,597,103
		$1,049,152,788
Specialty Funds - 7.6%
MFS Commodity Strategy Fund - Class R6	36,724,869	$190,234,820
MFS Global Real Estate Fund - Class R6	11,095,456	205,044,035
		$395,278,855
U.S. Stock Funds - 52.8%
MFS Growth Fund - Class R6	4,627,413	$583,470,447
MFS Mid Cap Growth Fund - Class R6	21,182,493	475,970,609
MFS Mid Cap Value Fund - Class R6	18,742,695	471,941,056
MFS New Discovery Fund - Class R6	3,180,500	106,896,593
MFS New Discovery Value Fund - Class R6	6,337,941	105,780,240
MFS Research Fund - Class R6	9,100,898	423,009,759
MFS Value Fund - Class R6	13,218,091	580,538,578
		$2,747,607,282
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.73% (v)	11,560,607	$11,561,763
Total Investment Companies (Identified Cost, $3,086,809,629)		$5,209,406,684

Other Assets, Less Liabilities - (0.0)%		(307,431)
Net Assets - 100.0%		$5,209,099,253

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
International Stock Funds - 29.9%
MFS Emerging Markets Equity Fund - Class R6	1,095,966	$38,764,338
MFS International Growth Fund - Class R6	4,306,284	156,964,047
MFS International Intrinsic Value Fund - Class R6	3,398,019	156,852,568
MFS International New Discovery Fund - Class R6	2,201,026	78,422,545
MFS Research International Fund - Class R6	8,128,317	156,876,515
		$587,880,013
Specialty Funds - 9.9%
MFS Commodity Strategy Fund - Class R6	18,443,872	$95,539,259
MFS Global Real Estate Fund - Class R6	5,292,366	97,802,916
		$193,342,175
U.S. Stock Funds - 60.2%
MFS Growth Fund - Class R6	2,039,492	$257,159,580
MFS Mid Cap Growth Fund - Class R6	8,798,248	197,696,635
MFS Mid Cap Value Fund - Class R6	7,774,777	195,768,886
MFS New Discovery Fund - Class R6	1,478,723	49,699,871
MFS New Discovery Value Fund - Class R6	2,939,156	49,054,515
MFS Research Fund - Class R6	3,820,210	177,563,353
MFS Value Fund - Class R6	5,824,912	255,830,118
		$1,182,772,958
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.73% (v)	603	$603
Total Investment Companies (Identified Cost, $1,028,024,951)		$1,963,995,749

Other Assets, Less Liabilities - 0.0%		298,256
Net Assets - 100.0%		$1,964,294,005

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
MFS Conservative Allocation Fund	$3,036,028,559
MFS Moderate Allocation Fund	5,717,233,907
MFS Growth Allocation Fund	5,209,406,684
MFS Aggressive Growth Allocation Fund	1,963,995,749

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Assets
Investments in affiliated issuers, at value (identified cost, $2,287,444,648, $3,891,175,523, $3,086,809,629, and $1,028,024,951, respectively)	$3,036,028,559	$5,717,233,907	$5,209,406,684	$1,963,995,749

Receivables for

Investments sold	884,489	772,743	673,932	714,530

Fund shares sold	2,804,052	6,064,087	4,660,961	3,369,417
Receivable from investment adviser	—	—	23,800	24,558
Total assets	$3,039,717,100	$5,724,070,737	$5,214,765,377	$1,968,104,254

Liabilities
Payable to custodian	$—	$—	$—	$63,517

Payables for

Investments purchased	269,258	332,403	731,237	1,695,863

Fund shares reacquired	2,134,230	5,268,176	3,088,250	1,241,904
Payable to affiliates

Administrative services fee	191	191	191	191

Shareholder servicing costs	543,193	1,282,374	1,463,202	649,649

Distribution and service fees	119,703	236,481	201,902	67,370

Program manager fee	1,118	1,791	1,871	1,042

Payable for independent Trustees’ compensation	2,959	6,417	2,983	2,373
Accrued expenses and other liabilities	99,910	178,806	176,488	88,340
Total liabilities	$3,170,562	$7,306,639	$5,666,124	$3,810,249
Net assets	$3,036,546,538	$5,716,764,098	$5,209,099,253	$1,964,294,005

Net assets consist of
Paid-in capital	$2,307,988,674	$3,810,222,712	$2,984,132,943	$997,660,366
Total distributable earnings (loss)	728,557,864	1,906,541,386	2,224,966,310	966,633,639
Net assets	$3,036,546,538	$5,716,764,098	$5,209,099,253	$1,964,294,005

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Net assets

Class A	$1,392,089,921	$3,260,106,458	$3,090,302,427	$967,230,443

Class B	83,916,089	192,608,433	166,818,737	51,874,065

Class C	553,253,591	939,428,802	746,120,804	238,480,718

Class I	413,354,725	308,750,146	271,989,430	200,797,601

Class R1	12,807,962	26,321,542	21,951,737	15,864,550

Class R2	65,351,389	136,249,468	136,957,140	63,662,750

Class R3	105,714,355	286,474,223	175,781,085	102,862,697

Class R4	205,797,493	239,709,101	257,783,224	133,696,607

Class 529A	153,014,619	246,183,603	266,742,184	158,196,486

Class 529B	5,527,118	8,030,262	10,378,183	3,877,746
Class 529C	45,719,276	72,902,060	64,274,302	27,750,342
Total net assets	$3,036,546,538	$5,716,764,098	$5,209,099,253	$1,964,294,005

Shares of beneficial interest outstanding

Class A	85,123,567	172,071,115	138,518,650	37,848,118

Class B	5,163,450	10,296,941	7,574,304	2,068,269

Class C	34,396,558	50,605,922	34,270,706	9,609,828

Class I	25,031,964	16,060,566	12,061,066	7,715,427

Class R1	813,174	1,450,339	1,030,641	649,626

Class R2	4,118,863	7,359,838	6,295,349	2,549,977

Class R3	6,521,276	15,246,609	7,951,614	4,058,638

Class R4	12,574,234	12,662,992	11,549,876	5,208,506

Class 529A	9,410,139	13,065,765	12,061,358	6,237,463

Class 529B	345,786	434,197	476,514	156,650
Class 529C	2,872,654	3,972,446	2,995,502	1,136,542
Total shares of beneficial interest outstanding	186,371,665	303,226,730	234,785,580	77,239,044

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$16.35	$18.95	$22.31	$25.56
Offering price per share (100 / 94.25 × net asset value per share)	$17.35	$20.11	$23.67	$27.12

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.25	$18.71	$22.02	$25.08

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.08	$18.56	$21.77	$24.82

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.51	$19.22	$22.55	$26.03

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.75	$18.15	$21.30	$24.42

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.87	$18.51	$21.76	$24.97

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.21	$18.79	$22.11	$25.34

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.37	$18.93	$22.32	$25.67

Class 529A shares

Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.26	$18.84	$22.12	$25.36
Offering price per share (100 / 94.25 × net asset value per share)	$17.25	$19.99	$23.47	$26.91

Class 529B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.98	$18.49	$21.78	$24.75

Class 529C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.92	$18.35	$21.46	$24.42

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/19 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Net investment income (loss)
Dividends from affiliated issuers	$29,201,729	$40,930,003	$26,161,808	$3,350,725
Expenses

Distribution and service fees	$5,679,472	$11,225,585	$9,687,566	$3,303,791

Shareholder servicing costs	823,965	2,016,671	2,315,445	1,155,831

Program manager fees	50,185	80,752	82,724	46,102

Administrative services fee	8,749	8,749	8,749	8,749

Independent Trustees’ compensation	23,427	49,439	25,389	18,339

Custodian fee	30,826	51,376	41,977	17,357

Shareholder communications	71,136	146,067	160,982	61,301

Audit and tax fees	18,543	18,921	18,823	18,388

Legal fees	12,852	24,688	21,856	8,368
Miscellaneous	117,230	150,799	139,798	100,790
Total expenses	$6,836,385	$13,773,047	$12,503,309	$4,739,016
Reduction of expenses by investment adviser and distributor	(20,037)	(53,811)	(232,665)	(186,436)
Net expenses	$6,816,348	$13,719,236	$12,270,644	$4,552,580
Net investment income (loss)	$22,385,381	$27,210,767	$13,891,164	$(1,201,855)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$7,007,817	$45,766,428	$49,869,381	$10,076,578
Capital gain distributions from affiliated issuers	1,081,930	2,883,289	3,548,873	1,568,930
Net realized gain (loss)	$8,089,747	$48,649,717	$53,418,254	$11,645,508
Change in unrealized appreciation or depreciation Affiliated issuers	$158,420,141	$374,134,782	$415,283,043	$190,357,511
Net realized and unrealized gain (loss)	$166,509,888	$422,784,499	$468,701,297	$202,003,019
Change in net assets from operations	$188,895,269	$449,995,266	$482,592,461	$200,801,164

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/19 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$22,385,381	$27,210,767	$13,891,164	$(1,201,855)

Net realized gain (loss)	8,089,747	48,649,717	53,418,254	11,645,508
Net unrealized gain (loss)	158,420,141	374,134,782	415,283,043	190,357,511
Change in net assets from operations	$188,895,269	$449,995,266	$482,592,461	$200,801,164
Total distributions to shareholders	$(21,759,844)	$(26,304,249)	$—	$—
Change in net assets from fund share transactions	$27,488,335	$(106,808,523)	$(136,716,164)	$(12,480,829)
Total change in net assets	$194,623,760	$316,882,494	$345,876,297	$188,320,335

Net assets
At beginning of period	2,841,922,778	5,399,881,604	4,863,222,956	1,775,973,670
At end of period	$3,036,546,538	$5,716,764,098	$5,209,099,253	$1,964,294,005

Year ended 5/31/19	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$62,086,293	$106,914,290	$84,482,097	$23,833,805

Net realized gain (loss)	54,046,556	172,824,450	171,324,021	69,105,651
Net unrealized gain (loss)	2,181,106	(69,817,389)	(96,003,027)	(46,506,757)
Change in net assets from operations	$118,313,955	$209,921,351	$159,803,091	$46,432,699
Total distributions to shareholders	$(128,695,165)	$(296,357,134)	$(273,128,441)	$(85,858,612)
Change in net assets from fund share transactions	$(91,192,337)	$(203,578,431)	$6,168,293	$24,723,734
Total change in net assets	$(101,573,547)	$(290,014,214)	$(107,157,057)	$(14,702,179)

Net assets
At beginning of period	2,943,496,325	5,689,895,818	4,970,380,013	1,790,675,849
At end of period	$2,841,922,778	$5,399,881,604	$4,863,222,956	$1,775,973,670

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class A	(unaudited)

Net asset value, beginning of period	$15.45		$15.50	$15.43	$14.69		$15.05	$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.35	$0.32	$0.26	(c)	$0.21	$0.25
Net realized and unrealized gain (loss)	0.90		0.31	0.43	0.85		(0.18)	0.22
Total from investment operations	$1.03		$0.66	$0.75	$1.11		$0.03	$0.47

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)	$(0.33)	$(0.26)		$(0.23)	$(0.28)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.13)		$(0.71)	$(0.68)	$(0.37)		$(0.39)	$(0.33)
Net asset value, end of period (x)	$16.35		$15.45	$15.50	$15.43		$14.69	$15.05
Total return (%) (r)(s)(t)(x)	6.68	(n)	4.60	4.91	7.71	(c)	0.27	3.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.33	0.32	0.33	(c)	0.33	0.33

Expenses after expense reductions (f)(h)	0.32	(a)	0.33	0.32	0.33	(c)	0.33	0.33

Net investment income (loss) (l)	1.65	(a)	2.30	2.05	1.72	(c)	1.45	1.70

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$1,392,090		$1,294,553	$1,321,127	$1,330,751		$1,435,774	$1,423,985

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class B	(unaudited)

Net asset value, beginning of period	$15.35		$15.40	$15.33	$14.60		$14.95	$14.82

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.24	$0.20	$0.14	(c)	$0.10	$0.14
Net realized and unrealized gain (loss)	0.90		0.30	0.43	0.85		(0.17)	0.21
Total from investment operations	$0.97		$0.54	$0.63	$0.99		$(0.07)	$0.35

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.21)	$(0.15)		$(0.12)	$(0.17)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.07)		$(0.59)	$(0.56)	$(0.26)		$(0.28)	$(0.22)
Net asset value, end of period (x)	$16.25		$15.35	$15.40	$15.33		$14.60	$14.95
Total return (%) (r)(s)(t)(x)	6.30	(n)	3.81	4.13	6.87	(c)	(0.43)	2.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	1.07	1.08	(c)	1.08	1.08

Expenses after expense reductions (f)(h)	1.07	(a)	1.08	1.07	1.08	(c)	1.08	1.08

Net investment income (loss) (l)	0.90	(a)	1.56	1.31	0.97	(c)	0.71	0.95

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$83,916		$93,839	$116,669	$137,431		$150,726	$165,711

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class C	(unaudited)

Net asset value, beginning of period	$15.20		$15.25	$15.20	$14.47		$14.83	$14.70

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.23	$0.20	$0.14	(c)	$0.10	$0.14
Net realized and unrealized gain (loss)	0.88		0.32	0.41	0.85		(0.18)	0.21
Total from investment operations	$0.95		$0.55	$0.61	$0.99		$(0.08)	$0.35

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.24)	$(0.21)	$(0.15)		$(0.12)	$(0.17)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.07)		$(0.60)	$(0.56)	$(0.26)		$(0.28)	$(0.22)
Net asset value, end of period (x)	$16.08		$15.20	$15.25	$15.20		$14.47	$14.83
Total return (%) (r)(s)(t)(x)	6.26	(n)	3.88	4.05	6.94	(c)	(0.48)	2.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	1.07	1.08	(c)	1.08	1.08

Expenses after expense reductions (f)(h)	1.07	(a)	1.08	1.07	1.08	(c)	1.08	1.08

Net investment income (loss) (l)	0.90	(a)	1.55	1.31	0.97	(c)	0.71	0.95

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$553,254		$535,354	$571,300	$670,914		$727,084	$748,188

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class I	(unaudited)

Net asset value, beginning of period	$15.60		$15.64	$15.57	$14.82		$15.17	$15.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15		$0.40	$0.36	$0.29	(c)	$0.24	$0.28
Net realized and unrealized gain (loss)	0.91		0.31	0.43	0.87		(0.17)	0.23
Total from investment operations	$1.06		$0.71	$0.79	$1.16		$0.07	$0.51

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.39)	$(0.37)	$(0.30)		$(0.26)	$(0.32)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.15)		$(0.75)	$(0.72)	$(0.41)		$(0.42)	$(0.37)
Net asset value, end of period (x)	$16.51		$15.60	$15.64	$15.57		$14.82	$15.17
Total return (%) (r)(s)(t)(x)	6.81	(n)	4.89	5.13	7.99	(c)	0.58	3.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	0.07	0.08	(c)	0.08	0.09

Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.09

Net investment income (loss) (l)	1.89	(a)	2.58	2.32	1.92	(c)	1.66	1.84

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$413,355		$367,586	$358,866	$271,960		$203,031	$160,405

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R1	(unaudited)

Net asset value, beginning of period	$14.89		$14.96	$14.92	$14.21		$14.56	$14.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.23	$0.20	$0.14	(c)	$0.10	$0.14
Net realized and unrealized gain (loss)	0.87		0.30	0.41	0.83		(0.17)	0.20
Total from investment operations	$0.94		$0.53	$0.61	$0.97		$(0.07)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)	$(0.22)	$(0.15)		$(0.12)	$(0.17)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.08)		$(0.60)	$(0.57)	$(0.26)		$(0.28)	$(0.22)
Net asset value, end of period (x)	$15.75		$14.89	$14.96	$14.92		$14.21	$14.56
Total return (%) (r)(s)(t)(x)	6.30	(n)	3.83	4.08	6.93	(c)	(0.42)	2.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	1.07	1.08	(c)	1.08	1.08

Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	1.08

Net investment income (loss) (l)	0.89	(a)	1.53	1.31	0.97	(c)	0.71	0.98

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$12,808		$11,465	$12,794	$14,641		$18,875	$21,493

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R2	(unaudited)

Net asset value, beginning of period	$14.99		$15.06	$15.02	$14.31		$14.66	$14.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.31	$0.28	$0.22	(c)	$0.17	$0.21
Net realized and unrealized gain (loss)	0.88		0.30	0.40	0.82		(0.17)	0.20
Total from investment operations	$0.99		$0.61	$0.68	$1.04		$0.00 (w)	$0.41

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.32)	$(0.29)	$(0.22)		$(0.19)	$(0.24)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.11)		$(0.68)	$(0.64)	$(0.33)		$(0.35)	$(0.29)
Net asset value, end of period (x)	$15.87		$14.99	$15.06	$15.02		$14.31	$14.66
Total return (%) (r)(s)(t)(x)	6.62	(n)	4.34	4.58	7.44	(c)	0.09	2.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.58	0.57	0.58	(c)	0.58	0.58

Expenses after expense reductions (f)(h)	0.57	(a)	0.58	0.57	0.58	(c)	0.58	0.58

Net investment income (loss) (l)	1.40	(a)	2.06	1.81	1.48	(c)	1.23	1.44

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$65,351		$64,220	$72,083	$85,187		$97,053	$112,187

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R3	(unaudited)

Net asset value, beginning of period	$15.31		$15.37	$15.31	$14.58		$14.93	$14.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.35	$0.32	$0.25	(c)	$0.21	$0.25
Net realized and unrealized gain (loss)	0.90		0.30	0.42	0.85		(0.17)	0.21
Total from investment operations	$1.03		$0.65	$0.74	$1.10		$0.04	$0.46

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)	$(0.33)	$(0.26)		$(0.23)	$(0.28)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.13)		$(0.71)	$(0.68)	$(0.37)		$(0.39)	$(0.33)
Net asset value, end of period (x)	$16.21		$15.31	$15.37	$15.31		$14.58	$14.93
Total return (%) (r)(s)(t)(x)	6.74	(n)	4.57	4.88	7.70	(c)	0.34	3.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.33	0.32	0.33	(c)	0.33	0.33

Expenses after expense reductions (f)(h)	N/A		N/A	N/A	0.33	(c)	0.33	0.33

Net investment income (loss) (l)	1.65	(a)	2.33	2.05	1.71	(c)	1.46	1.69

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$105,714		$101,884	$112,696	$146,688		$172,074	$181,348

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R4	(unaudited)

Net asset value, beginning of period	$15.46		$15.51	$15.44	$14.70		$15.06	$14.92

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15		$0.41	$0.37	$0.29	(c)	$0.25	$0.29
Net realized and unrealized gain (loss)	0.91		0.29	0.42	0.86		(0.19)	0.22
Total from investment operations	$1.06		$0.70	$0.79	$1.15		$0.06	$0.51

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.39)	$(0.37)	$(0.30)		$(0.26)	$(0.32)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.15)		$(0.75)	$(0.72)	$(0.41)		$(0.42)	$(0.37)
Net asset value, end of period (x)	$16.37		$15.46	$15.51	$15.44		$14.70	$15.06
Total return (%) (r)(s)(t)(x)	6.87	(n)	4.86	5.17	7.98	(c)	0.52	3.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	0.07	0.08	(c)	0.08	0.08

Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.08

Net investment income (loss) (l)	1.90	(a)	2.65	2.36	1.95	(c)	1.73	1.95

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$205,797		$179,833	$196,658	$135,695		$109,923	$123,347

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529A	(unaudited)

Net asset value, beginning of period	$15.36		$15.41	$15.35	$14.62		$14.97	$14.84

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.34	$0.31	$0.25	(c)	$0.20	$0.26
Net realized and unrealized gain (loss)	0.90		0.32	0.43	0.84		(0.17)	0.19
Total from investment operations	$1.03		$0.66	$0.74	$1.09		$0.03	$0.45

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.35)	$(0.33)	$(0.25)		$(0.22)	$(0.27)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.13)		$(0.71)	$(0.68)	$(0.36)		$(0.38)	$(0.32)
Net asset value, end of period (x)	$16.26		$15.36	$15.41	$15.35		$14.62	$14.97
Total return (%) (r)(s)(t)(x)	6.70	(n)	4.60	4.83	7.65	(c)	0.30	3.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.38	0.40	0.43	(c)	0.43	0.43

Expenses after expense reductions (f)(h)	0.36	(a)	0.37	0.36	0.37	(c)	0.37	0.37

Net investment income (loss) (l)	1.61	(a)	2.26	2.03	1.66	(c)	1.41	1.77

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$153,015		$143,581	$132,290	$109,297		$89,761	$83,149

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529B	(unaudited)

Net asset value, beginning of period	$15.10		$15.16	$15.11	$14.39		$14.74	$14.61

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.22	$0.19	$0.13	(c)	$0.10	$0.15
Net realized and unrealized gain (loss)	0.87		0.31	0.42	0.84		(0.18)	0.19
Total from investment operations	$0.94		$0.53	$0.61	$0.97		$(0.08)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.23)	$(0.21)	$(0.14)		$(0.11)	$(0.16)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.06)		$(0.59)	$(0.56)	$(0.25)		$(0.27)	$(0.21)
Net asset value, end of period (x)	$15.98		$15.10	$15.16	$15.11		$14.39	$14.74
Total return (%) (r)(s)(t)(x)	6.26	(n)	3.79	4.04	6.87	(c)	(0.48)	2.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.13	1.15	1.18	(c)	1.18	1.18

Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.11	1.12	(c)	1.13	1.13

Net investment income (loss) (l)	0.86	(a)	1.49	1.27	0.90	(c)	0.68	1.01

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$5,527		$6,256	$7,414	$6,852		$6,349	$6,953

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529C	(unaudited)

Net asset value, beginning of period	$15.04		$15.10	$15.06	$14.35		$14.70	$14.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.23	$0.19	$0.13	(c)	$0.09	$0.15
Net realized and unrealized gain (loss)	0.88		0.30	0.41	0.84		(0.17)	0.18
Total from investment operations	$0.95		$0.53	$0.60	$0.97		$(0.08)	$0.33

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.21)	$(0.15)		$(0.11)	$(0.16)
From net realized gain	—		(0.36)	(0.35)	(0.11)		(0.16)	(0.05)
Total distributions declared to shareholders	$(0.07)		$(0.59)	$(0.56)	$(0.26)		$(0.27)	$(0.21)
Net asset value, end of period (x)	$15.92		$15.04	$15.10	$15.06		$14.35	$14.70
Total return (%) (r)(s)(t)(x)	6.31	(n)	3.82	4.00	6.84	(c)	(0.45)	2.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.13	1.15	1.18	(c)	1.18	1.18

Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.12	1.13	(c)	1.13	1.13

Net investment income (loss) (l)	0.86	(a)	1.51	1.27	0.90	(c)	0.65	1.02

Portfolio turnover	3	(n)	4	6	3		5	9
Net assets at end of period (000 omitted)	$45,719		$43,352	$41,601	$47,113		$42,328	$41,140
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class A	(unaudited)

Net asset value, beginning of period	$17.56		$17.88	$17.37	$16.19		$17.17	$16.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.37	$0.34	$0.26	(c)	$0.20	$0.26
Net realized and unrealized gain (loss)	1.39		0.30	0.96	1.37		(0.28)	0.40
Total from investment operations	$1.49		$0.67	$1.30	$1.63		$(0.08)	$0.66

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.37)	$(0.38)	$(0.24)		$(0.24)	$(0.31)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.10)		$(0.99)	$(0.79)	$(0.45)		$(0.90)	$(0.35)
Net asset value, end of period (x)	$18.95		$17.56	$17.88	$17.37		$16.19	$17.17
Total return (%) (r)(s)(t)(x)	8.51	(n)	4.25	7.56	10.30	(c)	(0.31)	4.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.34	0.33	0.34	(c)	0.34	0.34

Expenses after expense reductions (f)(h)	0.34	(a)	0.34	0.33	0.34	(c)	0.33	0.34

Net investment income (loss) (l)	1.12	(a)	2.09	1.93	1.55	(c)	1.23	1.53

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$3,260,106		$3,038,919	$3,071,863	$3,077,471		$3,338,645	$3,376,781

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class B	(unaudited)

Net asset value, beginning of period	$17.33		$17.65	$17.16	$16.01		$17.00	$16.69

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.24	$0.21	$0.13	(c)	$0.08	$0.13
Net realized and unrealized gain (loss)	1.38		0.30	0.94	1.35		(0.29)	0.41
Total from investment operations	$1.41		$0.54	$1.15	$1.48		$(0.21)	$0.54

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.24)	$(0.25)	$(0.12)		$(0.12)	$(0.19)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.03)		$(0.86)	$(0.66)	$(0.33)		$(0.78)	$(0.23)
Net asset value, end of period (x)	$18.71		$17.33	$17.65	$17.16		$16.01	$17.00
Total return (%) (r)(s)(t)(x)	8.13	(n)	3.49	6.75	9.43	(c)	(1.09)	3.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.09	1.08	1.09	(c)	1.09	1.09

Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.08	1.09	(c)	1.09	1.09

Net investment income (loss) (l)	0.38	(a)	1.36	1.19	0.80	(c)	0.50	0.78

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$192,608		$210,011	$256,958	$293,064		$320,406	$357,308

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class C	(unaudited)

Net asset value, beginning of period	$17.21		$17.53	$17.05	$15.91		$16.90	$16.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.23	$0.21	$0.13	(c)	$0.08	$0.13
Net realized and unrealized gain (loss)	1.35		0.31	0.93	1.34		(0.29)	0.40
Total from investment operations	$1.38		$0.54	$1.14	$1.47		$(0.21)	$0.53

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.24)	$(0.25)	$(0.12)		$(0.12)	$(0.19)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.03)		$(0.86)	$(0.66)	$(0.33)		$(0.78)	$(0.23)
Net asset value, end of period (x)	$18.56		$17.21	$17.53	$17.05		$15.91	$16.90
Total return (%) (r)(s)(t)(x)	8.04	(n)	3.53	6.74	9.43	(c)	(1.09)	3.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.09	1.08	1.09	(c)	1.09	1.09

Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.08	1.09	(c)	1.09	1.09

Net investment income (loss) (l)	0.37	(a)	1.34	1.20	0.80	(c)	0.49	0.78

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$939,429		$917,199	$990,317	$1,181,728		$1,324,402	$1,397,796

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class I	(unaudited)

Net asset value, beginning of period	$17.81		$18.12	$17.60	$16.40		$17.38	$17.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.42	$0.40	$0.29	(c)	$0.24	$0.31
Net realized and unrealized gain (loss)	1.40		0.31	0.95	1.40		(0.28)	0.40
Total from investment operations	$1.53		$0.73	$1.35	$1.69		$(0.04)	$0.71

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.42)	$(0.42)	$(0.28)		$(0.28)	$(0.35)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.12)		$(1.04)	$(0.83)	$(0.49)		$(0.94)	$(0.39)
Net asset value, end of period (x)	$19.22		$17.81	$18.12	$17.60		$16.40	$17.38
Total return (%) (r)(s)(t)(x)	8.63	(n)	4.51	7.78	10.56	(c)	(0.06)	4.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.09	0.08	0.09	(c)	0.09	0.09

Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.09

Net investment income (loss) (l)	1.37	(a)	2.35	2.21	1.74	(c)	1.49	1.79

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$308,750		$275,276	$266,965	$206,826		$139,038	$137,468

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R1	(unaudited)

Net asset value, beginning of period	$16.83		$17.17	$16.72	$15.60		$16.59	$16.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.23	$0.21	$0.13	(c)	$0.08	$0.13
Net realized and unrealized gain (loss)	1.33		0.30	0.90	1.32		(0.29)	0.39
Total from investment operations	$1.36		$0.53	$1.11	$1.45		$(0.21)	$0.52

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.25)	$(0.25)	$(0.12)		$(0.12)	$(0.19)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.04)		$(0.87)	$(0.66)	$(0.33)		$(0.78)	$(0.23)
Net asset value, end of period (x)	$18.15		$16.83	$17.17	$16.72		$15.60	$16.59
Total return (%) (r)(s)(t)(x)	8.06	(n)	3.53	6.71	9.50	(c)	(1.10)	3.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.09	1.08	1.09	(c)	1.09	1.09

Expenses after expense reductions (f)(h)	1.09	(a)	1.09	N/A	N/A		N/A	1.09

Net investment income (loss) (l)	0.37	(a)	1.37	1.21	0.81	(c)	0.51	0.78

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$26,322		$26,171	$27,412	$31,037		$36,124	$43,975

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R2	(unaudited)

Net asset value, beginning of period	$17.16		$17.49	$17.01	$15.86		$16.85	$16.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.32	$0.30	$0.21	(c)	$0.16	$0.21
Net realized and unrealized gain (loss)	1.35		0.30	0.92	1.35		(0.29)	0.41
Total from investment operations	$1.43		$0.62	$1.22	$1.56		$(0.13)	$0.62

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.33)	$(0.33)	$(0.20)		$(0.20)	$(0.27)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.08)		$(0.95)	$(0.74)	$(0.41)		$(0.86)	$(0.31)
Net asset value, end of period (x)	$18.51		$17.16	$17.49	$17.01		$15.86	$16.85
Total return (%) (r)(s)(t)(x)	8.33	(n)	4.02	7.27	10.04	(c)	(0.63)	3.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.59	0.58	0.59	(c)	0.59	0.59

Expenses after expense reductions (f)(h)	0.59	(a)	0.59	0.58	0.59	(c)	0.59	0.59

Net investment income (loss) (l)	0.87	(a)	1.84	1.69	1.31	(c)	1.00	1.27

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$136,249		$136,699	$166,412	$191,974		$220,409	$254,012

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R3	(unaudited)

Net asset value, beginning of period	$17.41		$17.74	$17.24	$16.07		$17.06	$16.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.37	$0.35	$0.25	(c)	$0.20	$0.25
Net realized and unrealized gain (loss)	1.38		0.29	0.94	1.37		(0.29)	0.41
Total from investment operations	$1.48		$0.66	$1.29	$1.62		$(0.09)	$0.66

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.37)	$(0.38)	$(0.24)		$(0.24)	$(0.31)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.10)		$(0.99)	$(0.79)	$(0.45)		$(0.90)	$(0.35)
Net asset value, end of period (x)	$18.79		$17.41	$17.74	$17.24		$16.07	$17.06
Total return (%) (r)(s)(t)(x)	8.52	(n)	4.22	7.56	10.31	(c)	(0.37)	4.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.34	0.33	0.34	(c)	0.34	0.34

Expenses after expense reductions (f)(h)	N/A		0.34	0.33	0.34	(c)	N/A	0.34

Net investment income (loss) (l)	1.12	(a)	2.09	1.95	1.53	(c)	1.23	1.52

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$286,474		$270,597	$312,677	$344,821		$364,025	$424,215

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R4	(unaudited)

Net asset value, beginning of period	$17.54		$17.86	$17.36	$16.18		$17.17	$16.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.44	$0.39	$0.30	(c)	$0.25	$0.30
Net realized and unrealized gain (loss)	1.38		0.28	0.94	1.37		(0.30)	0.41
Total from investment operations	$1.51		$0.72	$1.33	$1.67		$(0.05)	$0.71

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.42)	$(0.42)	$(0.28)		$(0.28)	$(0.35)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.12)		$(1.04)	$(0.83)	$(0.49)		$(0.94)	$(0.39)
Net asset value, end of period (x)	$18.93		$17.54	$17.86	$17.36		$16.18	$17.17
Total return (%) (r)(s)(t)(x)	8.65	(n)	4.52	7.78	10.58	(c)	(0.12)	4.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.09	0.08	0.09	(c)	0.08	0.09

Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.09

Net investment income (loss) (l)	1.37	(a)	2.50	2.21	1.80	(c)	1.51	1.79

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$239,709		$210,597	$280,436	$264,589		$249,128	$292,471

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529A	(unaudited)

Net asset value, beginning of period	$17.46		$17.79	$17.29	$16.11		$17.10	$16.79

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.36	$0.34	$0.25	(c)	$0.19	$0.25
Net realized and unrealized gain (loss)	1.38		0.29	0.94	1.37		(0.29)	0.41
Total from investment operations	$1.48		$0.65	$1.28	$1.62		$(0.10)	$0.66

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.36)	$(0.37)	$(0.23)		$(0.23)	$(0.31)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.10)		$(0.98)	$(0.78)	$(0.44)		$(0.89)	$(0.35)
Net asset value, end of period (x)	$18.84		$17.46	$17.79	$17.29		$16.11	$17.10
Total return (%) (r)(s)(t)(x)	8.48	(n)	4.18	7.50	10.31	(c)	(0.41)	4.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.39	0.41	0.44	(c)	0.44	0.44

Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.37	0.38	(c)	0.38	0.38

Net investment income (loss) (l)	1.08	(a)	2.05	1.89	1.50	(c)	1.18	1.48

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$246,184		$233,915	$230,464	$210,075		$198,159	$189,065

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529B	(unaudited)

Net asset value, beginning of period	$17.14		$17.47	$16.99	$15.86		$16.85	$16.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.23	$0.20	$0.12	(c)	$0.07	$0.12
Net realized and unrealized gain (loss)	1.35		0.29	0.93	1.34		(0.28)	0.40
Total from investment operations	$1.38		$0.52	$1.13	$1.46		$(0.21)	$0.52

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.23)	$(0.24)	$(0.12)		$(0.12)	$(0.18)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.03)		$(0.85)	$(0.65)	$(0.33)		$(0.78)	$(0.22)
Net asset value, end of period (x)	$18.49		$17.14	$17.47	$16.99		$15.86	$16.85
Total return (%) (r)(s)(t)(x)	8.03	(n)	3.44	6.73	9.37	(c)	(1.13)	3.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.14	1.16	1.19	(c)	1.19	1.19

Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.12	1.13	(c)	1.13	1.13

Net investment income (loss) (l)	0.33	(a)	1.33	1.15	0.76	(c)	0.43	0.74

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$8,030		$8,882	$11,056	$14,214		$16,727	$17,630

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529C	(unaudited)

Net asset value, beginning of period	$17.01		$17.35	$16.89	$15.76		$16.76	$16.47

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.22	$0.20	$0.12	(c)	$0.07	$0.12
Net realized and unrealized gain (loss)	1.34		0.29	0.92	1.34		(0.29)	0.40
Total from investment operations	$1.37		$0.51	$1.12	$1.46		$(0.22)	$0.52

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.23)	$(0.25)	$(0.12)		$(0.12)	$(0.19)
From net realized gain	—		(0.62)	(0.41)	(0.21)		(0.66)	(0.04)
Total distributions declared to shareholders	$(0.03)		$(0.85)	$(0.66)	$(0.33)		$(0.78)	$(0.23)
Net asset value, end of period (x)	$18.35		$17.01	$17.35	$16.89		$15.76	$16.76
Total return (%) (r)(s)(t)(x)	8.06	(n)	3.43	6.67	9.48	(c)	(1.18)	3.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.14	1.16	1.19	(c)	1.19	1.19

Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	1.13	(c)	1.13	1.14

Net investment income (loss) (l)	0.33	(a)	1.32	1.15	0.74	(c)	0.42	0.73

Portfolio turnover	1	(n)	2	2	1		2	8
Net assets at end of period (000 omitted)	$72,902		$71,615	$75,337	$79,047		$81,302	$79,455
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class A	(unaudited)

Net asset value, beginning of period	$20.26		$20.87	$19.84	$18.02		$19.10	$18.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.38	$0.36	$0.25	(c)	$0.18	$0.24
Net realized and unrealized gain (loss)	1.98		0.21	1.66	2.09		(0.42)	0.64
Total from investment operations	$2.05		$0.59	$2.02	$2.34		$(0.24)	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.40)	$(0.22)		$(0.28)	$(0.29)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.20)	$(0.99)	$(0.52)		$(0.84)	$(0.29)
Net asset value, end of period (x)	$22.31		$20.26	$20.87	$19.84		$18.02	$19.10
Total return (%) (r)(s)(t)(x)	10.12	(n)	3.58	10.27	13.26	(c)	(1.13)	4.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.36	0.35	0.36	(c)	0.36	0.36

Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.35	0.35	(c)	0.35	0.35

Net investment income (loss) (l)	0.68	(a)	1.87	1.72	1.34	(c)	1.00	1.26

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$3,090,302		$2,852,131	$2,852,681	$2,758,650		$2,915,599	$2,899,650

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class B	(unaudited)

Net asset value, beginning of period	$20.08		$20.65	$19.64	$17.83		$18.89	$18.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.23	$0.20	$0.11	(c)	$0.05	$0.10
Net realized and unrealized gain (loss)	1.95		0.23	1.64	2.08		(0.42)	0.63
Total from investment operations	$1.94		$0.46	$1.84	$2.19		$(0.37)	$0.73

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.08)		$(0.13)	$(0.14)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.03)	$(0.83)	$(0.38)		$(0.69)	$(0.14)
Net asset value, end of period (x)	$22.02		$20.08	$20.65	$19.64		$17.83	$18.89
Total return (%) (r)(s)(t)(x)	9.66	(n)	2.85	9.42	12.43	(c)	(1.85)	4.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.11	1.10	1.11	(c)	1.11	1.11

Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(c)	1.10	1.10

Net investment income (loss) (l)	(0.06	)(a)	1.13	0.98	0.58	(c)	0.26	0.52

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$166,819		$177,893	$214,832	$237,525		$258,674	$295,247

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class C	(unaudited)

Net asset value, beginning of period	$19.85		$20.43	$19.44	$17.66		$18.73	$18.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.23	$0.20	$0.11	(c)	$0.04	$0.09
Net realized and unrealized gain (loss)	1.93		0.22	1.62	2.05		(0.40)	0.64
Total from investment operations	$1.92		$0.45	$1.82	$2.16		$(0.36)	$0.73

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.08)		$(0.15)	$(0.17)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.03)	$(0.83)	$(0.38)		$(0.71)	$(0.17)
Net asset value, end of period (x)	$21.77		$19.85	$20.43	$19.44		$17.66	$18.73
Total return (%) (r)(s)(t)(x)	9.67	(n)	2.84	9.43	12.44	(c)	(1.85)	4.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.11	1.10	1.11	(c)	1.11	1.11

Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.10	(c)	1.10	1.10

Net investment income (loss) (l)	(0.07	)(a)	1.13	1.00	0.59	(c)	0.25	0.52

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$746,121		$714,230	$764,750	$934,658		$1,001,877	$1,017,542

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class I	(unaudited)

Net asset value, beginning of period	$20.45		$21.06	$20.02	$18.17		$19.26	$18.66

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.44	$0.42	$0.29	(c)	$0.22	$0.29
Net realized and unrealized gain (loss)	2.00		0.21	1.66	2.13		(0.42)	0.65
Total from investment operations	$2.10		$0.65	$2.08	$2.42		$(0.20)	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.45)	$(0.27)		$(0.33)	$(0.34)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.26)	$(1.04)	$(0.57)		$(0.89)	$(0.34)
Net asset value, end of period (x)	$22.55		$20.45	$21.06	$20.02		$18.17	$19.26
Total return (%) (r)(s)(t)(x)	10.27	(n)	3.84	10.50	13.61	(c)	(0.93)	5.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.11	0.10	0.11	(c)	0.11	0.11

Expenses after expense reductions (f)(h)	0.10	(a)	0.10	N/A	0.10	(c)	0.10	0.10

Net investment income (loss) (l)	0.92	(a)	2.13	1.99	1.53	(c)	1.24	1.53

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$271,989		$237,232	$195,227	$151,865		$101,044	$107,598

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R1	(unaudited)

Net asset value, beginning of period	$19.42		$20.02	$19.07	$17.32		$18.38	$17.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.23	$0.19	$0.11	(c)	$0.04	$0.08
Net realized and unrealized gain (loss)	1.89		0.21	1.59	2.02		(0.41)	0.64
Total from investment operations	$1.88		$0.44	$1.78	$2.13		$(0.37)	$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.24)	$(0.08)		$(0.13)	$(0.15)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.04)	$(0.83)	$(0.38)		$(0.69)	$(0.15)
Net asset value, end of period (x)	$21.30		$19.42	$20.02	$19.07		$17.32	$18.38
Total return (%) (r)(s)(t)(x)	9.68	(n)	2.85	9.40	12.48	(c)	(1.91)	4.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.11	1.10	1.11	(c)	1.11	1.11

Expenses after expense reductions (f)(h)	1.10	(a)	1.10	N/A	1.10	(c)	1.10	1.10

Net investment income (loss) (l)	(0.06	)(a)	1.18	0.96	0.60	(c)	0.25	0.46

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$21,952		$23,326	$30,764	$33,854		$38,652	$46,710

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R2	(unaudited)

Net asset value, beginning of period	$19.78		$20.39	$19.41	$17.63		$18.70	$18.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.33	$0.30	$0.20	(c)	$0.13	$0.19
Net realized and unrealized gain (loss)	1.93		0.21	1.61	2.06		(0.41)	0.63
Total from investment operations	$1.98		$0.54	$1.91	$2.26		$(0.28)	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.34)	$(0.18)		$(0.23)	$(0.24)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.15)	$(0.93)	$(0.48)		$(0.79)	$(0.24)
Net asset value, end of period (x)	$21.76		$19.78	$20.39	$19.41		$17.63	$18.70
Total return (%) (r)(s)(t)(x)	10.01	(n)	3.34	9.94	13.03	(c)	(1.40)	4.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)	0.61	0.60	0.61	(c)	0.61	0.61

Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.60	0.60	(c)	0.60	0.60

Net investment income (loss) (l)	0.43	(a)	1.64	1.46	1.10	(c)	0.76	1.01

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$136,957		$138,541	$160,632	$182,744		$196,320	$230,828

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R3	(unaudited)

Net asset value, beginning of period	$20.08		$20.69	$19.68	$17.87		$18.95	$18.36

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.39	$0.36	$0.25	(c)	$0.18	$0.23
Net realized and unrealized gain (loss)	1.96		0.20	1.64	2.08		(0.42)	0.65
Total from investment operations	$2.03		$0.59	$2.00	$2.33		$(0.24)	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.40)	$(0.22)		$(0.28)	$(0.29)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.20)	$(0.99)	$(0.52)		$(0.84)	$(0.29)
Net asset value, end of period (x)	$22.11		$20.08	$20.69	$19.68		$17.87	$18.95
Total return (%) (r)(s)(t)(x)	10.11	(n)	3.59	10.25	13.32	(c)	(1.16)	4.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.36	0.35	0.36	(c)	0.36	0.36

Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.35	0.35	(c)	0.35	0.35

Net investment income (loss) (l)	0.68	(a)	1.90	1.75	1.34	(c)	1.02	1.24

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$175,781		$170,299	$202,407	$235,279		$242,669	$274,377

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R4	(unaudited)

Net asset value, beginning of period	$20.24		$20.86	$19.84	$18.01		$19.09	$18.50

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.44	$0.39	$0.29	(c)	$0.23	$0.29
Net realized and unrealized gain (loss)	1.98		0.20	1.67	2.11		(0.42)	0.64
Total from investment operations	$2.08		$0.64	$2.06	$2.40		$(0.19)	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.45)	$(0.27)		$(0.33)	$(0.34)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.26)	$(1.04)	$(0.57)		$(0.89)	$(0.34)
Net asset value, end of period (x)	$22.32		$20.24	$20.86	$19.84		$18.01	$19.09
Total return (%) (r)(s)(t)(x)	10.28	(n)	3.83	10.50	13.62	(c)	(0.88)	5.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.11	0.10	0.11	(c)	0.10	0.11

Expenses after expense reductions (f)(h)	0.10	(a)	0.10	N/A	0.10	(c)	0.10	0.10

Net investment income (loss) (l)	0.93	(a)	2.16	1.90	1.55	(c)	1.27	1.57

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$257,783		$232,530	$230,032	$243,760		$210,248	$243,205

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529A	(unaudited)

Net asset value, beginning of period	$20.09		$20.70	$19.70	$17.89		$18.97	$18.38

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.37	$0.34	$0.24	(c)	$0.17	$0.23
Net realized and unrealized gain (loss)	1.96		0.22	1.65	2.09		(0.42)	0.64
Total from investment operations	$2.03		$0.59	$1.99	$2.33		$(0.25)	$0.87

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.40)	$(0.22)		$(0.27)	$(0.28)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.20)	$(0.99)	$(0.52)		$(0.83)	$(0.28)
Net asset value, end of period (x)	$22.12		$20.09	$20.70	$19.70		$17.89	$18.97
Total return (%) (r)(s)(t)(x)	10.10	(n)	3.57	10.17	13.27	(c)	(1.19)	4.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.41	0.42	0.46	(c)	0.46	0.46

Expenses after expense reductions (f)(h)	0.39	(a)	0.39	0.39	0.39	(c)	0.39	0.39

Net investment income (loss) (l)	0.64	(a)	1.83	1.68	1.28	(c)	0.96	1.22

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$266,742		$244,869	$236,768	$211,825		$195,856	$201,475

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529B	(unaudited)

Net asset value, beginning of period	$19.86		$20.45	$19.46	$17.67		$18.72	$18.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.21	$0.19	$0.10	(c)	$0.04	$0.09
Net realized and unrealized gain (loss)	1.93		0.23	1.63	2.05		(0.41)	0.63
Total from investment operations	$1.92		$0.44	$1.82	$2.15		$(0.37)	$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.06)		$(0.12)	$(0.13)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.03)	$(0.83)	$(0.36)		$(0.68)	$(0.13)
Net asset value, end of period (x)	$21.78		$19.86	$20.45	$19.46		$17.67	$18.72
Total return (%) (r)(s)(t)(x)	9.67	(n)	2.77	9.40	12.36	(c)	(1.91)	3.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.16	1.18	1.21	(c)	1.21	1.21

Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.15	1.15	(c)	1.14	1.14

Net investment income (loss) (l)	(0.11	)(a)	1.07	0.93	0.53	(c)	0.24	0.49

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$10,378		$10,820	$11,943	$12,439		$13,405	$17,070

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529C	(unaudited)

Net asset value, beginning of period	$19.56		$20.16	$19.21	$17.46		$18.53	$17.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.21	$0.19	$0.10	(c)	$0.04	$0.09
Net realized and unrealized gain (loss)	1.91		0.21	1.60	2.03		(0.41)	0.63
Total from investment operations	$1.90		$0.42	$1.79	$2.13		$(0.37)	$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.25)	$(0.08)		$(0.14)	$(0.16)
From net realized gain	—		(0.81)	(0.59)	(0.30)		(0.56)	—
Total distributions declared to shareholders	$—		$(1.02)	$(0.84)	$(0.38)		$(0.70)	$(0.16)
Net asset value, end of period (x)	$21.46		$19.56	$20.16	$19.21		$17.46	$18.53
Total return (%) (r)(s)(t)(x)	9.71	(n)	2.74	9.37	12.38	(c)	(1.92)	4.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.16	1.17	1.21	(c)	1.21	1.21

Expenses after expense reductions (f)(h)	1.14	(a)	1.14	1.14	1.15	(c)	1.15	1.15

Net investment income (loss) (l)	(0.11	)(a)	1.08	0.94	0.53	(c)	0.21	0.48

Portfolio turnover	1	(n)	3	2	1		3	6
Net assets at end of period (000 omitted)	$64,274		$61,352	$70,345	$74,292		$71,170	$75,459
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class A	(unaudited)

Net asset value, beginning of period	$22.94		$23.63	$21.80	$19.47		$20.78	$19.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.34	$0.30	$0.20	(c)	$0.12	$0.16
Net realized and unrealized gain (loss)	2.62		0.16	2.47	2.70		(0.44)	1.00
Total from investment operations	$2.62		$0.50	$2.77	$2.90		$(0.32)	$1.16

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.32)	$(0.20)		$(0.31)	$(0.25)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.19)	$(0.94)	$(0.57)		$(0.99)	$(0.25)
Net asset value, end of period (x)	$25.56		$22.94	$23.63	$21.80		$19.47	$20.78
Total return (%) (r)(s)(t)(x)	11.42	(n)	2.82	12.82	15.22	(c)	(1.45)	5.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.39	0.40	(c)	0.40	0.40

Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.38	0.38	(c)	0.38	0.38

Net investment income (loss) (l)	(0.02	)(a)	1.47	1.30	0.99	(c)	0.63	0.80

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$967,230		$869,146	$859,070	$778,995		$785,986	$778,633

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class B	(unaudited)

Net asset value, beginning of period	$22.60		$23.26	$21.46	$19.16		$20.46	$19.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.17	$0.13	$0.05	(c)	$(0.02)	$0.01
Net realized and unrealized gain (loss)	2.57		0.17	2.43	2.66		(0.46)	0.99
Total from investment operations	$2.48		$0.34	$2.56	$2.71		$(0.48)	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.14)	$(0.04)		$(0.14)	$(0.09)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.76)	$(0.41)		$(0.82)	$(0.09)
Net asset value, end of period (x)	$25.08		$22.60	$23.26	$21.46		$19.16	$20.46
Total return (%) (r)(s)(t)(x)	10.97	(n)	2.03	12.02	14.39	(c)	(2.26)	5.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.15	(c)	1.15	1.14

Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	1.13	(c)	1.13	1.13

Net investment income (loss) (l)	(0.77	)(a)	0.73	0.57	0.23	(c)	(0.11)	0.07

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$51,874		$52,512	$61,264	$65,287		$71,184	$85,310

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class C	(unaudited)

Net asset value, beginning of period	$22.36		$23.02	$21.26	$18.99		$20.30	$19.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.16	$0.13	$0.05	(c)	$(0.02)	$0.01
Net realized and unrealized gain (loss)	2.55		0.18	2.40	2.64		(0.45)	0.97
Total from investment operations	$2.46		$0.34	$2.53	$2.69		$(0.47)	$0.98

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.15)	$(0.05)		$(0.16)	$(0.11)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.77)	$(0.42)		$(0.84)	$(0.11)
Net asset value, end of period (x)	$24.82		$22.36	$23.02	$21.26		$18.99	$20.30
Total return (%) (r)(s)(t)(x)	11.00	(n)	2.04	11.97	14.42	(c)	(2.24)	5.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.15	(c)	1.15	1.15

Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	1.13	(c)	1.13	1.13

Net investment income (loss) (l)	(0.77	)(a)	0.72	0.58	0.24	(c)	(0.12)	0.07

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$238,481		$221,719	$227,357	$274,450		$282,953	$294,608

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class I	(unaudited)

Net asset value, beginning of period	$23.33		$24.02	$22.14	$19.77		$21.09	$20.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.39	$0.37	$0.25	(c)	$0.18	$0.22
Net realized and unrealized gain (loss)	2.67		0.17	2.51	2.74		(0.46)	1.01
Total from investment operations	$2.70		$0.56	$2.88	$2.99		$(0.28)	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.38)	$(0.25)		$(0.36)	$(0.30)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.25)	$(1.00)	$(0.62)		$(1.04)	$(0.30)
Net asset value, end of period (x)	$26.03		$23.33	$24.02	$22.14		$19.77	$21.09
Total return (%) (r)(s)(t)(x)	11.57	(n)	3.05	13.11	15.49	(c)	(1.23)	6.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.15	0.14	0.15	(c)	0.15	0.15

Expenses after expense reductions (f)(h)	0.13	(a)	0.13	0.13	0.13	(c)	0.13	0.13

Net investment income (loss) (l)	0.22	(a)	1.67	1.58	1.19	(c)	0.89	1.06

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$200,798		$167,527	$142,897	$112,479		$62,542	$64,751
See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R1	(unaudited)

Net asset value, beginning of period	$22.00		$22.69	$20.97	$18.74		$20.03	$19.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.15	$0.12	$0.05	(c)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss)	2.51		0.18	2.37	2.60		(0.44)	0.99
Total from investment operations	$2.42		$0.33	$2.49	$2.65		$(0.46)	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.05)		$(0.15)	$(0.08)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.02)	$(0.77)	$(0.42)		$(0.83)	$(0.08)
Net asset value, end of period (x)	$24.42		$22.00	$22.69	$20.97		$18.74	$20.03
Total return (%) (r)(s)(t)(x)	11.00	(n)	2.03	11.94	14.42	(c)	(2.21)	5.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.14	1.15	(c)	1.15	1.15

Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.13	1.13	(c)	1.13	1.13

Net investment income (loss) (l)	(0.76	)(a)	0.69	0.53	0.27	(c)	(0.12)	(0.11)

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$15,865		$17,093	$17,228	$16,835		$17,908	$20,596

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R2	(unaudited)

Net asset value, beginning of period	$22.44		$23.13	$21.36	$19.08		$20.38	$19.48

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.28	$0.25	$0.15	(c)	$0.08	$0.10
Net realized and unrealized gain (loss)	2.56		0.16	2.40	2.64		(0.45)	0.99
Total from investment operations	$2.53		$0.44	$2.65	$2.79		$(0.37)	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.26)	$(0.14)		$(0.25)	$(0.19)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.13)	$(0.88)	$(0.51)		$(0.93)	$(0.19)
Net asset value, end of period (x)	$24.97		$22.44	$23.13	$21.36		$19.08	$20.38
Total return (%) (r)(s)(t)(x)	11.27	(n)	2.56	12.50	14.96	(c)	(1.69)	5.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.65	0.64	0.65	(c)	0.65	0.64

Expenses after expense reductions (f)(h)	0.63	(a)	0.63	0.63	0.63	(c)	0.63	0.63

Net investment income (loss) (l)	(0.27	)(a)	1.23	1.09	0.76	(c)	0.40	0.51

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$63,663		$63,038	$70,426	$77,558		$82,546	$94,097

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R3	(unaudited)

Net asset value, beginning of period	$22.75		$23.44	$21.63	$19.31		$20.62	$19.72

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.34	$0.30	$0.19	(c)	$0.12	$0.16
Net realized and unrealized gain (loss)	2.59		0.15	2.45	2.69		(0.45)	0.99
Total from investment operations	$2.59		$0.49	$2.75	$2.88		$(0.33)	$1.15

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.32)	$(0.19)		$(0.30)	$(0.25)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.18)	$(0.94)	$(0.56)		$(0.98)	$(0.25)
Net asset value, end of period (x)	$25.34		$22.75	$23.44	$21.63		$19.31	$20.62
Total return (%) (r)(s)(t)(x)	11.38	(n)	2.78	12.82	15.28	(c)	(1.47)	5.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.39	0.40	(c)	0.40	0.40

Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.38	0.38	(c)	0.38	0.38

Net investment income (loss) (l)	(0.02	)(a)	1.48	1.33	0.94	(c)	0.65	0.82

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$102,863		$97,866	$137,905	$142,459		$158,309	$174,355

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class R4	(unaudited)

Net asset value, beginning of period	$23.01		$23.71	$21.87	$19.53		$20.85	$19.93

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.39	$0.35	$0.25	(c)	$0.16	$0.24
Net realized and unrealized gain (loss)	2.63		0.16	2.49	2.71		(0.44)	0.98
Total from investment operations	$2.66		$0.55	$2.84	$2.96		$(0.28)	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.38)	$(0.25)		$(0.36)	$(0.30)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.25)	$(1.00)	$(0.62)		$(1.04)	$(0.30)
Net asset value, end of period (x)	$25.67		$23.01	$23.71	$21.87		$19.53	$20.85
Total return (%) (r)(s)(t)(x)	11.56	(n)	3.05	13.09	15.53	(c)	(1.24)	6.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.15	0.14	0.15	(c)	0.14	0.15

Expenses after expense reductions (f)(h)	0.13	(a)	0.13	0.13	0.13	(c)	0.13	0.13

Net investment income (loss) (l)	0.22	(a)	1.69	1.53	1.23	(c)	0.80	1.21

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$133,697		$109,384	$91,311	$72,011		$60,355	$79,509

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529A	(unaudited)

Net asset value, beginning of period	$22.77		$23.47	$21.66	$19.34		$20.66	$19.76

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.33	$0.29	$0.19	(c)	$0.11	$0.16
Net realized and unrealized gain (loss)	2.60		0.15	2.45	2.69		(0.45)	0.98
Total from investment operations	$2.59		$0.48	$2.74	$2.88		$(0.34)	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.31)	$(0.19)		$(0.30)	$(0.24)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.18)	$(0.93)	$(0.56)		$(0.98)	$(0.24)
Net asset value, end of period (x)	$25.36		$22.77	$23.47	$21.66		$19.34	$20.66
Total return (%) (r)(s)(t)(x)	11.37	(n)	2.75	12.78	15.23	(c)	(1.54)	5.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.45	0.46	0.50	(c)	0.50	0.50

Expenses after expense reductions (f)(h)	0.42	(a)	0.42	0.42	0.42	(c)	0.42	0.42

Net investment income (loss) (l)	(0.06	)(a)	1.44	1.26	0.93	(c)	0.59	0.78

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$158,196		$145,819	$146,874	$129,294		$128,357	$127,112

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529B	(unaudited)

Net asset value, beginning of period	$22.31		$22.98	$21.22	$18.94		$20.23	$19.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.16	$0.11	$0.04	(c)	$(0.03)	$0.00 (w)
Net realized and unrealized gain (loss)	2.54		0.17	2.40	2.62		(0.44)	0.97
Total from investment operations	$2.44		$0.33	$2.51	$2.66		$(0.47)	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.13)	$(0.01)		$(0.14)	$(0.08)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.75)	$(0.38)		$(0.82)	$(0.08)
Net asset value, end of period (x)	$24.75		$22.31	$22.98	$21.22		$18.94	$20.23
Total return (%) (r)(s)(t)(x)	10.94	(n)	2.00	11.92	14.29	(c)	(2.23)	5.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.21	1.25	(c)	1.25	1.24

Expenses after expense reductions (f)(h)	1.18	(a)	1.18	1.18	1.18	(c)	1.18	1.18

Net investment income (loss) (l)	(0.81	)(a)	0.72	0.49	0.18	(c)	(0.15)	0.02

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$3,878		$4,253	$5,021	$5,357		$6,868	$8,151

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/19		Year ended
			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
Class 529C	(unaudited)

Net asset value, beginning of period	$22.00		$22.68	$20.97	$18.73		$20.04	$19.18

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.16	$0.12	$0.04	(c)	$(0.03)	$0.01
Net realized and unrealized gain (loss)	2.51		0.16	2.36	2.60		(0.44)	0.96
Total from investment operations	$2.42		$0.32	$2.48	$2.64		$(0.47)	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.15)	$(0.03)		$(0.16)	$(0.11)
From net realized gain	—		(0.85)	(0.62)	(0.37)		(0.68)	—
Total distributions declared to shareholders	$—		$(1.00)	$(0.77)	$(0.40)		$(0.84)	$(0.11)
Net asset value, end of period (x)	$24.42		$22.00	$22.68	$20.97		$18.73	$20.04
Total return (%) (r)(s)(t)(x)	11.00	(n)	1.99	11.90	14.37	(c)	(2.27)	5.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.21	1.25	(c)	1.25	1.25

Expenses after expense reductions (f)(h)	1.17	(a)	1.17	1.17	1.17	(c)	1.17	1.17

Net investment income (loss) (l)	(0.81	)(a)	0.72	0.55	0.19	(c)	(0.15)	0.03

Portfolio turnover	3	(n)	5	2	2		5	6
Net assets at end of period (000 omitted)	$27,750		$27,617	$31,322	$34,237		$37,772	$37,784
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as

“underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were

Notes to Financial Statements (unaudited) – continued

no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund

Financial Instruments
Mutual Funds	$2,974,225,063	$61,803,496	$—	$3,036,028,559

MFS Moderate Allocation Fund

Financial Instruments
Mutual Funds	$5,543,845,942	$173,387,965	$—	$5,717,233,907

MFS Growth Allocation Fund

Financial Instruments
Mutual Funds	$4,897,101,466	$312,305,218	$—	$5,209,406,684

MFS Aggressive Growth Allocation Fund

Financial Instruments
Mutual Funds	$1,768,378,843	$195,616,906	$—	$1,963,995,749

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Notes to Financial Statements (unaudited) – continued

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$65,209,159	$113,455,904	$90,340,261	$26,158,756
Long-term capital gains	63,486,006	182,901,230	182,788,180	59,699,856
Total distributions	$128,695,165	$296,357,134	$273,128,441	$85,858,612

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Cost of investments	$2,357,428,838	$3,980,558,342	$3,089,467,764	$1,061,827,562

Gross appreciation	690,668,411	1,801,287,755	2,204,851,924	929,589,594
Gross depreciation	(12,068,690)	(64,612,190)	(84,913,004)	(27,421,407)
Net unrealized appreciation (depreciation)	$678,599,721	$1,736,675,565	$2,119,938,920	$902,168,187

As of 5/31/19
Undistributed ordinary income	12,336,657	21,203,520	15,696,770	2,824,691
Undistributed long-term capital gain	27,366,301	99,106,066	110,216,901	52,858,028
Late year ordinary loss deferral	—	—	—	(1,660,920)
Net unrealized appreciation (depreciation)	521,719,481	1,362,540,783	1,616,460,178	711,810,676

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund

	Six Months Ended 11/30/19	Year Ended 5/31/19	Six Months Ended 11/30/19	Year Ended 5/31/19	Six Months Ended 11/30/19	Year Ended 5/31/19	Six Months Ended 11/30/19	Year Ended 5/31/19
Class A	$10,809,852	$58,993,685	$17,233,853	$165,852,535	$—	$161,119,061	$—	$42,288,127
Class B	374,899	4,031,465	322,913	11,157,562	—	9,708,383	—	2,406,474
Class C	2,418,689	21,270,652	1,709,900	45,458,183	—	36,652,049	—	9,476,967
Class I	3,572,316	17,543,530	1,920,568	15,686,356	—	13,353,618	—	7,903,032
Class R1	63,945	454,348	54,027	1,359,461	—	1,472,799	—	729,171
Class R2	460,245	2,994,891	596,572	7,906,835	—	8,250,941	—	3,261,485
Class R3	858,177	5,002,912	1,538,785	15,475,717	—	10,834,512	—	5,674,293
Class R4	1,794,131	10,298,525	1,509,373	16,766,582	—	14,251,187	—	5,212,860
Class 529A	1,187,428	6,233,349	1,281,510	12,612,161	—	13,675,147	—	7,369,808
Class 529B	24,143	252,344	12,614	489,830	—	556,293	—	204,523
Class 529C	196,019	1,619,464	124,134	3,591,912	—	3,254,451	—	1,331,872
Total	$21,759,844	$128,695,165	$26,304,249	$296,357,134	$—	$273,128,441	$—	$85,858,612

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

For MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund, the investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. These written agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $179,392 for the MFS Growth Allocation Fund, and is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2019, actual operating expenses for the MFS Conservative Allocation Fund and for the MFS Moderate Allocation Fund did not exceed the limit and therefore, the investment adviser did not pay any portion of the funds’ expenses related to this agreement.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $157,923 and is included in the reduction of total expenses in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$237,436	$20,711
MFS Moderate Allocation Fund	499,390	52,759
MFS Growth Allocation Fund	531,358	77,776
MFS Aggressive Growth Allocation Fund	198,820	66,553

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,686,336
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	3,965,066
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,744,983
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,153,561

	Class B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$450,622
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,019,257
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	872,950
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	262,646

	Class C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,741,008
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	4,700,050
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,695,076
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,167,698

	Class R1

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$64,257
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	133,469
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	112,923
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	81,303

	Class R2

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$163,400
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	345,706
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	350,004
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	160,118

	Class R3

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$132,545
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	352,845
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	220,400
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	128,350

	Class 529A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$187,463
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	301,974
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	321,107
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	190,652

Notes to Financial Statements (unaudited) – continued

	Class 529B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$29,440
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	42,665
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	53,839
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	20,238

	Class 529C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$224,401
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	364,553
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	316,284
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	139,225

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$5,679,472	$11,225,585	$9,687,566	$3,303,791

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$7,101	$40,258	$32,537	$16,747
Class B	275	1,227	1,323	754
Class C	612	2,400	3,777	1,344
Class R1	—	1	8	—
Class R2	49	167	245	2
Class 529A	10,199	7,988	13,242	8,099
Class 529B	160	244	184	57
Class 529C	1,641	1,526	1,957	1,510

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$4,997	$9,388	$9,509	$2,891
Class B	26,765	78,064	62,466	20,828
Class C	16,121	34,062	27,963	14,902
Class 529B	480	1,931	6,100	984
Class 529C	496	329	838	226

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2019, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$37,493	$60,395	$64,221	$38,130
Class 529B	1,472	2,133	2,692	1,012
Class 529C	11,220	18,224	15,811	6,960
Total Program Manager Fees	$50,185	$80,752	$82,724	$46,102

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2019, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0006%	0.0003%	0.0003%	0.0009%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

$1,241	$2,748	$2,570	$955

MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$79,236,675	$44,043,704	$21,394,055	$48,225,943
Sales	$80,250,323	$190,454,861	$170,173,042	$65,224,088

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund

	Six Months Ended 11/30/19		Year ended 5/31/19		Six Months Ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	7,322,474	$117,542,480	11,247,794	$172,189,047	9,753,418	$179,745,024	18,848,647	$330,523,324

Class B	44,467	710,802	395,766	6,016,417	76,565	1,390,495	652,022	11,292,165

Class C	2,571,130	40,578,417	4,708,589	70,936,299	2,733,639	49,343,064	6,222,515	107,163,097

Class I	3,016,292	48,796,745	7,415,078	114,320,938	2,411,167	44,977,550	6,002,432	106,920,584

Class R1	192,206	2,950,531	171,334	2,505,961	93,248	1,643,604	232,137	3,923,567

Class R2	410,988	6,394,672	1,379,185	20,426,894	462,190	8,291,237	1,104,945	18,945,640

Class R3	1,150,125	18,225,517	1,909,472	29,062,232	2,024,251	36,800,948	2,928,153	51,205,205

Class R4	3,037,094	48,598,075	5,317,873	81,052,760	2,230,865	41,123,916	4,402,483	77,022,038

Class 529A	2,299,229	36,544,486	4,615,377	70,059,530	1,666,648	30,467,824	3,705,337	64,367,007

Class 529B	86,340	1,348,880	198,508	2,947,631	43,869	787,523	140,598	2,415,694
Class 529C	664,597	10,352,320	1,546,627	23,037,095	443,888	7,916,213	1,238,526	21,100,878
	20,794,942	$332,042,925	38,905,603	$592,554,804	21,939,748	$402,487,398	45,477,795	$794,879,199

Shares issued to shareholders in reinvestment of distributions

Class A	651,910	$10,384,717	3,891,697	$56,643,994	907,292	$16,610,859	9,879,928	$159,659,934

Class B	22,646	358,722	268,940	3,867,917	17,442	315,676	690,219	10,917,735

Class C	146,161	2,292,360	1,416,730	20,173,157	90,230	1,621,177	2,746,313	43,112,755

Class I	170,631	2,744,179	918,936	13,521,940	79,821	1,482,104	742,462	12,192,865

Class R1	4,160	63,945	32,550	454,348	3,077	54,027	88,469	1,359,390

Class R2	28,199	435,990	197,386	2,783,697	31,490	563,434	469,505	7,398,652

Class R3	54,354	858,177	346,841	5,002,621	84,780	1,538,785	965,003	15,474,867

Class R4	103,199	1,645,271	673,693	9,806,915	73,693	1,347,410	978,106	15,809,460

Class 529A	74,965	1,187,392	430,870	6,233,278	70,381	1,281,415	785,284	12,612,161

Class 529B	1,550	24,143	17,834	252,330	705	12,614	31,291	489,074
Class 529C	12,636	196,019	114,998	1,619,464	6,992	124,134	231,431	3,591,912
	1,270,411	$20,190,915	8,310,475	$120,359,661	1,365,903	$24,951,635	17,608,011	$282,618,805

Shares reacquired

Class A	(6,647,584)	$(106,574,589)	(16,591,042)	$(253,913,400)	(11,656,371)	$(214,624,739)	(27,494,240)	$(482,087,445)

Class B	(1,016,956)	(16,225,948)	(2,128,596)	(32,364,567)	(1,912,686)	(34,851,980)	(3,781,568)	(65,517,519)

Class C	(3,549,644)	(56,014,773)	(8,351,356)	(125,895,999)	(5,522,871)	(99,774,217)	(12,143,145)	(209,220,461)

Class I	(1,721,768)	(27,852,778)	(7,712,592)	(116,995,712)	(1,882,458)	(35,154,822)	(6,023,912)	(106,293,449)

Class R1	(153,225)	(2,376,368)	(289,104)	(4,290,783)	(201,475)	(3,558,153)	(361,451)	(6,049,047)

Class R2	(603,892)	(9,400,775)	(2,079,281)	(30,638,610)	(1,100,313)	(19,833,312)	(3,121,308)	(53,641,154)

Class R3	(1,335,955)	(21,213,078)	(2,936,062)	(44,365,863)	(2,400,718)	(43,811,178)	(5,982,734)	(104,185,445)

Class R4	(2,198,089)	(35,208,027)	(7,040,601)	(103,512,993)	(1,645,453)	(30,320,584)	(9,074,999)	(151,477,708)

Class 529A	(2,310,787)	(36,727,779)	(4,281,443)	(65,014,017)	(2,066,050)	(37,742,486)	(4,053,477)	(70,574,642)

Class 529B	(156,417)	(2,447,264)	(291,080)	(4,350,142)	(128,565)	(2,312,028)	(286,577)	(4,866,705)
Class 529C	(687,224)	(10,704,126)	(1,533,390)	(22,764,716)	(688,073)	(12,264,057)	(1,602,483)	(27,162,860)
	(20,381,541)	$(324,745,505)	(53,234,547)	$(804,106,802)	(29,205,033)	$(534,247,556)	(73,925,894)	$(1,281,076,435)

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued

	Six Months Ended 11/30/19		Year ended 5/31/19		Six Months Ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change

Class A	1,326,800	$21,352,608	(1,451,551)	$(25,080,359)	(995,661)	$(18,268,856)	1,234,335	$8,095,813

Class B	(949,843)	(15,156,424)	(1,463,890)	(22,480,233)	(1,818,679)	(33,145,809)	(2,439,327)	(43,307,619)

Class C	(832,353)	(13,143,996)	(2,226,037)	(34,786,543)	(2,699,002)	(48,809,976)	(3,174,317)	(58,944,609)

Class I	1,465,155	23,688,146	621,422	10,847,166	608,530	11,304,832	720,982	12,820,000

Class R1	43,141	638,108	(85,220)	(1,330,474)	(105,150)	(1,860,522)	(40,845)	(766,090)

Class R2	(164,705)	(2,570,113)	(502,710)	(7,428,019)	(606,633)	(10,978,641)	(1,546,858)	(27,296,862)

Class R3	(131,476)	(2,129,384)	(679,749)	(10,301,010)	(291,687)	(5,471,445)	(2,089,578)	(37,505,373)

Class R4	942,204	15,035,319	(1,049,035)	(12,653,318)	659,105	12,150,742	(3,694,410)	(58,646,210)

Class 529A	63,407	1,004,099	764,804	11,278,791	(329,021)	(5,993,247)	437,144	6,404,526

Class 529B	(68,527)	(1,074,241)	(74,738)	(1,150,181)	(83,991)	(1,511,891)	(114,688)	(1,961,937)
Class 529C	(9,991)	(155,787)	128,235	1,891,843	(237,193)	(4,223,710)	(132,526)	(2,470,070)
	1,683,812	$27,488,335	(6,018,469)	$(91,192,337)	(5,899,382)	$(106,808,523)	(10,840,088)	$(203,578,431)

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund

	Six Months Ended 11/30/19		Year ended 5/31/19		Six Months Ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	7,045,342	$151,461,741	15,138,890	$308,220,750	2,525,621	$61,664,362	5,236,894	$120,732,984

Class B	25,628	550,649	546,224	11,057,805	9,006	215,767	250,463	5,718,259

Class C	2,217,127	46,545,731	4,655,082	93,234,038	891,068	21,160,895	1,839,580	41,356,466

Class I	1,839,829	39,909,357	4,950,255	101,749,384	1,308,306	32,555,819	2,854,662	65,654,604

Class R1	60,516	1,244,031	168,467	3,301,527	28,341	662,315	101,533	2,231,527

Class R2	304,119	6,368,059	797,491	15,921,895	209,151	5,014,956	523,200	11,789,625

Class R3	865,545	18,355,506	1,321,370	27,062,233	461,088	11,156,091	876,922	20,068,918

Class R4	1,456,813	31,319,479	3,287,873	66,759,955	1,093,289	26,948,507	1,957,167	44,474,804

Class 529A	1,215,644	25,909,991	2,611,977	52,684,155	482,994	11,712,937	1,179,498	27,041,771

Class 529B	24,495	511,594	92,376	1,843,144	984	23,255	34,984	788,670
Class 529C	228,622	4,725,913	564,730	11,116,841	83,960	1,962,300	207,708	4,678,943
	15,283,680	$326,902,051	34,134,735	$692,951,727	7,093,808	$173,077,204	15,062,611	$344,536,571

Shares issued to shareholders in reinvestment of distributions

Class A	—	$—	8,691,032	$156,525,537	—	$—	2,030,603	$40,896,352

Class B	—	—	531,584	9,515,307	—	—	119,912	2,386,256

Class C	—	—	2,001,210	35,401,415	—	—	465,821	9,172,009

Class I	—	—	530,549	9,634,775	—	—	255,411	5,225,703

Class R1	—	—	85,084	1,472,799	—	—	37,625	729,171

Class R2	—	—	454,029	7,990,914	—	—	158,540	3,126,405

Class R3	—	—	607,316	10,834,512	—	—	284,141	5,674,293

Class R4	—	—	737,115	13,245,955	—	—	237,679	4,796,364

Class 529A	—	—	765,560	13,672,902	—	—	368,663	7,369,594

Class 529B	—	—	31,411	556,293	—	—	10,408	204,523
Class 529C	—	—	186,450	3,253,558	—	—	68,728	1,331,872
	—	$—	14,621,340	$262,103,967	—	$—	4,037,531	$80,912,542

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued

	Six Months Ended 11/30/19		Year ended 5/31/19		Six Months Ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(9,296,373)	$(199,522,692)	(19,755,492)	$(403,638,669)	(2,564,299)	$(62,637,925)	(5,733,226)	$(133,460,526)

Class B	(1,311,964)	(27,926,148)	(2,619,298)	(52,969,870)	(264,359)	(6,354,310)	(681,094)	(15,532,783)

Class C	(3,934,153)	(82,677,527)	(8,101,489)	(162,296,957)	(1,196,685)	(28,503,294)	(2,266,280)	(51,175,676)

Class I	(1,376,576)	(29,784,014)	(3,151,975)	(63,884,929)	(772,532)	(19,178,661)	(1,879,208)	(43,765,380)

Class R1	(231,213)	(4,756,531)	(588,674)	(11,471,258)	(155,515)	(3,647,969)	(121,519)	(2,733,676)

Class R2	(1,011,973)	(21,229,234)	(2,124,667)	(41,906,817)	(468,383)	(11,173,533)	(917,049)	(20,707,314)

Class R3	(1,396,394)	(29,713,687)	(3,230,880)	(64,338,526)	(704,012)	(17,140,211)	(2,743,982)	(61,512,686)

Class R4	(1,393,053)	(29,831,832)	(3,566,526)	(70,288,876)	(637,698)	(15,670,170)	(1,292,895)	(29,269,235)

Class 529A	(1,343,647)	(28,578,967)	(2,624,563)	(53,057,990)	(648,940)	(15,702,435)	(1,403,103)	(32,033,223)

Class 529B	(92,812)	(1,956,274)	(163,032)	(3,271,853)	(34,987)	(824,002)	(73,213)	(1,631,168)
Class 529C	(369,048)	(7,641,309)	(1,104,664)	(21,761,656)	(202,462)	(4,725,523)	(402,262)	(8,903,712)
	(21,757,206)	$(463,618,215)	(47,031,260)	$(948,887,401)	(7,649,872)	$(185,558,033)	(17,513,831)	$(400,725,379)

Net change

Class A	(2,251,031)	$(48,060,951)	4,074,430	$61,107,618	(38,678)	$(973,563)	1,534,271	$28,168,810

Class B	(1,286,336)	(27,375,499)	(1,541,490)	(32,396,758)	(255,353)	(6,138,543)	(310,719)	(7,428,268)

Class C	(1,717,026)	(36,131,796)	(1,445,197)	(33,661,504)	(305,617)	(7,342,399)	39,121	(647,201)

Class I	463,253	10,125,343	2,328,829	47,499,230	535,774	13,377,158	1,230,865	27,114,927

Class R1	(170,697)	(3,512,500)	(335,123)	(6,696,932)	(127,174)	(2,985,654)	17,639	227,022

Class R2	(707,854)	(14,861,175)	(873,147)	(17,994,008)	(259,232)	(6,158,577)	(235,309)	(5,791,284)

Class R3	(530,849)	(11,358,181)	(1,302,194)	(26,441,781)	(242,924)	(5,984,120)	(1,582,919)	(35,769,475)

Class R4	63,760	1,487,647	458,462	9,717,034	455,591	11,278,337	901,951	20,001,933

Class 529A	(128,003)	(2,668,976)	752,974	13,299,067	(165,946)	(3,989,498)	145,058	2,378,142

Class 529B	(68,317)	(1,444,680)	(39,245)	(872,416)	(34,003)	(800,747)	(27,821)	(637,975)
Class 529C	(140,426)	(2,915,396)	(353,484)	(7,391,257)	(118,502)	(2,763,223)	(125,826)	(2,892,897)
	(6,473,526)	$(136,716,164)	1,724,815	$6,168,293	(556,064)	$(12,480,829)	1,586,311	$24,723,734

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

Effective June 1, 2019, purchases of each fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$8,028	$15,588	$13,610	$5,003
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$54,594,424	$4,359,224	$520,482	$(347,026)	$464,427	$58,550,567
MFS Emerging Markets Debt Fund	85,815,845	3,627,532	1,537,825	(12,874)	2,105,539	89,998,217
MFS Emerging Markets Debt Local Currency Fund	56,833,136	2,664,893	2,338,705	(416,215)	2,692,391	59,435,500
MFS Global Bond Fund	143,594,334	4,305,021	2,636,819	(284,665)	3,529,000	148,506,871
MFS Global Real Estate Fund	56,789,322	677,733	2,408,771	323,044	4,926,295	60,307,623
MFS Government Securities Fund	287,644,533	11,017,576	5,309,037	(124,263)	4,562,103	297,790,912
MFS Growth Fund	168,855,811	5,634,442	9,000,555	3,022,765	19,729,406	188,241,869
MFS High Income Fund	142,294,143	5,529,370	996,127	(30,845)	3,896,786	150,693,327
MFS Inflation-Adjusted Bond Fund	288,807,931	10,582,135	4,652,822	(49,933)	3,717,989	298,405,300
MFS Institutional Money Market Portfolio	1,939,958	42,496,697	43,179,917	(282)	46	1,256,502
MFS International Growth Fund	55,941,628	2,434,075	2,406,172	115,277	6,187,548	62,272,356
MFS International Intrinsic Value Fund	56,317,093	2,094,169	1,914,280	115,014	5,191,500	61,803,496
MFS Limited Maturity Fund	285,635,602	14,512,303	2,439,522	(54,318)	1,504,894	299,158,959
MFS Mid Cap Growth Fund	113,733,540	3,760,871	6,066,123	2,609,178	11,298,671	125,336,137
MFS Mid Cap Value Fund	110,272,593	4,705,108	5,447,749	272,248	14,073,315	123,875,515
MFS New Discovery Fund	27,804,055	1,685,508	1,591,287	188,719	3,790,603	31,877,598
MFS New Discovery Value Fund	27,236,038	1,704,260	1,680,618	80,998	3,959,966	31,300,644
MFS Research Fund	167,550,031	4,526,673	7,291,376	641,650	22,019,023	187,446,001
MFS Research International Fund	111,973,507	4,172,280	5,209,249	262,084	13,121,945	124,320,567
MFS Total Return Bond Fund	431,573,001	14,211,879	9,093,293	116,758	11,617,627	448,425,972
MFS Value Fund	166,824,657	7,297,910	7,709,511	580,503	20,031,067	187,024,626
	$2,842,031,182	$151,999,659	$123,430,240	$7,007,817	$158,420,141	$3,036,028,559

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund					$—	$—
MFS Emerging Markets Debt Fund					2,092,789	—
MFS Emerging Markets Debt Local Currency Fund					1,467,980	—
MFS Global Bond Fund					1,556,922	—
MFS Global Real Estate Fund					—	—
MFS Government Securities Fund					3,606,724	—
MFS Growth Fund					—	732,564
MFS High Income Fund					3,665,202	—
MFS Inflation-Adjusted Bond Fund					3,291,038	—
MFS Institutional Money Market Portfolio					17,373	—
MFS International Growth Fund					—	—
MFS International Intrinsic Value Fund					—	—
MFS Limited Maturity Fund					4,144,058	—
MFS Mid Cap Growth Fund					—	—
MFS Mid Cap Value Fund					—	—
MFS New Discovery Fund					—	—
MFS New Discovery Value Fund					66,360	349,366
MFS Research Fund					—	—
MFS Research International Fund					—	—
MFS Total Return Bond Fund					6,943,281	—
MFS Value Fund					2,350,002	—
					$29,201,729	$1,081,930

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$154,088,353	$8,705,059	$19,195	$(14,302)	$238,356	$162,998,271
MFS Emerging Markets Debt Fund	163,273,168	4,423,489	2,968,940	(29,162)	4,024,733	168,723,288
MFS Emerging Markets Debt Local Currency Fund	106,124,816	3,506,972	2,405,101	(416,703)	4,660,697	111,470,681
MFS Global Bond Fund	270,899,820	5,452,951	4,558,007	(538,600)	6,700,440	277,956,604
MFS Global Real Estate Fund	164,393,483	391,604	9,773,780	1,559,890	13,442,564	170,013,761
MFS Government Securities Fund	541,667,330	13,972,609	6,222,542	(196,907)	8,552,571	557,773,061
MFS Growth Fund	434,157,611	3,201,688	26,396,153	15,028,311	42,495,659	468,487,116
MFS High Income Fund	271,388,203	8,250,952	4,182,003	(232,814)	7,579,104	282,803,442
MFS Inflation-Adjusted Bond Fund	382,147,360	8,779,792	5,218,671	(13,589)	4,895,181	390,590,073
MFS Institutional Money Market Portfolio	1,744,726	57,441,139	55,918,220	(135)	(45)	3,267,465
MFS International Growth Fund	161,243,895	664,676	5,348,259	1,316,241	16,447,897	174,324,450
MFS International Intrinsic Value Fund	162,750,224	271,411	4,603,071	1,702,560	13,266,841	173,387,965
MFS International New Discovery Fund	53,801,749	628,358	1,187,059	105,657	4,612,661	57,961,366
MFS Mid Cap Growth Fund	384,959,391	2,282,431	24,315,687	12,632,673	33,673,006	409,231,814
MFS Mid Cap Value Fund	369,807,629	2,808,460	15,830,304	2,914,952	44,233,153	403,933,890
MFS New Discovery Fund	80,515,743	1,625,792	4,654,008	806,357	10,432,352	88,726,236
MFS New Discovery Value Fund	77,930,749	2,299,733	4,262,344	371,423	10,949,943	87,289,504
MFS Research Fund	430,136,229	1,868,643	22,681,827	3,072,442	54,158,630	466,554,117
MFS Research International Fund	322,451,325	1,174,852	13,307,195	1,828,671	35,902,303	348,049,956
MFS Total Return Bond Fund	437,415,509	10,083,075	10,580,101	31,567	11,856,369	448,806,419
MFS Value Fund	427,540,047	7,434,733	21,940,615	5,837,896	46,012,367	464,884,428
	$5,398,437,360	$145,268,419	$246,373,082	$45,766,428	$374,134,782	$5,717,233,907

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund					$—	$—
MFS Emerging Markets Debt Fund					3,964,890	—
MFS Emerging Markets Debt Local Currency Fund					2,767,980	—
MFS Global Bond Fund					2,933,979	—
MFS Global Real Estate Fund					—	—
MFS Government Securities Fund					6,789,832	—
MFS Growth Fund					—	1,885,028
MFS High Income Fund					6,939,974	—
MFS Inflation-Adjusted Bond Fund					4,336,771	—
MFS Institutional Money Market Portfolio					29,717	—
MFS International Growth Fund					—	—
MFS International Intrinsic Value Fund					—	—
MFS International New Discovery Fund					—	—
MFS Mid Cap Growth Fund					—	—
MFS Mid Cap Value Fund					—	—
MFS New Discovery Fund					—	—
MFS New Discovery Value Fund					189,613	998,261
MFS Research Fund					—	—
MFS Research International Fund					—	—
MFS Total Return Bond Fund					7,002,270	—
MFS Value Fund					5,974,977	—
					$40,930,003	$2,883,289

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$182,325,116	$7,651,765	$—	$—	$257,939	$190,234,820
MFS Emerging Markets Debt Fund	145,076,152	4,375,686	1,584,045	(20,148)	3,557,830	151,405,475
MFS Emerging Markets Debt Local Currency Fund	94,081,740	3,266,723	699,810	(129,045)	3,855,308	100,374,916
MFS Emerging Markets Equity Fund	45,887,632	1,529,333	15,657	130	2,904,510	50,305,948
MFS Global Bond Fund	96,308,089	2,000,156	934,287	(125,427)	2,306,149	99,554,680
MFS Global Real Estate Fund	198,065,141	289,238	11,361,073	1,803,705	16,247,024	205,044,035
MFS Growth Fund	542,711,851	2,553,842	33,373,834	20,284,088	51,294,500	583,470,447
MFS High Income Fund	240,878,355	7,866,905	1,339,289	(80,496)	6,613,860	253,939,335
MFS Inflation-Adjusted Bond Fund	242,758,781	5,629,032	1,898,308	(89,330)	3,167,748	249,567,923
MFS Institutional Money Market Portfolio	11,732,270	50,529,417	50,700,318	(274)	668	11,561,763
MFS International Growth Fund	243,046,863	78,816	6,356,601	901,430	25,839,736	263,510,244
MFS International Intrinsic Value Fund	245,634,900	87,167	6,272,043	1,214,473	21,334,773	261,999,270
MFS International New Discovery Fund	96,443,387	778,187	935,492	(20,352)	8,474,493	104,740,223
MFS Mid Cap Growth Fund	450,678,683	922,184	29,490,885	16,154,752	37,705,875	475,970,609
MFS Mid Cap Value Fund	429,761,038	403,180	12,974,890	1,887,631	52,864,097	471,941,056
MFS New Discovery Fund	97,596,153	607,425	4,808,311	909,409	12,591,917	106,896,593
MFS New Discovery Value Fund	93,565,264	1,852,814	3,225,577	276,812	13,310,927	105,780,240
MFS Research Fund	389,967,978	2,300	18,698,534	2,634,222	49,103,793	423,009,759
MFS Research International Fund	339,364,007	142,924	10,636,032	638,909	39,087,295	368,597,103
MFS Total Return Bond Fund	145,903,471	3,458,715	2,365,248	20,506	3,946,223	150,963,667
MFS Value Fund	531,827,882	7,487,058	23,203,126	3,608,386	60,818,378	580,538,578
	$4,863,614,753	$101,512,867	$220,873,360	$49,869,381	$415,283,043	$5,209,406,684

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund					$—	$—
MFS Emerging Markets Debt Fund					3,544,623	—
MFS Emerging Markets Debt Local Currency Fund					2,471,399	—
MFS Emerging Markets Equity Fund					—	—
MFS Global Bond Fund					1,047,486	—
MFS Global Real Estate Fund					—	—
MFS Growth Fund					—	2,352,393
MFS High Income Fund					6,191,097	—
MFS Inflation-Adjusted Bond Fund					2,763,769	—
MFS Institutional Money Market Portfolio					121,286	—
MFS International Growth Fund					—	—
MFS International Intrinsic Value Fund					—	—
MFS International New Discovery Fund					—	—
MFS Mid Cap Growth Fund					—	—
MFS Mid Cap Value Fund					—	—
MFS New Discovery Fund					—	—
MFS New Discovery Value Fund					227,263	1,196,480
MFS Research Fund					—	—
MFS Research International Fund					—	—
MFS Total Return Bond Fund					2,346,541	—
MFS Value Fund					7,448,344	—
					$26,161,808	$3,548,873

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$87,849,521	$9,283,036	$1,684,015	$(1,337,430)	$1,428,147	$95,539,259
MFS Emerging Markets Equity Fund	35,362,834	2,460,898	1,352,512	(17,337)	2,310,455	38,764,338
MFS Global Real Estate Fund	90,684,955	4,367,361	5,576,594	594,779	7,732,415	97,802,916
MFS Growth Fund	231,392,414	5,694,443	10,961,663	5,400,712	25,633,674	257,159,580
MFS Institutional Money Market Portfolio	255,445	20,316,903	20,571,672	(73)	—	603
MFS International Growth Fund	142,264,568	2,600,946	3,701,348	144,081	15,655,800	156,964,047
MFS International Intrinsic Value Fund	143,047,824	3,851,858	3,353,581	38,680	13,267,787	156,852,568
MFS International New Discovery Fund	71,668,941	2,359,487	1,929,471	17,277	6,306,311	78,422,545
MFS Mid Cap Growth Fund	179,761,816	5,094,167	9,044,676	3,677,635	18,207,693	197,696,635
MFS Mid Cap Value Fund	174,800,608	4,564,845	6,127,448	300,511	22,230,370	195,768,886
MFS New Discovery Fund	43,984,656	1,701,384	2,208,209	310,968	5,911,072	49,699,871
MFS New Discovery Value Fund	43,221,367	2,222,085	2,733,745	119,756	6,225,052	49,054,515
MFS Research Fund	159,379,697	1,395,868	4,619,802	531,277	20,876,313	177,563,353
MFS Research International Fund	142,689,177	2,753,316	5,363,849	89,375	16,708,496	156,876,515
MFS Value Fund	229,535,507	4,791,493	6,567,175	206,367	27,863,926	255,830,118
	$1,775,899,330	$73,458,090	$85,795,760	$10,076,578	$190,357,511	$1,963,995,749

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund					$—	$—
MFS Emerging Markets Equity Fund					—	—
MFS Global Real Estate Fund					—	—
MFS Growth Fund					—	1,009,347
MFS Institutional Money Market Portfolio					4,413	—
MFS International Growth Fund					—	—
MFS International Intrinsic Value Fund					—	—
MFS International New Discovery Fund					—	—
MFS Mid Cap Growth Fund					—	—
MFS Mid Cap Value Fund					—	—
MFS New Discovery Fund					—	—
MFS New Discovery Value Fund					106,289	559,583
MFS Research Fund					—	—
MFS Research International Fund					—	—
MFS Value Fund					3,240,023	—
					$3,350,725	$1,568,930

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

Board Review of Investment Advisory Agreement – continued

MFS Moderate Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one-and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Aggressive Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one-and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes expense limitations for the Aggressive Growth Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund, each of which may not be changed without the Trustee’s approval. The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (iii) the MFS Growth

Board Review of Investment Advisory Agreement – continued

Allocation Fund’s total expense ratio was approximately at the Broadridge expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). Each fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® Blended Research® Growth Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRW-SEM

MFS® Blended Research® Growth Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	8.5%
Apple, Inc.	7.4%
Amazon.com, Inc.	4.0%
Facebook, Inc., “A“	3.8%
Mastercard, Inc., “A”	3.1%
Alphabet, Inc., “C”	3.0%
Adobe Systems, Inc.	2.3%
Alphabet, Inc., “A”	2.2%
Cisco Systems, Inc.	2.1%
Starbucks Corp.	1.8%

Equity sectors (k)
Technology	46.6%
Financial Services	11.1%
Health Care	10.5%
Retailing	6.7%
Special Products & Services	5.6%
Industrial Goods & Services	4.5%
Leisure	4.5%
Consumer Staples	4.1%
Autos & Housing	1.5%
Transportation	1.5%
Basic Materials	1.4%
Utilities	1.1%
Energy	0.1%
Communications (o)	0.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.74%	$1,000.00	$1,148.68	$3.98
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,145.26	$7.99
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,145.37	$7.99
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,151.01	$2.63
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,144.50	$7.99
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,148.23	$5.32
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,148.87	$3.98
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,150.15	$2.63
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.40%	$1,000.00	$1,151.65	$2.15
	Hypothetical (h)	0.40%	$1,000.00	$1,023.00	$2.02

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%

Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
Boeing Co.	1,479	$541,580
L3Harris Technologies, Inc.	10,787	2,169,158
Leidos Holdings, Inc.	22,608	2,053,711
Lockheed Martin Corp.	1,313	513,422
Northrop Grumman Corp.	3,556	1,250,894

		$6,528,765
Airlines - 0.5%
Delta Air Lines, Inc.	16,960	$971,978

Apparel Manufacturers - 2.1%
NIKE, Inc., “B”	26,335	$2,462,059
Skechers USA, Inc., “A” (a)	45,480	1,829,206

		$4,291,265
Automotive - 1.0%
Copart, Inc. (a)	7,180	$639,020
Lear Corp.	11,731	1,411,357

		$2,050,377
Biotechnology - 3.9%
Biogen, Inc. (a)	9,008	$2,700,688
Illumina, Inc. (a)	8,200	2,630,232
Incyte Corp. (a)	21,573	2,031,314
Regeneron Pharmaceuticals, Inc. (a)	1,453	536,157

		$7,898,391
Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Corp.	15,063	$780,715

Business Services - 5.0%
Accenture PLC, “A”	9,681	$1,947,430
Fidelity National Information Services, Inc.	19,994	2,762,171
Fiserv, Inc. (a)	26,578	3,089,427
FleetCor Technologies, Inc. (a)	3,473	1,065,933
Global Payments, Inc.	5,244	949,688
Verisk Analytics, Inc., “A”	2,201	324,604
WEX, Inc. (a)	1,005	202,136

		$10,341,389

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 2.0%
Altice USA, Inc., “A” (a)	50,164	$1,283,195
Charter Communications, Inc., “A” (a)	1,912	898,659
Comcast Corp., “A”	44,553	1,967,015

		$4,148,869
Chemicals - 0.7%
Eastman Chemical Co.	18,268	$1,431,663

Computer Software - 15.8%
Adobe Systems, Inc. (a)	15,552	$4,813,811
Atlassian Corp. PLC, “A” (a)	3,679	467,638
Cadence Design Systems, Inc. (a)	10,460	734,815
Microsoft Corp.	115,845	17,536,616
Okta, Inc. (a)	19,471	2,526,946
Paycom Software, Inc. (a)	2,714	751,262
RingCentral, Inc. (a)	7,941	1,369,584
Salesforce.com, Inc. (a)	2,625	427,586
Veeva Systems, Inc. (a)	12,169	1,815,372
VeriSign, Inc. (a)	10,183	1,942,306

		$32,385,936
Computer Software - Systems - 8.9%
Apple, Inc.	56,687	$15,149,601
ServiceNow, Inc. (a)	9,697	2,744,639
Western Digital Corp.	7,137	359,205

		$18,253,445
Construction - 0.3%
Toll Brothers, Inc.	15,607	$626,933

Consumer Products - 1.3%
Kimberly-Clark Corp.	19,783	$2,697,214

Consumer Services - 1.2%
Booking Holdings, Inc. (a)	1,340	$2,551,400

Electronics - 3.2%
Applied Materials, Inc.	50,830	$2,943,057
Broadcom, Inc.	4,980	1,574,726
Lam Research Corp.	2,753	734,583
Texas Instruments, Inc.	11,687	1,404,894

		$6,657,260

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 1.8%
General Mills, Inc.	31,567	$1,683,152
PepsiCo, Inc.	15,007	2,038,401

		$3,721,553
General Merchandise - 0.6%
Dollar General Corp.	7,365	$1,158,956

Health Maintenance Organizations - 1.1%
Molina Healthcare, Inc. (a)	7,772	$1,053,106
UnitedHealth Group, Inc.	4,662	1,304,754

		$2,357,860
Insurance - 1.4%
Hartford Financial Services Group, Inc.	14,300	$884,598
MetLife, Inc.	40,182	2,005,484

		$2,890,082
Internet - 9.0%
Alphabet, Inc., “A” (a)	3,412	$4,449,555
Alphabet, Inc., “C” (a)	4,687	6,116,348
Facebook, Inc., “A” (a)	39,099	7,883,922

		$18,449,825
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	7,054	$712,525
Take-Two Interactive Software, Inc. (a)	17,010	2,064,163

		$2,776,688
Machinery & Tools - 2.5%
AGCO Corp.	26,271	$2,052,553
Allison Transmission Holdings, Inc.	16,820	814,088
Cummins, Inc.	5,068	926,735
Eaton Corp. PLC	5,032	465,460
Illinois Tool Works, Inc.	4,527	789,192

		$5,048,028
Medical & Health Technology & Services - 3.4%
AmerisourceBergen Corp.	2,749	$241,665
HCA Healthcare, Inc.	18,116	2,511,964
IDEXX Laboratories, Inc. (a)	8,036	2,021,697
McKesson Corp.	15,026	2,173,361

		$6,948,687
Medical Equipment - 0.8%
Boston Scientific Corp. (a)	38,459	$1,663,352

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.1%
Equitrans Midstream Corp.	27,294	$272,121

Network & Telecom - 2.1%
Cisco Systems, Inc.	94,952	$4,302,275

Other Banks & Diversified Financials - 5.1%
Citigroup, Inc.	11,751	$882,735
Mastercard, Inc., “A”	21,769	6,361,555
Synchrony Financial	23,449	877,227
Visa, Inc., “A”	12,845	2,370,031

		$10,491,548
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	12,063	$686,867
Eli Lilly & Co.	28,677	3,365,246
Johnson & Johnson	14,820	2,037,602
Merck & Co., Inc.	11,290	984,262

		$7,073,977
Pollution Control - 0.3%
Waste Management, Inc.	5,995	$676,896

Railroad & Shipping - 1.0%
Union Pacific Corp.	12,224	$2,151,302

Real Estate - 1.8%
Extra Space Storage, Inc., REIT	14,925	$1,582,796
Public Storage, Inc., REIT	9,662	2,035,590

		$3,618,386
Restaurants - 2.4%
Chipotle Mexican Grill, Inc., “A” (a)	1,525	$1,241,228
Starbucks Corp.	43,846	3,745,764

		$4,986,992
Specialty Stores - 6.8%
Amazon.com, Inc. (a)	4,555	$8,202,644
AutoZone, Inc. (a)	1,702	2,004,820
Best Buy Co., Inc.	12,115	976,953
Ross Stores, Inc.	2,912	338,229
Target Corp.	18,703	2,338,062

		$13,860,708
Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	15,004	$3,211,306

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.3%
Altria Group, Inc.	13,263	$659,171
Philip Morris International, Inc.	24,155	2,003,174

		$2,662,345
Utilities - Electric Power - 1.8%
AES Corp.	88,217	$1,668,183
NRG Energy, Inc.	48,890	1,942,400

		$3,610,583
Total Common Stocks (Identified Cost, $153,461,762)		$203,549,070

	First Exercise
Rights - 0.0%
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co. (Contingent value rights) (a) (Identified Cost, $25,801)	3/31/2021	12,113	$26,043

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $1,421,510)		1,421,417	$1,421,559

Other Assets, Less Liabilities - 0.1%			125,877
Net Assets - 100.0%			$205,122,549

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,421,559 and $203,575,113, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $153,487,563)	$203,575,113
Investments in affiliated issuers, at value (identified cost, $1,421,510)	1,421,559
Receivables for
Fund shares sold	36,166
Dividends	203,802
Receivable from investment adviser	15,532
Total assets	$205,252,172

Liabilities
Payables for
Fund shares reacquired	$101,001
Payable to affiliates
Administrative services fee	402
Shareholder servicing costs	22,299
Distribution and service fees	1,658
Payable for independent Trustees’ compensation	344
Accrued expenses and other liabilities	3,919
Total liabilities	$129,623
Net assets	$205,122,549

Net assets consist of
Paid-in capital	$145,345,679
Total distributable earnings (loss)	59,776,870
Net assets	$205,122,549
Shares of beneficial interest outstanding	13,403,244

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$55,681,013	3,657,535	$15.22
Class B	401,065	26,781	14.98
Class C	587,767	39,264	14.97
Class I	1,893,938	123,621	15.32
Class R1	195,596	13,064	14.97
Class R2	123,880	8,119	15.26
Class R3	83,283	5,449	15.28
Class R4	84,162	5,493	15.32
Class R6	146,071,845	9,523,918	15.34

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.15 [100 / 94.25 x $15.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,170,095
Dividends from affiliated issuers	21,583
Other	4,214
Total investment income	$1,195,892
Expenses
Management fee	$391,424
Distribution and service fees	75,292
Shareholder servicing costs	29,833
Administrative services fee	18,208
Independent Trustees’ compensation	2,582
Custodian fee	7,199
Shareholder communications	5,372
Audit and tax fees	27,490
Legal fees	976
Registration fees	60,571
Miscellaneous	15,920
Total expenses	$634,867
Reduction of expenses by investment adviser and distributor	(142,624)
Net expenses	$492,243
Net investment income (loss)	$703,649

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,849,010
Affiliated issuers	332
Net realized gain (loss)	$7,849,342
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,839,501
Affiliated issuers	(119)
Net unrealized gain (loss)	$18,839,382
Net realized and unrealized gain (loss)	$26,688,724
Change in net assets from operations	$27,392,373

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$703,649	$1,547,845
Net realized gain (loss)	7,849,342	4,339,707
Net unrealized gain (loss)	18,839,382	(1,582,741)
Change in net assets from operations	$27,392,373	$4,304,811
Total distributions to shareholders	$—	$(11,974,130)
Change in net assets from fund share transactions	$(4,961,527)	$5,352,651
Total change in net assets	$22,430,846	$(2,316,668)

Net assets
At beginning of period	182,691,703	185,008,371
At end of period	$205,122,549	$182,691,703

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.25		$14.09		$12.07	$10.25	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.08		$0.08	$0.08	$0.06
Net realized and unrealized gain (loss)	1.94		(0.03	)(g)	2.12	1.77	0.22
Total from investment operations	$1.97		$0.05		$2.20	$1.85	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.07)	$(0.03)	$(0.03)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.89)		$(0.18)	$(0.03)	$(0.03)
Net asset value, end of period (x)	$15.22		$13.25		$14.09	$12.07	$10.25
Total return (%) (r)(s)(t)(x)	14.87	(n)	0.95		18.28	18.05	2.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89		0.90	1.47	5.24	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74		0.74	0.74	0.69	(a)
Net investment income (loss)	0.48	(a)	0.59		0.61	0.68	0.82	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$55,681		$52,918		$55,474	$1,318	$352

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.08		$13.95		$11.98	$10.22	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.02)		$(0.03)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	1.92		(0.03	)(g)	2.11	1.77	0.22
Total from investment operations	$1.90		$(0.05)		$2.08	$1.76	$0.22

Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.82)		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$14.98		$13.08		$13.95	$11.98	$10.22
Total return (%) (r)(s)(t)(x)	14.53	(n)	0.17		17.40	17.22	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64		1.65	2.42	6.82	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49		1.49	1.49	1.46	(a)
Net investment income (loss)	(0.27	)(a)	(0.14)		(0.25)	(0.08)	0.01	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$401		$428		$333	$249	$113

	Six months ended 11/30/19		Year ended
Class C			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.07		$13.95		$11.97	$10.22	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01)		$(0.03)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	1.92		(0.05	)(g)	2.12	1.76	0.22
Total from investment operations	$1.90		$(0.06)		$2.09	$1.75	$0.22

Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$(0.00	)(w)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.82)		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$14.97		$13.07		$13.95	$11.97	$10.22
Total return (%) (r)(s)(t)(x)	14.54	(n)	0.13		17.50	17.12	2.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65		1.65	2.41	6.92	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49		1.49	1.49	1.46	(a)
Net investment income (loss)	(0.27	)(a)	(0.11)		(0.26)	(0.05)	0.02	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$588		$525		$338	$159	$62

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.31		$14.17		$12.10	$10.26	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.13		$0.10	$0.10	$0.08
Net realized and unrealized gain (loss)	1.96		(0.05	)(g)	2.14	1.78	0.21
Total from investment operations	$2.01		$0.08		$2.24	$1.88	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.12)		$(0.06)	$(0.04)	$(0.03)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.94)		$(0.17)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$15.32		$13.31		$14.17	$12.10	$10.26
Total return (%) (r)(s)(t)(x)	15.10	(n)	1.18		18.57	18.38	2.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.64		0.65	1.32	4.67	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49		0.49	0.49	0.46	(a)
Net investment income (loss)	0.74	(a)	0.98		0.75	0.91	1.06	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$1,894		$1,560		$195	$673	$286

	Six months ended 11/30/19		Year ended
Class R1			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.08		$13.95		$11.98	$10.22	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.02)		$(0.04)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	1.91		(0.03	)(g)	2.12	1.77	0.22
Total from investment operations	$1.89		$(0.05)		$2.08	$1.76	$0.22

Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.82)		$(0.11)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$14.97		$13.08		$13.95	$11.98	$10.22
Total return (%) (r)(s)(t)(x)	14.45	(n)	0.18		17.40	17.22	2.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64		1.65	2.49	7.04	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49		1.49	1.49	1.46	(a)
Net investment income (loss)	(0.27	)(a)	(0.16)		(0.27)	(0.05)	0.01	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$196		$170		$166	$175	$51

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.29		$14.10		$12.06	$10.24	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04		$0.03	$0.05	$0.04
Net realized and unrealized gain (loss)	1.95		(0.03	)(g)	2.14	1.77	0.22
Total from investment operations	$1.97		$0.01		$2.17	$1.82	$0.26

Less distributions declared to shareholders
From net investment income	$—		$—		$(0.02)	$—	$(0.02)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.82)		$(0.13)	$—	$(0.02)
Net asset value, end of period (x)	$15.26		$13.29		$14.10	$12.06	$10.24
Total return (%) (r)(s)(t)(x)	14.82	(n)	0.61		18.04	17.77	2.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14		1.15	2.02	6.54	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99		0.99	0.99	0.96	(a)
Net investment income (loss)	0.24	(a)	0.29		0.25	0.44	0.51	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$124		$106		$175	$130	$51

	Six months ended 11/30/19		Year ended
Class R3			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.30		$14.14		$12.09	$10.25	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08		$0.07	$0.07	$0.05
Net realized and unrealized gain (loss)	1.94		(0.03	)(g)	2.13	1.79	0.23
Total from investment operations	$1.98		$0.05		$2.20	$1.86	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.04)	$(0.02)	$(0.03)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.89)		$(0.15)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$15.28		$13.30		$14.14	$12.09	$10.25
Total return (%) (r)(s)(t)(x)	14.89	(n)	0.98		18.23	18.11	2.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89		0.90	1.84	6.29	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74		0.74	0.74	0.71	(a)
Net investment income (loss)	0.49	(a)	0.59		0.49	0.67	0.76	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$83		$72		$72	$61	$51

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.32		$14.17		$12.10	$10.26	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.12		$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.95		(0.04	)(g)	2.15	1.78	0.22
Total from investment operations	$2.00		$0.08		$2.25	$1.88	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.11)		$(0.07)	$(0.04)	$(0.03)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.93)		$(0.18)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$15.32		$13.32		$14.17	$12.10	$10.26
Total return (%) (r)(s)(t)(x)	15.02	(n)	1.18		18.65	18.37	2.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64		0.65	1.58	6.04	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49		0.49	0.49	0.46	(a)
Net investment income (loss)	0.74	(a)	0.84		0.74	0.93	1.01	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$84		$73		$72	$61	$51

	Six months ended 11/30/19		Year ended
Class R6			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.32		$14.18		$12.11	$10.26	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13		$0.11	$0.11	$0.07
Net realized and unrealized gain (loss)	1.96		(0.05	)(g)	2.15	1.78	0.22
Total from investment operations	$2.02		$0.08		$2.26	$1.89	$0.29

Less distributions declared to shareholders
From net investment income	$—		$(0.12)		$(0.08)	$(0.04)	$(0.03)
From net realized gain	—		(0.82)		(0.11)	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.94)		$(0.19)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$15.34		$13.32		$14.18	$12.11	$10.26
Total return (%) (r)(s)(t)(x)	15.17	(n)	1.22		18.71	18.51	2.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55		0.57	0.65	5.80	(a)
Expenses after expense reductions (f)	0.40	(a)	0.40		0.39	0.43	0.45	(a)
Net investment income (loss)	0.82	(a)	0.93		0.83	0.97	1.01	(a)
Portfolio turnover	30	(n)	60		73	57	28	(n)
Net assets at end of period (000 omitted)	$146,072		$126,840		$128,183	$122,177	$2,853

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

20

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

21

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$203,575,113	$—	$—	$203,575,113
Mutual Funds	1,421,559	—	—	1,421,559
Total	$204,996,672	$—	$—	$204,996,672

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

22

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$4,464,080
Long-term capital gains	7,510,050

Total distributions	$11,974,130

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$155,444,214
Gross appreciation	52,366,023

Gross depreciation	(2,813,565)
Net unrealized appreciation (depreciation)	$49,552,458

As of 5/31/19

Undistributed ordinary income	780,845
Undistributed long-term capital gain	2,710,246
Post-October capital loss deferral	(1,823,216)
Net unrealized appreciation (depreciation)	30,716,622

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

23

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$3,176,012
Class B	—	25,794
Class C	—	35,659
Class I	—	59,291
Class R1	—	9,822
Class R2	—	5,719
Class R3	—	4,508
Class R4	—	4,714
Class R6	—	8,652,611
Total	$—	$11,974,130

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $9,495, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $133,100, which is included in the reduction of total expenses in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $547 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$69,107
Class B	0.75%	0.25%	1.00%	1.00%	2,104
Class C	0.75%	0.25%	1.00%	1.00%	2,770
Class R1	0.75%	0.25%	1.00%	1.00%	921
Class R2	0.25%	0.25%	0.50%	0.50%	292
Class R3	—	0.25%	0.25%	0.25%	98
Total Distribution and Service Fees					$75,292

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $29 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$4
Class B	660
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

25

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2019, the fee was $1,196, which equated to 0.0012% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $28,637.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $90 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At November 30, 2019, MFS held approximately 67% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R3 and Class R4.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2019, this reimbursement amounted to $4,214, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $57,440,957 and $59,953,086, respectively.

26

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,118,540	$16,272,789	1,307,296	$17,067,035
Class B	—	—	11,110	157,558
Class C	1,794	25,270	25,707	373,532
Class I	39,273	567,084	116,377	1,629,607
Class R1	73	1,011	252	3,413
Class R2	714	10,378	798	10,669
Class R6	643,459	9,213,077	1,867,515	25,164,014
	1,803,853	$26,089,609	3,329,055	$44,405,828

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	17,048	$205,255
Class B	—	—	2,162	25,794
Class C	—	—	2,992	35,659
Class I	—	—	4,908	59,291
Class R1	—	—	824	9,822
Class R2	—	—	473	5,719
Class R3	—	—	373	4,508
Class R4	—	—	390	4,714
Class R6	—	—	715,683	8,652,611
	—	$—	744,853	$9,003,373

Shares reacquired
Class A	(1,455,703)	$(21,139,907)	(1,266,884)	$(17,869,262)
Class B	(5,906)	(81,761)	(4,490)	(59,994)
Class C	(2,660)	(37,640)	(12,769)	(169,925)
Class I	(32,871)	(468,896)	(17,856)	(244,042)
Class R1	—	—	(8)	(103)
Class R2	(570)	(8,214)	(5,702)	(77,245)
Class R6	(639,790)	(9,314,718)	(2,105,733)	(29,635,979)
	(2,137,500)	$(31,051,136)	(3,413,442)	$(48,056,550)

Net change
Class A	(337,163)	$(4,867,118)	57,460	$(596,972)
Class B	(5,906)	(81,761)	8,782	123,358
Class C	(866)	(12,370)	15,930	239,266
Class I	6,402	98,188	103,429	1,444,856
Class R1	73	1,011	1,068	13,132
Class R2	144	2,164	(4,431)	(60,857)
Class R3	—	—	373	4,508
Class R4	—	—	390	4,714
Class R6	3,669	(101,641)	477,465	4,180,646
	(333,647)	$(4,961,527)	660,466	$5,352,651

27

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 13%, 13%, 9%, 7%, 7%, 6%, 5%, 4%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $532 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,759,962	$13,434,720	$14,773,336	$332	$(119)	$1,421,559

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$21,583	$—

28

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information

29

Board Review of Investment Advisory Agreement – continued

about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period ended December 31, 2018 relative to the Broadridge performance universe. The Fund commenced operations on September 15, 2015; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance, as to MFS’ efforts to improve the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an

30

Board Review of Investment Advisory Agreement – continued

expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

31

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® Blended Research® Mid Cap Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BMS-SEM

MFS® Blended Research® Mid Cap Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Fiserv, Inc.	2.1%
Leidos Holdings, Inc.	1.9%
Xcel Energy, Inc.	1.7%
FleetCor Technologies, Inc.	1.6%
AGCO Corp.	1.5%
Copart, Inc.	1.5%
McKesson Corp.	1.5%
Everest Re Group Ltd.	1.5%
Brixmor Property Group, Inc., REIT	1.5%
Medical Properties Trust, Inc., REIT	1.5%

Equity sectors (k)
Financial Services	24.9%
Technology	18.0%
Industrial Goods & Services	7.9%
Special Products & Services	7.1%
Health Care	6.9%
Retailing	6.0%
Leisure	5.5%
Utilities	5.4%
Autos & Housing	5.3%
Consumer Staples	4.6%
Basic Materials	3.3%
Energy	2.5%
Transportation	1.4%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.84%	$1,000.00	$1,124.78	$4.46
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$1,120.94	$8.43
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
C	Actual	1.59%	$1,000.00	$1,120.72	$8.43
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,126.34	$3.14
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R1	Actual	1.59%	$1,000.00	$1,121.73	$8.43
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
R2	Actual	1.09%	$1,000.00	$1,123.77	$5.79
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R3	Actual	0.84%	$1,000.00	$1,124.55	$4.46
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
R4	Actual	0.59%	$1,000.00	$1,126.23	$3.14
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.50%	$1,000.00	$1,127.13	$2.66
	Hypothetical (h)	0.50%	$1,000.00	$1,022.50	$2.53

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%

Issuer	Shares/Par	Value ($)
Aerospace - 4.4%
CACI International, Inc., “A” (a)	17,827	$4,266,358
Curtiss-Wright Corp.	2,373	325,837
FLIR Systems, Inc.	2,131	114,136
L3Harris Technologies, Inc.	14,638	2,943,555
Leidos Holdings, Inc.	62,843	5,708,658

		$13,358,544
Alcoholic Beverages - 1.0%
Molson Coors Brewing Co.	61,128	$3,085,741

Apparel Manufacturers - 1.4%
Deckers Outdoor Corp. (a)	2,703	$454,590
Skechers USA, Inc., “A” (a)	94,218	3,789,448

		$4,244,038
Automotive - 2.6%
Copart, Inc. (a)	52,639	$4,684,871
Lear Corp.	27,773	3,341,370

		$8,026,241
Biotechnology - 1.5%
Incyte Corp. (a)	47,355	$4,458,947

Broadcasting - 0.5%
Sinclair Broadcast Group, Inc.	45,152	$1,572,644

Brokerage & Asset Managers - 1.4%
E*TRADE Financial Corp.	51,444	$2,278,969
Invesco Ltd.	120,274	2,112,012

		$4,390,981
Business Services - 5.1%
Fidelity National Information Services, Inc.	27,685	$3,824,683
Fiserv, Inc. (a)	56,623	6,581,858
FleetCor Technologies, Inc. (a)	15,669	4,809,129
Global Payments, Inc.	2,175	393,892

		$15,609,562
Cable TV - 1.1%
Altice USA, Inc., “A” (a)	135,094	$3,455,705

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.4%
CF Industries Holdings, Inc.	39,336	$1,817,717
Eastman Chemical Co.	56,144	4,400,005
Huntsman Corp.	53,400	1,207,908

		$7,425,630
Computer Software - 5.1%
Cadence Design Systems, Inc. (a)	47,679	$3,349,450
Manhattan Associates, Inc. (a)	19,470	1,625,940
Okta, Inc. (a)	25,717	3,337,552
Paylocity Holding Corp. (a)	5,457	667,500
Veeva Systems, Inc. (a)	15,690	2,340,634
VeriSign, Inc. (a)	22,188	4,232,139

		$15,553,215
Computer Software - Systems - 2.0%
ServiceNow, Inc. (a)	13,655	$3,864,911
Western Digital Corp.	46,226	2,326,555

		$6,191,466
Construction - 4.8%
Eagle Materials, Inc.	12,663	$1,165,376
Meritage Homes Corp. (a)	19,591	1,303,585
Mid-America Apartment Communities, Inc., REIT	32,151	4,376,073
Pulte Homes, Inc.	82,242	3,260,895
Taylor Morrison Home Corp. (a)	64,239	1,491,629
Toll Brothers, Inc.	80,386	3,229,106

		$14,826,664
Consumer Services - 0.2%
Peloton Interactive, Inc., “A” (a)(l)	17,601	$620,083
Planet Fitness, Inc. (a)	841	62,167

		$682,250
Containers - 0.8%
Sealed Air Corp.	60,925	$2,298,700

Electrical Equipment - 2.2%
AMETEK, Inc.	15,265	$1,511,388
HD Supply Holdings, Inc. (a)	57,030	2,270,935
WESCO International, Inc. (a)	57,212	3,010,495

		$6,792,818
Electronics - 2.4%
Amkor Technology, Inc. (a)	45,500	$550,095
Analog Devices, Inc.	3,274	369,798

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Cirrus Logic, Inc. (a)	28,960	$2,076,432
Lam Research Corp.	14,888	3,972,565
Silicon Laboratories, Inc. (a)	3,437	364,082

		$7,332,972
Energy - Independent - 1.5%
Marathon Petroleum Corp.	66,470	$4,030,741
WPX Energy, Inc. (a)	52,919	520,723

		$4,551,464
Food & Beverages - 2.4%
Ingredion, Inc.	9,247	$769,073
J.M. Smucker Co.	36,046	3,788,074
Tyson Foods, Inc., “A”	31,590	2,839,625

		$7,396,772
Gaming & Lodging - 1.3%
Marriott International, Inc., “A”	28,872	$4,052,474

Insurance - 6.1%
Ameriprise Financial, Inc.	6,018	$986,170
AXA Equitable Holdings, Inc.	137,997	3,414,046
Everest Re Group Ltd.	16,851	4,571,002
Hartford Financial Services Group, Inc.	69,684	4,310,652
Lincoln National Corp.	57,049	3,368,743
Principal Financial Group, Inc.	16,526	910,583
Reinsurance Group of America, Inc.	7,853	1,299,357

		$18,860,553
Leisure & Toys - 2.7%
Electronic Arts, Inc. (a)	38,842	$3,923,430
Take-Two Interactive Software, Inc. (a)	35,936	4,360,834

		$8,284,264
Machinery & Tools - 5.6%
AGCO Corp.	60,779	$4,748,663
Allison Transmission Holdings, Inc.	52,783	2,554,697
Cummins, Inc.	3,213	587,529
Ingersoll-Rand Co. PLC, “A”	9,040	1,185,235
Regal Beloit Corp.	51,627	4,219,475
Roper Technologies, Inc.	3,352	1,207,960
Timken Co.	36,687	1,929,369
United Rentals, Inc. (a)	4,015	614,496

		$17,047,424

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 6.7%
AmerisourceBergen Corp.	30,939	$2,719,847
Chemed Corp.	5,002	2,150,960
IDEXX Laboratories, Inc. (a)	13,975	3,515,831
McKesson Corp.	32,269	4,667,388
Premier, Inc., “A” (a)	108,267	3,847,809
Universal Health Services, Inc.	27,171	3,790,083

		$20,691,918
Medical Equipment - 1.5%
PerkinElmer, Inc.	40,946	$3,803,883
STERIS PLC	4,332	654,739

		$4,458,622
Natural Gas - Pipeline - 0.3%
Equitrans Midstream Corp.	98,432	$981,367

Network & Telecom - 0.9%
Juniper Networks, Inc.	106,231	$2,662,149

Oil Services - 0.6%
Baker Hughes Co.	16,142	$361,904
Patterson-UTI Energy, Inc.	182,145	1,628,376

		$1,990,280
Other Banks & Diversified Financials - 6.0%
Bank OZK	127,667	$3,789,157
Discover Financial Services	17,565	1,490,741
East West Bancorp, Inc.	86,961	3,984,553
Navient Corp.	130,414	1,871,441
Northern Trust Corp.	14,975	1,605,919
Synchrony Financial	110,841	4,146,562
Wintrust Financial Corp.	21,463	1,457,552

		$18,345,925
Pharmaceuticals - 1.0%
United Therapeutics Corp. (a)	5,323	$491,100
Zoetis, Inc.	21,304	2,567,558

		$3,058,658
Railroad & Shipping - 1.4%
Kansas City Southern Co.	28,495	$4,343,208

Real Estate - 9.8%
Brixmor Property Group, Inc., REIT	206,199	$4,524,006
Extra Space Storage, Inc., REIT	35,871	3,804,119

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Life Storage, Inc., REIT	16,455	$1,802,152
Medical Properties Trust, Inc., REIT	216,192	4,488,146
PS Business Parks, Inc., REIT	8,013	1,415,016
Spirit Realty Capital, Inc., REIT	80,283	4,206,829
STAG Industrial, Inc., REIT	75,925	2,352,916
STORE Capital Corp., REIT	101,435	4,129,419
Sun Communities, Inc., REIT	19,476	3,207,892

		$29,930,495
Restaurants - 3.6%
Chipotle Mexican Grill, Inc., “A” (a)	4,540	$3,695,197
Darden Restaurants, Inc.	31,802	3,766,629
U.S. Foods Holding Corp. (a)	90,422	3,596,083

		$11,057,909
Specialty Chemicals - 0.1%
Corteva, Inc.	13,894	$361,522

Specialty Stores - 2.3%
AutoZone, Inc. (a)	1,389	$1,636,131
Best Buy Co., Inc.	10,269	828,092
Ross Stores, Inc.	38,523	4,474,446

		$6,938,669
Utilities - Electric Power - 6.1%
AES Corp.	232,557	$4,397,653
CenterPoint Energy, Inc.	100,052	2,457,277
NRG Energy, Inc.	86,580	3,439,823
Vistra Energy Corp.	126,871	3,365,888
Xcel Energy, Inc.	84,565	5,199,902

		$18,860,543
Total Common Stocks (Identified Cost, $265,745,893)		$303,180,334

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $2,548,017)	2,547,792	$2,548,046

Collateral for Securities Loaned - 0.2%
JPMorgan U.S. Government Money Market Fund, 1.58% (j) (Identified Cost, $522,687)	522,687	$522,687

Other Assets, Less Liabilities - 0.2%		494,309
Net Assets - 100.0%		$306,745,376

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,548,046 and $303,703,021, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $558,008 of securities on loan (identified cost, $266,268,580)	$303,703,021
Investments in affiliated issuers, at value (identified cost, $2,548,017)	2,548,046
Receivables for
Investments sold	21,372,908
Fund shares sold	94,769
Interest and dividends	365,599
Receivable from investment adviser	8,410
Other assets	41,256
Total assets	$328,134,009

Liabilities
Payables for
Investments purchased	$20,663,987
Fund shares reacquired	126,108
Collateral for securities loaned, at value	522,687
Payable to affiliates
Administrative services fee	541
Shareholder servicing costs	30,133
Distribution and service fees	2,069
Payable for independent Trustees’ compensation	690
Accrued expenses and other liabilities	42,418
Total liabilities	$21,388,633
Net assets	$306,745,376

Net assets consist of
Paid-in capital	$251,298,552
Total distributable earnings (loss)	55,446,824
Net assets	$306,745,376
Shares of beneficial interest outstanding	24,393,135

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$74,121,075	5,914,186	$12.53
Class B	103,296	8,315	12.42
Class C	130,703	10,508	12.44
Class I	3,491,278	277,740	12.57
Class R1	109,366	8,794	12.44
Class R2	69,531	5,551	12.53
Class R3	88,399	7,042	12.55
Class R4	719,909	57,213	12.58
Class R6	227,911,819	18,103,786	12.59

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.29 [100 / 94.25 x $12.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,571,548
Dividends from affiliated issuers	35,526
Other	9,308
Income on securities loaned	807
Total investment income	$2,617,189
Expenses
Management fee	$736,065
Distribution and service fees	97,025
Shareholder servicing costs	39,420
Administrative services fee	24,654
Independent Trustees’ compensation	5,076
Custodian fee	11,038
Shareholder communications	4,397
Audit and tax fees	27,002
Legal fees	1,432
Registration fees	60,508
Miscellaneous	15,932
Total expenses	$1,022,549
Reduction of expenses by investment adviser and distributor	(157,816)
Net expenses	$864,733
Net investment income (loss)	$1,752,456

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$15,685,258
Affiliated issuers	191
Net realized gain (loss)	$15,685,449
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,532,236
Affiliated issuers	(177)
Net unrealized gain (loss)	$17,532,059
Net realized and unrealized gain (loss)	$33,217,508
Change in net assets from operations	$34,969,964

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$1,752,456	$3,419,878
Net realized gain (loss)	15,685,449	6,569,369
Net unrealized gain (loss)	17,532,059	(8,518,969)
Change in net assets from operations	$34,969,964	$1,470,278
Total distributions to shareholders	$—	$(18,971,268)
Change in net assets from fund share transactions	$(4,540,532)	$18,874,626
Total change in net assets	$30,429,432	$1,373,636

Net assets
At beginning of period	276,315,944	274,942,308
At end of period	$306,745,376	$276,315,944

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.14		$12.07	$11.03	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.09	$0.06
Net realized and unrealized gain (loss)	1.33		(0.27)	1.36	1.01
Total from investment operations	$1.39		$(0.16)	$1.45	$1.07

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.10)	$(0.04)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.77)	$(0.41)	$(0.04)
Net asset value, end of period (x)	$12.53		$11.14	$12.07	$11.03
Total return (%) (r)(s)(t)(x)	12.48	(n)	(0.52)	13.20	10.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97	0.94	0.96	(a)
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.81	(a)
Net investment income (loss)	0.93	(a)	0.96	0.71	0.76	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$74,121		$74,051	$77,738	$73

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18		5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.08		$12.03	$10.99		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02	$(0.00	)(w)	$0.00	(w)
Net realized and unrealized gain (loss)	1.33		(0.26)	1.35		1.00
Total from investment operations	$1.34		$(0.24)	$1.35		$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—		$(0.01)
From net realized gain	—		(0.68)	(0.31)		—
Total distributions declared to shareholders	$—		$(0.71)	$(0.31)		$(0.01)
Net asset value, end of period (x)	$12.42		$11.08	$12.03		$10.99
Total return (%) (r)(s)(t)(x)	12.09	(n)	(1.27)	12.35		10.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	1.67		1.73	(a)
Expenses after expense reductions (f)	1.59	(a)	1.59	1.59		1.56	(a)
Net investment income (loss)	0.18	(a)	0.21	(0.04)		0.02	(a)
Portfolio turnover	42	(n)	80	84		68	(n)
Net assets at end of period (000 omitted)	$103		$99	$66		$57

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18		5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.10		$12.03	$10.99		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02	$(0.00	)(w)	$0.00	(w)
Net realized and unrealized gain (loss)	1.33		(0.25)	1.35		1.00
Total from investment operations	$1.34		$(0.23)	$1.35		$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.00	)(w)	$(0.01)
From net realized gain	—		(0.68)	(0.31)		—
Total distributions declared to shareholders	$—		$(0.70)	$(0.31)		$(0.01)
Net asset value, end of period (x)	$12.44		$11.10	$12.03		$10.99
Total return (%) (r)(s)(t)(x)	12.07	(n)	(1.27)	12.40		10.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	1.67		1.73	(a)
Expenses after expense reductions (f)	1.59	(a)	1.59	1.59		1.56	(a)
Net investment income (loss)	0.19	(a)	0.21	(0.04)		0.01	(a)
Portfolio turnover	42	(n)	80	84		68	(n)
Net assets at end of period (000 omitted)	$131		$109	$98		$64

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.16		$12.11	$11.04	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	1.34		(0.28)	1.37	1.01
Total from investment operations	$1.41		$(0.14)	$1.48	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)	$(0.05)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$12.57		$11.16	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	12.63	(n)	(0.30)	13.51	10.91	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.71	0.67	0.74	(a)
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.56	(a)
Net investment income (loss)	1.20	(a)	1.26	0.95	1.02	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$3,491		$2,336	$69	$55

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.09		$12.03	$10.99	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02	$(0.01)	$0.00	(w)
Net realized and unrealized gain (loss)	1.34		(0.26)	1.36	1.00
Total from investment operations	$1.35		$(0.24)	$1.35	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$(0.01)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$12.44		$11.09	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	12.17	(n)	(1.31)	12.35	10.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	1.67	1.73	(a)
Expenses after expense reductions (f)	1.59	(a)	1.59	1.59	1.56	(a)
Net investment income (loss)	0.19	(a)	0.22	(0.05)	0.02	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$109		$97	$62	$55

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.15		$12.07	$11.02	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08	$0.05	$0.04
Net realized and unrealized gain (loss)	1.34		(0.25)	1.35	1.01
Total from investment operations	$1.38		$(0.17)	$1.40	$1.05

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.03)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.75)	$(0.35)	$(0.03)
Net asset value, end of period (x)	$12.53		$11.15	$12.07	$11.02
Total return (%) (r)(s)(t)(x)	12.38	(n)	(0.71)	12.82	10.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.22	1.17	1.23	(a)
Expenses after expense reductions (f)	1.09	(a)	1.09	1.09	1.06	(a)
Net investment income (loss)	0.69	(a)	0.70	0.45	0.52	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$70		$62	$62	$55

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.16		$12.09	$11.03	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.08	$0.06
Net realized and unrealized gain (loss)	1.33		(0.26)	1.36	1.01
Total from investment operations	$1.39		$(0.15)	$1.44	$1.07

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.07)	$(0.04)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.78)	$(0.38)	$(0.04)
Net asset value, end of period (x)	$12.55		$11.16	$12.09	$11.03
Total return (%) (r)(s)(t)(x)	12.46	(n)	(0.50)	13.17	10.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97	0.92	0.98	(a)
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.81	(a)
Net investment income (loss)	0.95	(a)	0.95	0.71	0.77	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$88		$62	$63	$55

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.17		$12.11	$11.04	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	1.34		(0.27)	1.37	1.01
Total from investment operations	$1.41		$(0.13)	$1.48	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)	$(0.05)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$12.58		$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	12.62	(n)	(0.30)	13.51	10.91	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.72	0.67	0.74	(a)
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.56	(a)
Net investment income (loss)	1.22	(a)	1.21	0.96	1.02	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$720		$63	$63	$55

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18	5/31/17 (c)
	(unaudited)
Net asset value, beginning of period	$11.17		$12.11	$11.04	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	1.34		(0.27)	1.36	1.00
Total from investment operations	$1.42		$(0.12)	$1.48	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.10)	$(0.05)
From net realized gain	—		(0.68)	(0.31)	—
Total distributions declared to shareholders	$—		$(0.82)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$12.59		$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	12.71	(n)	(0.17)	13.52	10.91	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.61	0.62	0.60	(a)
Expenses after expense reductions (f)	0.50	(a)	0.48	0.52	0.55	(a)
Net investment income (loss)	1.28	(a)	1.32	1.03	1.05	(a)
Portfolio turnover	42	(n)	80	84	68	(n)
Net assets at end of period (000 omitted)	$227,912		$199,437	$196,721	$187,594

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

21

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

22

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$303,180,334	$—	$—	$303,180,334
Mutual Funds	3,070,733	—	—	3,070,733
Total	$306,251,067	$—	$—	$306,251,067

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $558,008. The fair value of the fund’s investment securities on loan and a related liability of $522,687 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund’s securities on loan net of the related collateral is $35,321 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

23

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended November 30, 2019, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

24

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$6,171,178
Long-term capital gains	12,800,090

Total distributions	$18,971,268

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$270,144,363
Gross appreciation	47,170,652

Gross depreciation	(11,063,948)
Net unrealized appreciation (depreciation)	$36,106,704

As of 5/31/19

Undistributed ordinary income	946,676
Undistributed long-term capital gain	2,529,769
Post-October capital loss deferral	(1,574,230)
Net unrealized appreciation (depreciation)	18,574,645

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$4,733,960
Class B	—	5,973
Class C	—	6,091
Class I	—	45,595
Class R1	—	5,665
Class R2	—	3,828
Class R3	—	3,994
Class R4	—	4,163
Class R6	—	14,161,999
Total	$—	$18,971,268

25

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $14,319, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $143,466, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $311 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

26

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$95,115
Class B	0.75%	0.25%	1.00%	1.00%	536
Class C	0.75%	0.25%	1.00%	1.00%	600
Class R1	0.75%	0.25%	1.00%	1.00%	522
Class R2	0.25%	0.25%	0.50%	0.50%	166
Class R3	—	0.25%	0.25%	0.25%	86
Total Distribution and Service Fees					$97,025

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $31 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$—
Class B	392
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $649, which equated to 0.0004% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $38,771.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

27

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $138 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed 5,190 shares of Class A for an aggregate amount of $56,521.

At November 30, 2019, MFS held approximately 66%, 52%, 63%, and 79% of the outstanding shares of Class B, Class C, Class R1, and Class R3, respectively. MFS held 100% of the outstanding shares of Class R2.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2019, this reimbursement amounted to $9,307, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $121,608,597 and $121,884,591, respectively.

28

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,943,095	$23,574,633	1,894,039	$20,414,404
Class B	303	3,449	3,333	40,402
Class C	1,235	14,829	1,481	17,235
Class I	85,519	1,034,835	205,398	2,310,343
Class R1	141	1,666	5,088	61,913
Class R3	1,457	17,931	—	—
Class R4	54,073	648,812	—	—
Class R6	1,382,833	16,441,228	3,560,977	40,106,903
	3,468,656	$41,737,383	5,670,316	$62,951,200

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,229	$31,931
Class B	—	—	605	5,973
Class C	—	—	616	6,091
Class I	—	—	4,605	45,595
Class R1	—	—	573	5,665
Class R2	—	—	386	3,828
Class R3	—	—	404	3,994
Class R4	—	—	420	4,163
Class R6	—	—	1,430,505	14,161,999
	—	$—	1,441,343	$14,269,239

Shares reacquired
Class A	(2,677,328)	$(32,431,706)	(1,689,231)	$(19,521,039)
Class B	(928)	(11,133)	(488)	(5,239)
Class C	(512)	(6,216)	(479)	(5,048)
Class I	(17,138)	(206,431)	(6,380)	(72,726)
Class R1	(86)	(1,015)	(2,059)	(24,172)
Class R4	(2,478)	(29,665)	—	—
Class R6	(1,135,268)	(13,591,749)	(3,379,118)	(38,717,589)
	(3,833,738)	$(46,277,915)	(5,077,755)	$(58,345,813)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(734,233)	$(8,857,073)	208,037	$925,296
Class B	(625)	(7,684)	3,450	41,136
Class C	723	8,613	1,618	18,278
Class I	68,381	828,404	203,623	2,283,212
Class R1	55	651	3,602	43,406
Class R2	—	—	386	3,828
Class R3	1,457	17,931	404	3,994
Class R4	51,595	619,147	420	4,163
Class R6	247,565	2,849,479	1,612,364	15,551,313
	(365,082)	$(4,540,532)	2,033,904	$18,874,626

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 15%, 14%, 10%, 8%, 8%, 6%, 5%, 4%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $808 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,166,093	$22,182,630	$24,800,691	$191	$(177)	$2,548,046

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$35,526	$—

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

32

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2018. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on August 19, 2016, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

33

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

34

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® Blended Research® Small Cap Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRS-SEM

MFS® Blended Research® Small Cap Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Paylocity Holding Corp.	1.9%
Five9, Inc.	1.7%
STORE Capital Corp., REIT	1.6%
Skechers USA, Inc., “A”	1.5%
Cable One, Inc.	1.5%
Cathay General Bancorp, Inc.	1.5%
Cornerstone OnDemand, Inc.	1.4%
KBR, Inc.	1.4%
Prestige Brands Holdings, Inc.	1.4%
First Hawaiian, Inc.	1.3%

Equity sectors (k)
Financial Services	25.1%
Health Care	16.2%
Technology	15.1%
Industrial Goods & Services	6.7%
Autos & Housing	5.9%
Basic Materials	5.4%
Special Products & Services	5.3%
Consumer Staples	3.7%
Leisure	3.5%
Energy	3.2%
Retailing	3.1%
Utilities	2.7%
Transportation	2.2%
Communications	1.1%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.99%	$1,000.00	$1,097.89	$5.19
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
B	Actual	1.74%	$1,000.00	$1,093.15	$9.11
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
C	Actual	1.74%	$1,000.00	$1,093.23	$9.11
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
I	Actual	0.74%	$1,000.00	$1,098.91	$3.88
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R1	Actual	1.74%	$1,000.00	$1,093.15	$9.11
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
R2	Actual	1.24%	$1,000.00	$1,096.24	$6.50
	Hypothetical (h)	1.24%	$1,000.00	$1,018.80	$6.26
R3	Actual	0.99%	$1,000.00	$1,097.43	$5.19
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R4	Actual	0.74%	$1,000.00	$1,098.91	$3.88
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R6	Actual	0.65%	$1,000.00	$1,099.61	$3.41
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
529A	Actual	1.02%	$1,000.00	$1,097.03	$5.35
	Hypothetical (h)	1.02%	$1,000.00	$1,019.90	$5.15
529B	Actual	1.78%	$1,000.00	$1,093.30	$9.32
	Hypothetical (h)	1.78%	$1,000.00	$1,016.10	$8.97
529C	Actual	1.79%	$1,000.00	$1,093.38	$9.37
	Hypothetical (h)	1.79%	$1,000.00	$1,016.05	$9.02

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%

Issuer	Shares/Par	Value ($)
Aerospace - 1.3%
CACI International, Inc., “A” (a)	14,932	$3,573,526

Apparel Manufacturers - 1.9%
Levi Strauss & Co., “A” (l)	56,468	$947,533
Skechers USA, Inc., “A” (a)	101,849	4,096,367

		$5,043,900
Automotive - 2.0%
IAA, Inc. (a)	54,314	$2,462,054
Stoneridge, Inc. (a)	99,282	2,992,359

		$5,454,413
Biotechnology - 5.3%
Acorda Therapeutics, Inc. (a)	171,690	$274,704
Akebia Therapeutics, Inc. (a)	228,528	1,437,441
Arena Pharmaceuticals, Inc. (a)	29,228	1,384,823
Bio-Techne Corp.	14,918	3,255,854
Bruker BioSciences Corp.	30,153	1,543,532
Coherus BioSciences, Inc. (a)	11,527	207,371
CytomX Therapeutics, Inc. (a)	130,459	816,673
Esperion Therapeutics, Inc. (a)	35,636	1,830,265
Exelixis, Inc. (a)	24,195	402,363
Macrogenics, Inc. (a)	96,160	910,635
Pieris Pharmaceuticals, Inc. (a)	64,087	260,834
Retrophin, Inc. (a)	38,045	527,684
Varex Imaging Corp. (a)	49,847	1,492,419

		$14,344,598
Broadcasting - 0.4%
Sinclair Broadcast Group, Inc.	31,876	$1,110,241

Brokerage & Asset Managers - 0.1%
Ashford, Inc. (a)	498	$11,733
LPL Financial Holdings, Inc.	3,963	365,983

		$377,716
Business Services - 1.0%
Forrester Research, Inc.	60,945	$2,433,534
World Fuel Services Corp.	8,412	356,669

		$2,790,203

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.5%
Cable One, Inc.	2,634	$4,043,190

Chemicals - 1.0%
Ingevity Corp. (a)	29,414	$2,656,378

Computer Software - 4.4%
Cornerstone OnDemand, Inc. (a)	62,469	$3,852,463
Everbridge, Inc. (a)	4,559	400,919
Paylocity Holding Corp. (a)	41,942	5,130,346
RingCentral, Inc. (a)	10,388	1,791,618
SecureWorks Corp. (a)(l)	63,577	720,963

		$11,896,309
Computer Software - Systems - 4.3%
Box, Inc., “A” (a)	35,604	$649,417
Five9, Inc. (a)	68,065	4,639,991
Insight Enterprises, Inc. (a)	10,788	707,585
Tech Data Corp. (a)	19,917	2,885,774
Verint Systems, Inc. (a)	52,983	2,575,504

		$11,458,271
Construction - 2.5%
Continental Building Products, Inc. (a)	93,697	$3,447,113
Eagle Materials, Inc.	16,675	1,534,600
Toll Brothers, Inc.	41,460	1,665,448

		$6,647,161
Consumer Products - 1.5%
Prestige Brands Holdings, Inc. (a)	98,205	$3,709,203
USANA Health Sciences, Inc. (a)	4,555	335,248

		$4,044,451
Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	28,025	$2,387,450

Electrical Equipment - 2.7%
Evoqua Water Technologies Corp. (a)	32,749	$620,266
TriMas Corp. (a)	114,053	3,533,362
WESCO International, Inc. (a)	59,390	3,125,102

		$7,278,730
Electronics - 2.4%
Amkor Technology, Inc. (a)	182,372	$2,204,878
Jabil Circuit, Inc.	57,568	2,235,941

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Sanmina Corp. (a)	39,482	$1,255,922
Silicon Laboratories, Inc. (a)	7,549	799,666

		$6,496,407
Energy - Independent - 1.6%
Arch Coal, Inc.	16,899	$1,252,385
Delek U.S. Holdings, Inc.	31,170	1,069,443
Par Pacific Holdings, Inc. (a)	26,491	659,361
Warrior Met Coal, Inc.	41,032	842,387
WPX Energy, Inc. (a)	57,735	568,112

		$4,391,688
Engineering - Construction - 2.8%
Great Lakes Dredge & Dock Corp. (a)	136,717	$1,460,138
KBR, Inc.	127,594	3,798,473
Matrix Service Co. (a)	70,062	1,467,098
Quanta Services, Inc.	21,419	891,887

		$7,617,596
Food & Beverages - 3.5%
Hostess Brands, Inc. (a)	254,988	$3,429,589
Ingredion, Inc.	31,423	2,613,451
Pilgrim’s Pride Corp. (a)	78,408	2,469,852
SpartanNash Co.	70,039	991,752

		$9,504,644
Forest & Paper Products - 0.5%
Boise Cascade Corp.	32,924	$1,248,478

Gaming & Lodging - 1.2%
Everi Holdings, Inc. (a)	35,740	$481,418
Wyndham Hotels & Resorts, Inc.	47,378	2,744,607

		$3,226,025
Health Maintenance Organizations - 1.1%
Magellan Health Services, Inc. (a)	8,883	$690,476
Molina Healthcare, Inc. (a)	16,030	2,172,065

		$2,862,541
Insurance - 4.1%
American Equity Investment Life Holding Co.	92,721	$2,755,668
Essent Group Ltd.	44,720	2,443,948
MGIC Investment Corp.	154,240	2,222,598
Radian Group, Inc.	96,579	2,495,601
Universal Insurance Holdings, Inc.	36,235	1,054,439

		$10,972,254

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 0.8%
LogMeIn, Inc.	26,772	$2,087,681

Leisure & Toys - 1.4%
Brunswick Corp.	57,005	$3,350,184
Funko, Inc., “A” (a)	31,232	445,681

		$3,795,865
Machinery & Tools - 4.3%
ACCO Brands Corp.	68,940	$630,801
AGCO Corp.	44,337	3,464,050
Allison Transmission Holdings, Inc.	19,250	931,700
ITT, Inc.	19,075	1,331,053
Park-Ohio Holdings Corp.	35,646	1,127,483
Regal Beloit Corp.	35,468	2,898,800
Titan Machinery, Inc. (a)	87,890	1,183,878

		$11,567,765
Medical & Health Technology & Services - 3.4%
Allscripts Healthcare Solutions, Inc. (a)	23,748	$256,004
HealthEquity, Inc. (a)	24,833	1,561,747
Medpace Holdings, Inc. (a)	10,799	827,959
Premier, Inc., “A” (a)	93,030	3,306,286
Tenet Healthcare Corp. (a)	101,874	3,280,343

		$9,232,339
Medical Equipment - 3.8%
AngioDynamics, Inc. (a)	70,790	$1,088,043
Avanos Medical, Inc. (a)	38,303	1,327,582
CONMED Corp.	23,888	2,705,794
CUTERA, Inc. (a)	6,560	251,248
Envista Holdings Corp. (a)(l)	47,344	1,331,313
Integer Holdings Corp. (a)	28,592	2,168,703
IntriCon Corp. (a)	16,688	314,068
LivaNova PLC (a)	4,562	382,113
Orthofix Medical, Inc. (a)	15,498	703,609

		$10,272,473
Metals & Mining - 0.3%
Olympic Steel, Inc.	12,747	$213,640
Ryerson Holding Corp. (a)	49,320	525,751
Schnitzer Steel Industries, Inc., “A”	6,359	137,036

		$876,427

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.4%
MDU Resources Group, Inc.	22,689	$658,888
Southwest Gas Holdings, Inc.	4,010	303,798

		$962,686
Natural Gas - Pipeline - 0.3%
Equitrans Midstream Corp.	65,779	$655,817

Oil Services - 2.8%
Cactus, Inc., “A”	94,605	$2,856,125
Liberty Oilfield Services, Inc. (l)	188,726	1,668,338
MRC Global, Inc. (a)	217,721	2,904,398

		$7,428,861
Other Banks & Diversified Financials - 12.4%
Bank of N.T. Butterfield & Son Ltd.	8,656	$299,065
Bank OZK	112,350	3,334,548
Cathay General Bancorp, Inc.	105,989	3,902,515
East West Bancorp, Inc.	40,091	1,836,970
Enova International, Inc. (a)	61,501	1,416,368
First Hawaiian, Inc.	125,337	3,577,118
Hanmi Financial Corp.	160,710	3,154,737
Herc Holdings, Inc. (a)	43,563	2,037,006
Navient Corp.	30,538	438,220
OFG Bancorp	18,681	400,707
OneMain Holdings, Inc.	32,993	1,421,668
Popular, Inc.	30,935	1,711,015
Regional Management Corp. (a)	58,570	1,903,525
Triton International Ltd. of Bermuda	47,766	1,809,376
UMB Financial Corp.	13,397	901,216
Umpqua Holdings Corp.	132,937	2,176,179
Wintrust Financial Corp.	42,612	2,893,781

		$33,214,014
Pharmaceuticals - 2.6%
Assertio Therapeutics, Inc. (a)	241,389	$183,456
Catalent, Inc. (a)	14,901	774,703
Horizon Therapeutics PLC (a)	76,335	2,502,261
Lannett Co., Inc. (a)	110,770	976,991
Phibro Animal Health Corp., “A”	46,140	1,119,356
United Therapeutics Corp. (a)	15,072	1,390,543

		$6,947,310
Railroad & Shipping - 1.1%
DHT Holdings, Inc.	172,290	$1,264,609
Dorian LPG Ltd. (a)	125,664	1,803,278

		$3,067,887

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 10.0%
Braemar Hotels & Resorts, Inc., REIT	106,546	$1,045,216
CareTrust REIT, Inc.	50,916	1,063,126
CoreCivic, Inc., REIT	112,552	1,705,163
EPR Properties, REIT	42,805	3,035,731
Industrial Logistics Properties Trust, REIT	154,596	3,345,458
Life Storage, Inc., REIT	30,448	3,334,665
Medical Properties Trust, Inc., REIT	140,332	2,913,292
Spirit Realty Capital, Inc., REIT	67,347	3,528,983
STAG Industrial, Inc., REIT	86,667	2,685,810
STORE Capital Corp., REIT	105,078	4,277,725

		$26,935,169
Restaurants - 0.7%
Wendy’s Co.	89,245	$1,913,413

Specialty Chemicals - 1.6%
Element Solutions, Inc. (a)	164,933	$1,928,067
Univar Solutions, Inc. (a)	100,347	2,350,127

		$4,278,194
Specialty Stores - 0.2%
Signet Jewelers Ltd.	11,981	$220,091
Zumiez, Inc. (a)	5,993	177,033

		$397,124
Telecommunications - Wireless - 0.8%
Iridium Communications, Inc. (a)	49,277	$1,148,154
Telephone and Data Systems, Inc.	44,111	1,045,872

		$2,194,026
Telephone Services - 0.3%
ATN International, Inc.	16,389	$920,242

Trucking - 1.1%
Forward Air Corp.	40,383	$2,828,021

Utilities - Electric Power - 2.9%
Clearway Energy, Inc., “A”	144,828	$2,748,835
NRG Energy, Inc.	56,101	2,228,893
Portland General Electric Co.	28,079	1,558,665
Spark Energy, Inc., “A”	115,294	1,271,693

		$7,808,086
Total Common Stocks (Identified Cost, $243,916,406)		$266,809,570

10

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.6%

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $1,687,880)	1,687,925	$1,688,093

Collateral for Securities Loaned - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j) (Identified Cost, $1,335,705)	1,335,705	$1,335,705

Other Assets, Less Liabilities - (0.3)%		(920,056)
Net Assets - 100.0%		$268,913,312

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,688,093 and $268,145,275, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,497,181 of securities on loan (identified cost, $245,252,111)	$268,145,275
Investments in affiliated issuers, at value (identified cost, $1,687,880)	1,688,093
Receivables for
Fund shares sold	348,020
Interest and dividends	287,119
Receivable from investment adviser	10,288
Other assets	44,746
Total assets	$270,523,541

Liabilities
Payables for
Fund shares reacquired	$162,951
Collateral for securities loaned, at value (c)	1,335,705
Payable to affiliates
Administrative services fee	489
Shareholder servicing costs	62,334
Distribution and service fees	3,533
Program manager fees	59
Payable for independent Trustees’ compensation	318
Accrued expenses and other liabilities	44,840
Total liabilities	$1,610,229
Net assets	$268,913,312

Net assets consist of
Paid-in capital	$243,034,639
Total distributable earnings (loss)	25,878,673
Net assets	$268,913,312
Shares of beneficial interest outstanding	19,113,563

(c)	Non-cash collateral is not included.

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$62,399,581	4,451,649	$14.02
Class B	511,647	37,267	13.73
Class C	5,304,978	386,644	13.72
Class I	72,737,094	5,156,785	14.11
Class R1	3,759,794	273,811	13.73
Class R2	10,753,958	767,379	14.01
Class R3	650,904	46,240	14.08
Class R4	78,189	5,540	14.11
Class R6	101,998,377	7,220,411	14.13
Class 529A	8,634,111	615,663	14.02
Class 529B	381,950	27,857	13.71
Class 529C	1,702,729	124,317	13.70

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.88 [100 / 94.25 x $14.02] and $14.88 [100 / 94.25 x $14.02], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,757,044
Income on securities loaned	71,382
Dividends from affiliated issuers	33,874
Other	20,624
Foreign taxes withheld	(1,134)
Total investment income	$1,881,790
Expenses
Management fee	$752,653
Distribution and service fees	166,003
Shareholder servicing costs	92,086
Program manager fees	2,547
Administrative services fee	20,511
Independent Trustees’ compensation	2,561
Custodian fee	7,353
Shareholder communications	8,340
Audit and tax fees	28,462
Legal fees	810
Registration fees	69,143
Miscellaneous	17,245
Total expenses	$1,167,714
Reduction of expenses by investment adviser and distributor	(181,072)
Net expenses	$986,642
Net investment income (loss)	$895,148

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,629,935
Affiliated issuers	(532)
Net realized gain (loss)	$2,629,403
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,920,793
Affiliated issuers	(1)
Net unrealized gain (loss)	$18,920,792
Net realized and unrealized gain (loss)	$21,550,195
Change in net assets from operations	$22,445,343

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$895,148	$789,598
Net realized gain (loss)	2,629,403	2,590,722
Net unrealized gain (loss)	18,920,792	(9,190,910)
Change in net assets from operations	$22,445,343	$(5,810,590)
Total distributions to shareholders	$—	$(7,032,165)
Change in net assets from fund share transactions	$65,327,376	$77,114,601
Total change in net assets	$87,772,719	$64,271,846

Net assets
At beginning of period	181,140,593	116,868,747
At end of period	$268,913,312	$181,140,593

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.77		$13.83	$11.91	$10.36	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	1.21		(0.44)	2.32	1.57	0.35
Total from investment operations	$1.25		$(0.38)	$2.37	$1.62	$0.39

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.06)	$(0.03)	$(0.03)
From net realized gain	—		(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.68)	$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$14.02		$12.77	$13.83	$11.91	$10.36
Total return (%) (r)(s)(t)(x)	9.79	(n)	(2.28)	20.15	15.63	3.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.22	1.28	1.88	5.46	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.96	0.96	(a)
Net investment income (loss)	0.63	(a)	0.41	0.41	0.45	0.52	(a)
Portfolio turnover	26	(n)	64	90	90	47	(n)
Net assets at end of period (000 omitted)	$62,400		$60,929	$43,682	$3,700	$637

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.56		$13.67		$11.81	$10.33	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.05)		$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	1.18		(0.42)		2.30	1.56	0.35
Total from investment operations	$1.17		$(0.47)		$2.25	$1.52	$0.33

Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.64)		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.64)		$(0.39)	$(0.04)	$(0.00	)(w)
Net asset value, end of period (x)	$13.73		$12.56		$13.67	$11.81	$10.33
Total return (%) (r)(s)(t)(x)	9.32	(n)	(3.00)		19.28	14.73	3.34	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.97		2.07	3.04	7.17	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74		1.74	1.74	1.71	(a)
Net investment income (loss)	(0.12	)(a)(l)	(0.36)		(0.39)	(0.34)	(0.25	)(a)
Portfolio turnover	26	(n)	64		90	90	47	(n)
Net assets at end of period (000 omitted)	$512		$500		$403	$243	$98

	Six months ended 11/30/19		Year ended
Class C			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.55		$13.66		$11.80	$10.33	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)		$(0.05)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	1.18		(0.44)		2.30	1.54	0.36
Total from investment operations	$1.17		$(0.47)		$2.25	$1.51	$0.34

Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$(0.01)
From net realized gain	—		(0.64)		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.64)		$(0.39)	$(0.04)	$(0.01)
Net asset value, end of period (x)	$13.72		$12.55		$13.66	$11.80	$10.33
Total return (%) (r)(s)(t)(x)	9.32	(n)	(2.97)		19.30	14.64	3.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.97		2.07	2.87	7.03	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74		1.74	1.74	1.71	(a)
Net investment income (loss)	(0.11	)(a)	(0.21)		(0.40)	(0.28)	(0.24	)(a)
Portfolio turnover	26	(n)	64		90	90	47	(n)
Net assets at end of period (000 omitted)	$5,305		$3,234		$406	$408	$89

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.83		$13.90		$11.94	$10.38	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09		$0.08	$0.08	$0.05
Net realized and unrealized gain (loss)	1.22		(0.45)		2.33	1.55	0.36
Total from investment operations	$1.28		$(0.36)		$2.41	$1.63	$0.41

Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.06)	$(0.03)	$(0.03)
From net realized gain	—		(0.64)		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.71)		$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$14.11		$12.83		$13.90	$11.94	$10.38
Total return (%) (r)(s)(t)(x)	9.98	(n)	(2.06)		20.49	15.77	4.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.97		1.05	2.02	5.39	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74		0.74	0.74	0.71	(a)
Net investment income (loss)	0.89	(a)	0.69		0.64	0.68	0.73	(a)
Portfolio turnover	26	(n)	64		90	90	47	(n)
Net assets at end of period (000 omitted)	$72,737		$39,397		$12,225	$752	$351

	Six months ended 11/30/19		Year ended
Class R1			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.56		$13.67		$11.81	$10.33	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.07		$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	1.18		(0.54	)(g)	2.30	1.56	0.35
Total from investment operations	$1.17		$(0.47)		$2.25	$1.52	$0.33

Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)
From net realized gain	—		(0.64)		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.64)		$(0.39)	$(0.04)	$(0.00	)(w)
Net asset value, end of period (x)	$13.73		$12.56		$13.67	$11.81	$10.33
Total return (%) (r)(s)(t)(x)	9.32	(n)	(3.00)		19.28	14.73	3.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.97		2.07	3.32	7.32	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74		1.74	1.74	1.71	(a)
Net investment income (loss)	(0.12	)(a)(l)	0.54		(0.39)	(0.35)	(0.24	)(a)
Portfolio turnover	26	(n)	64		90	90	47	(n)
Net assets at end of period (000 omitted)	$3,760		$3,339		$79	$63	$52

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.78		$13.84		$11.89	$10.35	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.16		$0.01	$0.02	$0.02
Net realized and unrealized gain (loss)	1.20		(0.58	)(g)	2.33	1.56	0.35
Total from investment operations	$1.23		$(0.42)		$2.34	$1.58	$0.37

Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$(0.02)
From net realized gain	—		(0.64)		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.64)		$(0.39)	$(0.04)	$(0.02)
Net asset value, end of period (x)	$14.01		$12.78		$13.84	$11.89	$10.35
Total return (%) (r)(s)(t)(x)	9.62	(n)	(2.57)		19.91	15.29	3.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.47		1.57	2.84	6.82	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24		1.24	1.24	1.21	(a)
Net investment income (loss)	0.39	(a)(l)	1.22		0.11	0.15	0.26	(a)
Portfolio turnover	26	(n)	64		90	90	47	(n)
Net assets at end of period (000 omitted)	$10,754		$9,647		$72	$60	$52

	Six months ended 11/30/19		Year ended
Class R3			5/31/19		5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.83		$13.88		$11.92	$10.36	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.05		$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	1.20		(0.42)		2.33	1.56	0.34
Total from investment operations	$1.25		$(0.37)		$2.38	$1.61	$0.38

Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$(0.03)	$(0.01)	$(0.02)
From net realized gain	—		(0.64)		(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.68)		$(0.42)	$(0.05)	$(0.02)
Net asset value, end of period (x)	$14.08		$12.83		$13.88	$11.92	$10.36
Total return (%) (r)(s)(t)(x)	9.74	(n)	(2.23)		20.21	15.54	3.86	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.21		1.32	2.59	6.57	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99		0.99	0.99	0.96	(a)
Net investment income (loss)	0.79	(a)	0.38		0.36	0.40	0.51	(a)
Portfolio turnover	26	(n)	64		90	90	47	(n)
Net assets at end of period (000 omitted)	$651		$70		$72	$60	$52

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.84		$13.91	$11.94	$10.37	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09	$0.08	$0.07	$0.05
Net realized and unrealized gain (loss)	1.21		(0.45)	2.34	1.57	0.35
Total from investment operations	$1.27		$(0.36)	$2.42	$1.64	$0.40

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.06)	$(0.03)	$(0.03)
From net realized gain	—		(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.71)	$(0.45)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$14.11		$12.84	$13.91	$11.94	$10.37
Total return (%) (r)(s)(t)(x)	9.89	(n)	(2.09)	20.54	15.87	4.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.96	1.07	2.34	6.32	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.71	(a)
Net investment income (loss)	0.89	(a)	0.63	0.61	0.65	0.76	(a)
Portfolio turnover	26	(n)	64	90	90	47	(n)
Net assets at end of period (000 omitted)	$78		$71	$73	$60	$52

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.85		$13.91	$11.94	$10.37	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.10	$0.09	$0.08	$0.05
Net realized and unrealized gain (loss)	1.21		(0.44)	2.34	1.57	0.35
Total from investment operations	$1.28		$(0.34)	$2.43	$1.65	$0.40

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.07)	$(0.04)	$(0.03)
From net realized gain	—		(0.64)	(0.39)	(0.04)	—
Total distributions declared to shareholders	$—		$(0.72)	$(0.46)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$14.13		$12.85	$13.91	$11.94	$10.37
Total return (%) (r)(s)(t)(x)	9.96	(n)	(1.93)	20.62	15.90	4.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.88	0.99	1.22	6.31	(a)
Expenses after expense reductions (f)	0.65	(a)	0.66	0.65	0.69	0.70	(a)
Net investment income (loss)	0.98	(a)	0.72	0.71	0.73	0.77	(a)
Portfolio turnover	26	(n)	64	90	90	47	(n)
Net assets at end of period (000 omitted)	$101,998		$53,947	$49,503	$46,259	$1,874

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class 529A			5/31/19	5/31/18	5/31/17 (i)
	(unaudited)
Net asset value, beginning of period	$12.78		$13.85	$11.90	$10.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.02	$0.04
Net realized and unrealized gain (loss)	1.20		(0.44)	2.35	1.19
Total from investment operations	$1.24		$(0.39)	$2.37	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)	$(0.03)
From net realized gain	—		(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—		$(0.68)	$(0.42)	$(0.07)
Net asset value, end of period (x)	$14.02		$12.78	$13.85	$11.90
Total return (%) (r)(s)(t)(x)	9.70	(n)	(2.34)	20.13	11.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.27	1.34	1.77	(a)
Expenses after expense reductions (f)	1.02	(a)	1.02	1.03	1.04	(a)
Net investment income (loss)	0.60	(a)	0.35	0.17	0.36	(a)
Portfolio turnover	26	(n)	64	90	90
Net assets at end of period (000 omitted)	$8,634		$8,049	$8,175	$287

	Six months ended 11/30/19		Year ended
Class 529B			5/31/19	5/31/18	5/31/17 (i)
	(unaudited)
Net asset value, beginning of period	$12.54		$13.66	$11.80	$10.70

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.06)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	1.18		(0.42)	2.32	1.18
Total from investment operations	$1.17		$(0.48)	$2.25	$1.14

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—
From net realized gain	—		(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—		$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$13.71		$12.54	$13.66	$11.80
Total return (%) (r)(s)(t)(x)	9.33	(n)	(3.08)	19.30	10.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.01	2.10	2.91	(a)
Expenses after expense reductions (f)	1.78	(a)	1.79	1.79	1.79	(a)
Net investment income (loss)	(0.16	)(a)(l)	(0.43)	(0.54)	(0.42	)(a)
Portfolio turnover	26	(n)	64	90	90
Net assets at end of period (000 omitted)	$382		$369	$459	$55

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class 529C			5/31/19	5/31/18	5/31/17 (i)
	(unaudited)
Net asset value, beginning of period	$12.53		$13.65	$11.79	$10.69

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.06)	$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	1.18		(0.42)	2.33	1.18
Total from investment operations	$1.17		$(0.48)	$2.25	$1.14

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—
From net realized gain	—		(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—		$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$13.70		$12.53	$13.65	$11.79
Total return (%) (r)(s)(t)(x)	9.34	(n)	(3.08)	19.31	10.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.02	2.08	2.84	(a)
Expenses after expense reductions (f)	1.79	(a)	1.79	1.79	1.79	(a)
Net investment income (loss)	(0.17	)(a)(l)	(0.43)	(0.61)	(0.39	)(a)
Portfolio turnover	26	(n)	64	90	90
Net assets at end of period (000 omitted)	$1,703		$1,588	$1,721	$78

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For Class 529A, Class 529B, and Class 529C, the period is from the class inception, July 14, 2016, through the stated period end.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

23

Notes to Financial Statements (unaudited) – continued

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

24

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$266,809,570	$—	$—	$266,809,570
Mutual Funds	3,023,798	—	—	3,023,798
Total	$269,833,368	$—	$—	$269,833,368

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,497,181. The fair value of the fund’s investment securities on loan and a related liability of $1,335,705 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,230,974 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

25

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$4,687,458
Long-term capital gains	2,344,707

Total distributions	$7,032,165

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$249,728,413
Gross appreciation	33,635,570

Gross depreciation	(13,530,615)
Net unrealized appreciation (depreciation)	$20,104,955

As of 5/31/19

Undistributed ordinary income	2,166,616
Undistributed long-term capital gain	82,550
Net unrealized appreciation (depreciation)	1,184,164

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

27

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$2,346,262
Class B	—	22,802
Class C	—	55,241
Class I	—	1,312,167
Class R1	—	3,829
Class R2	—	3,479
Class R3	—	3,530
Class R4	—	3,729
Class R6	—	2,777,870
Class 529A	—	402,303
Class 529B	—	21,057
Class 529C	—	79,896
Total	$—	$7,032,165

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $11,265, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%	1.04%	1.79%	1.79%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $168,631, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,336 and $9,781 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$78,402
Class B	0.75%	0.25%	1.00%	1.00%	2,507
Class C	0.75%	0.25%	1.00%	1.00%	21,495
Class R1	0.75%	0.25%	1.00%	1.00%	17,284
Class R2	0.25%	0.25%	0.50%	0.50%	25,862
Class R3	—	0.25%	0.25%	0.25%	189
Class 529A	—	0.25%	0.25%	0.23%	10,225
Class 529B	0.75%	0.25%	1.00%	0.99%	1,857
Class 529C	0.75%	0.25%	1.00%	1.00%	8,182
Total Distribution and Service Fees					$166,003

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $329, $828, $13, and $6 for Class A, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

29

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$9
Class B	463
Class C	184
Class 529B	—
Class 529C	2

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2019, were as follows:

Fee
Class 529A	$2,045
Class 529B	93
Class 529C	409
Total Program Manager Fees	$2,547

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $13,556, which equated to 0.0117% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $78,530.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

30

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $91 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed 4,324 shares of Class C, 5,223 shares of Class I, 4,832 shares of Class 529A, and 4,835 shares of Class 529C for an aggregate amount of $242,285.

At November 30, 2019, MFS held 100% of the outstanding shares of Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,056,817.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2019, this reimbursement amounted to $20,624, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $125,608,217 and $59,253,865, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,537,856	$20,503,208	3,027,957	$40,301,997
Class B	572	7,425	13,338	179,637
Class C	165,803	2,136,924	249,204	3,318,658
Class I	2,730,292	35,603,059	3,354,289	45,360,138
Class R1	39,785	520,266	260,836	3,537,709
Class R2	159,356	2,132,403	760,303	10,504,387
Class R3	42,002	571,726	—	—
Class R6	3,680,391	48,939,604	1,293,935	17,102,993
Class 529A	26,119	346,430	94,840	1,309,336
Class 529B	—	—	1,179	16,239
Class 529C	4,950	63,788	19,916	278,775
	8,387,126	$110,824,833	9,075,797	$121,909,869

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	53,486	$626,861
Class B	—	—	1,973	22,802
Class C	—	—	4,787	55,241
Class I	—	—	111,579	1,312,167
Class R1	—	—	331	3,829
Class R2	—	—	296	3,479
Class R3	—	—	300	3,530
Class R4	—	—	317	3,729
Class R6	—	—	236,013	2,777,870
Class 529A	—	—	34,323	402,303
Class 529B	—	—	1,823	21,057
Class 529C	—	—	6,929	79,896
	—	$—	452,157	$5,312,764

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,857,051)	$(24,561,923)	(1,468,534)	$(19,440,723)
Class B	(3,140)	(41,364)	(4,935)	(65,723)
Class C	(36,902)	(467,436)	(25,941)	(334,651)
Class I	(643,021)	(8,555,295)	(1,275,656)	(16,172,289)
Class R1	(31,866)	(418,254)	(1,058)	(13,832)
Class R2	(146,536)	(1,926,621)	(11,218)	(151,483)
Class R3	(1,258)	(17,711)	—	—
Class R6	(658,557)	(8,858,968)	(889,299)	(12,258,750)
Class 529A	(40,306)	(535,380)	(89,758)	(1,233,254)
Class 529B	(1,570)	(19,948)	(7,216)	(95,029)
Class 529C	(7,337)	(94,557)	(26,257)	(342,298)
	(3,427,544)	$(45,497,457)	(3,799,872)	$(50,108,032)

Net change
Class A	(319,195)	$(4,058,715)	1,612,909	$21,488,135
Class B	(2,568)	(33,939)	10,376	136,716
Class C	128,901	1,669,488	228,050	3,039,248
Class I	2,087,271	27,047,764	2,190,212	30,500,016
Class R1	7,919	102,012	260,109	3,527,706
Class R2	12,820	205,782	749,381	10,356,383
Class R3	40,744	554,015	300	3,530
Class R4	—	—	317	3,729
Class R6	3,021,834	40,080,636	640,649	7,622,113
Class 529A	(14,187)	(188,950)	39,405	478,385
Class 529B	(1,570)	(19,948)	(4,214)	(57,733)
Class 529C	(2,387)	(30,769)	588	16,373
	4,959,582	$65,327,376	5,728,082	$77,114,601

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 4%, 4%, 3%, 2%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

33

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $510 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money
Market Portfolio	$4,381,041	$56,640,646	$59,333,061	$(532)	$(1)	$1,688,093

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$33,874	$—

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

35

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the one- and three-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

37

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® Blended Research® Value Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRU-SEM

MFS® Blended Research® Value Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bank of America Corp.	3.2%
Johnson & Johnson	3.0%
Citigroup, Inc.	2.6%
Intel Corp.	2.4%
JPMorgan Chase & Co.	2.2%
Medtronic PLC	2.2%
Comcast Corp., “A”	2.0%
Target Corp.	2.0%
Philip Morris International, Inc.	1.9%
PNC Financial Services Group, Inc.	1.8%

Equity sectors (k)
Financial Services	28.5%
Health Care	10.3%
Technology	8.2%
Consumer Staples	7.8%
Energy	7.3%
Utilities	6.6%
Industrial Goods & Services	6.0%
Retailing	5.8%
Leisure	5.4%
Basic Materials	4.8%
Autos & Housing	2.7%
Communications	2.5%
Special Products & Services	1.8%
Transportation	1.6%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.74%	$1,000.00	$1,127.59	$3.94
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,122.62	$7.91
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,123.65	$7.91
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,128.61	$2.61
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,122.82	$7.91
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,126.45	$5.26
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,126.96	$3.93
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,128.50	$2.61
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.40%	$1,000.00	$1,129.22	$2.13
	Hypothetical (h)	0.40%	$1,000.00	$1,023.00	$2.02

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%

Issuer	Shares/Par	Value ($)
Aerospace - 2.8%
Honeywell International, Inc.	15,474	$2,762,883
L3Harris Technologies, Inc.	13,439	2,702,448

		$5,465,331
Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	25,180	$1,271,086

Apparel Manufacturers - 1.1%
Skechers USA, Inc., “A” (a)	52,619	$2,116,336

Automotive - 1.5%
General Motors Co.	16,307	$587,052
Lear Corp.	19,167	2,305,982

		$2,893,034
Biotechnology - 1.1%
Biogen, Inc. (a)	7,140	$2,140,643

Broadcasting - 0.5%
Walt Disney Co.	6,381	$967,232

Brokerage & Asset Managers - 0.4%
Invesco Ltd.	47,191	$828,674

Business Services - 1.7%
Fidelity National Information Services, Inc.	7,450	$1,029,217
Fiserv, Inc. (a)	20,365	2,367,228

		$3,396,445
Cable TV - 3.0%
Charter Communications, Inc., “A” (a)	4,239	$1,992,373
Comcast Corp., “A”	88,641	3,913,500

		$5,905,873
Chemicals - 2.2%
CF Industries Holdings, Inc.	21,661	$1,000,955
Eastman Chemical Co.	23,237	1,821,084
PPG Industries, Inc.	11,356	1,463,107

		$4,285,146

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 1.6%
Microsoft Corp.	20,244	$3,064,537

Construction - 1.2%
AvalonBay Communities, Inc., REIT	3,226	$691,687
Toll Brothers, Inc.	43,464	1,745,949

		$2,437,636
Consumer Products - 2.5%
Kimberly-Clark Corp.	12,549	$1,710,931
Procter & Gamble Co.	25,854	3,155,739

		$4,866,670
Electrical Equipment - 0.4%
Johnson Controls International PLC	18,663	$799,336

Electronics - 3.4%
Applied Materials, Inc.	20,983	$1,214,916
Intel Corp.	80,386	4,666,407
Micron Technology, Inc. (a)	16,380	778,214

		$6,659,537
Energy - Independent - 4.4%
ConocoPhillips	10,450	$626,373
EOG Resources, Inc.	24,195	1,715,425
Marathon Petroleum Corp.	21,372	1,295,998
Phillips 66	23,679	2,716,455
Valero Energy Corp.	24,269	2,317,447

		$8,671,698
Energy - Integrated - 2.1%
Chevron Corp.	10,820	$1,267,346
Exxon Mobil Corp.	41,229	2,808,932

		$4,076,278
Food & Beverages - 1.9%
Ingredion, Inc.	5,819	$483,966
J.M. Smucker Co.	16,012	1,682,701
PepsiCo, Inc.	11,518	1,564,490

		$3,731,157
Gaming & Lodging - 0.2%
Royal Caribbean Cruises Ltd.	3,648	$437,833

General Merchandise - 0.5%
Dollar General Corp.	6,658	$1,047,703

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.3%
Allstate Corp.	8,921	$993,354
Berkshire Hathaway, Inc., “B” (a)	15,723	3,463,777
Chubb Ltd.	15,765	2,388,082
Hartford Financial Services Group, Inc.	47,316	2,926,968
MetLife, Inc.	49,100	2,450,581
Prudential Financial, Inc.	15,171	1,420,309
Radian Group, Inc.	24,467	632,227

		$14,275,298
Internet - 0.5%
Facebook, Inc., “A” (a)	4,799	$967,670

Machinery & Tools - 4.7%
AGCO Corp.	29,957	$2,340,541
Cummins, Inc.	5,849	1,069,548
Eaton Corp. PLC	33,718	3,118,915
Ingersoll-Rand Co. PLC, “A”	9,890	1,296,678
Regal Beloit Corp.	17,722	1,448,419

		$9,274,101
Major Banks - 10.3%
Bank of America Corp.	189,525	$6,314,973
Goldman Sachs Group, Inc.	2,730	604,285
JPMorgan Chase & Co.	32,904	4,335,431
Morgan Stanley	67,533	3,341,533
PNC Financial Services Group, Inc.	22,629	3,466,989
Wells Fargo & Co.	38,878	2,117,296

		$20,180,507
Medical & Health Technology & Services - 3.2%
CVS Health Corp.	14,907	$1,122,050
HCA Healthcare, Inc.	19,687	2,729,800
McKesson Corp.	16,258	2,351,557

		$6,203,407
Medical Equipment - 2.8%
Boston Scientific Corp. (a)	21,364	$923,993
Danaher Corp.	2,323	339,112
Medtronic PLC	38,695	4,310,236

		$5,573,341
Natural Gas - Pipeline - 0.6%
Equitrans Midstream Corp.	115,769	$1,154,217

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.9%
Cisco Systems, Inc.	37,240	$1,687,344

Oil Services - 0.9%
Schlumberger Ltd.	46,714	$1,691,047

Other Banks & Diversified Financials - 5.3%
American Express Co.	3,319	$398,678
Citigroup, Inc.	68,783	5,166,979
Discover Financial Services	22,111	1,876,561
Synchrony Financial	35,694	1,335,312
U.S. Bancorp	26,300	1,578,789

		$10,356,319
Pharmaceuticals - 5.5%
Eli Lilly & Co.	22,831	$2,679,218
Johnson & Johnson	42,811	5,886,084
Pfizer, Inc.	59,750	2,301,570

		$10,866,872
Railroad & Shipping - 1.3%
Union Pacific Corp.	14,382	$2,531,088

Real Estate - 6.0%
EPR Properties, REIT	28,502	$2,021,362
Life Storage, Inc., REIT	7,920	867,398
Medical Properties Trust, Inc., REIT	129,086	2,679,825
Public Storage, Inc., REIT	10,773	2,269,656
Spirit Realty Capital, Inc., REIT	16,169	847,256
STORE Capital Corp., REIT	73,494	2,991,941

		$11,677,438
Restaurants - 1.8%
Darden Restaurants, Inc.	20,421	$2,418,663
U.S. Foods Holding Corp. (a)	29,995	1,192,901

		$3,611,564
Specialty Chemicals - 1.3%
Corteva, Inc.	33,890	$881,818
DuPont de Nemours, Inc.	26,167	1,695,883

		$2,577,701
Specialty Stores - 2.4%
AutoZone, Inc. (a)	769	$905,820
Target Corp.	30,964	3,870,810

		$4,776,630

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 3.0%
AT&T, Inc.	66,471	$2,484,686
Verizon Communications, Inc.	57,011	3,434,343

		$5,919,029
Tobacco - 1.9%
Philip Morris International, Inc.	45,161	$3,745,202

Utilities - Electric Power - 6.5%
AES Corp.	77,846	$1,472,068
American Electric Power Co., Inc.	15,580	1,423,233
CenterPoint Energy, Inc.	38,450	944,332
Exelon Corp.	65,371	2,902,472
NRG Energy, Inc.	29,180	1,159,321
Southern Co.	14,471	897,057
Vistra Energy Corp.	76,694	2,034,692
Xcel Energy, Inc.	30,636	1,883,808

		$12,716,983
Total Common Stocks (Identified Cost, $164,690,492)		$194,847,943

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $680,392)	680,324	$680,392

Other Assets, Less Liabilities - 0.3%		634,712
Net Assets - 100.0%		$196,163,047

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $680,392 and $194,847,943, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $164,690,492)	$194,847,943
Investments in affiliated issuers, at value (identified cost, $680,392)	680,392
Receivables for
Fund shares sold	204,931
Dividends	520,477
Receivable from investment adviser	15,662
Total assets	$196,269,405

Liabilities
Payables for
Fund shares reacquired	$79,489
Payable to affiliates
Administrative services fee	390
Shareholder servicing costs	21,698
Distribution and service fees	1,587
Payable for independent Trustees’ compensation	343
Accrued expenses and other liabilities	2,851
Total liabilities	$106,358
Net assets	$196,163,047

Net assets consist of
Paid-in capital	$162,604,812
Total distributable earnings (loss)	33,558,235
Net assets	$196,163,047
Shares of beneficial interest outstanding	14,330,674

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$54,477,088	4,002,760	$13.61
Class B	178,084	13,144	13.55
Class C	526,989	38,934	13.54
Class I	834,337	60,944	13.69
Class R1	72,530	5,360	13.53
Class R2	88,079	6,464	13.63
Class R3	136,099	9,954	13.67
Class R4	75,649	5,521	13.70
Class R6	139,774,192	10,187,593	13.72

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.44 [100 / 94.25 x $13.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,640,121
Dividends from affiliated issuers	28,954
Other	4,674
Total investment income	$2,673,749
Expenses
Management fee	$377,333
Distribution and service fees	72,161
Shareholder servicing costs	28,425
Administrative services fee	17,755
Independent Trustees’ compensation	2,575
Custodian fee	7,053
Shareholder communications	4,486
Audit and tax fees	27,490
Legal fees	944
Registration fees	60,915
Miscellaneous	15,526
Total expenses	$614,663
Reduction of expenses by investment adviser	(142,310)
Net expenses	$472,353
Net investment income (loss)	$2,201,396

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$275,323
Affiliated issuers	(226)
Net realized gain (loss)	$275,097
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$20,228,227
Affiliated issuers	(121)
Net unrealized gain (loss)	$20,228,106
Net realized and unrealized gain (loss)	$20,503,203
Change in net assets from operations	$22,704,599

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$2,201,396	$3,748,399
Net realized gain (loss)	275,097	883,449
Net unrealized gain (loss)	20,228,106	(6,043,532)
Change in net assets from operations	$22,704,599	$(1,411,684)
Total distributions to shareholders	$—	$(7,727,193)
Change in net assets from fund share transactions	$(2,022,355)	$8,742,578
Total change in net assets	$20,682,244	$(396,299)

Net assets
At beginning of period	175,480,803	175,877,102
At end of period	$196,163,047	$175,480,803

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.07		$12.84	$11.85	$10.57	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.23	$0.22	$0.18	$0.12
Net realized and unrealized gain (loss)	1.41		(0.47)	1.22	1.16	0.55
Total from investment operations	$1.54		$(0.24)	$1.44	$1.34	$0.67

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.16)	$(0.06)	$(0.06)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.53)	$(0.45)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$13.61		$12.07	$12.84	$11.85	$10.57
Total return (%) (r)(s)(t)(x)	12.76	(n)	(1.62)	12.18	12.71	6.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	0.91	1.90	5.03	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.71	(a)
Net investment income (loss)	2.09	(a)	1.83	1.72	1.59	1.74	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$54,477		$51,642	$53,388	$1,012	$420

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.07		$12.81	$11.79	$10.55	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.14	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.39		(0.45)	1.24	1.15	0.55
Total from investment operations	$1.48		$(0.31)	$1.34	$1.25	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.03)	$(0.01)	$(0.03)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.43)	$(0.32)	$(0.01)	$(0.07)
Net asset value, end of period (x)	$13.55		$12.07	$12.81	$11.79	$10.55
Total return (%) (r)(s)(t)(x)	12.26	(n)	(2.26)	11.36	11.80	6.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.66	2.53	6.53	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.46	(a)
Net investment income (loss)	1.34	(a)	1.08	0.80	0.84	0.94	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$178		$163	$164	$148	$60

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.05		$12.76	$11.74	$10.53	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.14	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.40		(0.46)	1.23	1.14	0.54
Total from investment operations	$1.49		$(0.32)	$1.33	$1.24	$0.61

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.02)	$(0.03)	$(0.04)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.39)	$(0.31)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$13.54		$12.05	$12.76	$11.74	$10.53
Total return (%) (r)(s)(t)(x)	12.37	(n)	(2.32)	11.33	11.81	6.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	1.67	2.33	6.15	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.46	(a)
Net investment income (loss)	1.34	(a)	1.07	0.77	0.83	0.91	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$527		$470	$539	$586	$137

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.13		$12.91	$11.89	$10.60	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.23	$0.21	$0.14
Net realized and unrealized gain (loss)	1.41		(0.48)	1.24	1.16	0.56
Total from investment operations	$1.56		$(0.21)	$1.47	$1.37	$0.70

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.16)	$(0.08)	$(0.06)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.57)	$(0.45)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.69		$12.13	$12.91	$11.89	$10.60
Total return (%) (r)(s)(t)(x)	12.86	(n)	(1.37)	12.40	12.96	7.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.67	1.43	5.02	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.46	(a)
Net investment income (loss)	2.33	(a)	2.14	1.81	1.84	1.95	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$834		$923	$822	$533	$189

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.05		$12.81	$11.80	$10.55	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.14	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss)	1.39		(0.47)	1.24	1.15	0.55
Total from investment operations	$1.48		$(0.33)	$1.34	$1.25	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.04)	$—	$(0.03)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.43)	$(0.33)	$—	$(0.07)
Net asset value, end of period (x)	$13.53		$12.05	$12.81	$11.80	$10.55
Total return (%) (r)(s)(t)(x)	12.28	(n)	(2.35)	11.37	11.85	6.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.66	3.03	6.58	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.46	(a)
Net investment income (loss)	1.35	(a)	1.09	0.78	0.85	0.95	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$73		$65	$66	$59	$53

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.10		$12.87	$11.85	$10.57	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.20	$0.16	$0.15	$0.10
Net realized and unrealized gain (loss)	1.41		(0.47)	1.25	1.16	0.55
Total from investment operations	$1.53		$(0.27)	$1.41	$1.31	$0.65

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.10)	$(0.03)	$(0.04)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.50)	$(0.39)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$13.63		$12.10	$12.87	$11.85	$10.57
Total return (%) (r)(s)(t)(x)	12.64	(n)	(1.85)	11.93	12.38	6.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.14	1.16	2.53	6.08	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	0.96	(a)
Net investment income (loss)	1.85	(a)	1.59	1.29	1.35	1.45	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$88		$78	$69	$60	$53

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.13		$12.90	$11.87	$10.58	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	$0.21	$0.18	$0.12
Net realized and unrealized gain (loss)	1.40		(0.47)	1.24	1.16	0.55
Total from investment operations	$1.54		$(0.24)	$1.45	$1.34	$0.67

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.13)	$(0.05)	$(0.05)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.53)	$(0.42)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$13.67		$12.13	$12.90	$11.87	$10.58
Total return (%) (r)(s)(t)(x)	12.70	(n)	(1.64)	12.24	12.72	6.74	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	0.91	2.27	5.83	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.71	(a)
Net investment income (loss)	2.09	(a)	1.77	1.64	1.60	1.70	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$136		$122	$187	$60	$53

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.14		$12.91	$11.88	$10.59	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.23	$0.21	$0.14
Net realized and unrealized gain (loss)	1.41		(0.48)	1.25	1.16	0.55
Total from investment operations	$1.56		$(0.21)	$1.48	$1.37	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.16)	$(0.08)	$(0.06)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.56)	$(0.45)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.70		$12.14	$12.91	$11.88	$10.59
Total return (%) (r)(s)(t)(x)	12.85	(n)	(1.33)	12.49	12.96	6.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.64	0.66	2.02	5.58	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.46	(a)
Net investment income (loss)	2.35	(a)	2.09	1.78	1.85	1.95	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$76		$67	$68	$60	$53

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18	5/31/17	5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.15		$12.92	$11.89	$10.59	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.28	$0.24	$0.22	$0.14
Net realized and unrealized gain (loss)	1.41		(0.47)	1.25	1.16	0.55
Total from investment operations	$1.57		$(0.19)	$1.49	$1.38	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.17)	$(0.08)	$(0.06)
From net realized gain	—		(0.31)	(0.29)	—	(0.04)
Total distributions declared to shareholders	$—		$(0.58)	$(0.46)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.72		$12.15	$12.92	$11.89	$10.59
Total return (%) (r)(s)(t)(x)	12.92	(n)	(1.23)	12.55	13.08	6.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55	0.57	0.65	5.57	(a)
Expenses after expense reductions (f)	0.40	(a)	0.39	0.39	0.45	0.45	(a)
Net investment income (loss)	2.44	(a)	2.18	1.87	1.88	1.96	(a)
Portfolio turnover	21	(n)	43	61	51	33	(n)
Net assets at end of period (000 omitted)	$139,774		$121,952	$120,575	$115,619	$1,925

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

20

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

21

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$194,847,943	$—	$—	$194,847,943
Mutual Funds	680,392	—	—	680,392
Total	$195,528,335	$—	$—	$195,528,335

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

22

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$5,302,135
Long-term capital gains	2,425,058

Total distributions	$7,727,193

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$165,863,425
Gross appreciation	34,795,521

Gross depreciation	(5,130,611)
Net unrealized appreciation (depreciation)	$29,664,910

As of 5/31/19

Undistributed ordinary income	1,614,559
Post-October capital loss deferral	(197,727)
Net unrealized appreciation (depreciation)	9,436,804

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

23

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$2,140,828
Class B	—	4,790
Class C	—	11,593
Class I	—	81,156
Class R1	—	2,260
Class R2	—	2,890
Class R3	—	6,742
Class R4	—	2,987
Class R6	—	5,473,947
Total	$—	$7,727,193

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $9,158, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $133,152, which is included in the reduction of total expenses in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $765 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$68,081
Class B	0.75%	0.25%	1.00%	1.00%	861
Class C	0.75%	0.25%	1.00%	1.00%	2,505
Class R1	0.75%	0.25%	1.00%	1.00%	344
Class R2	0.25%	0.25%	0.50%	0.50%	208
Class R3	—	0.25%	0.25%	0.25%	162
Total Distribution and Service Fees					$72,161

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended November 30, 2019.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$—
Class B	—
Class C	46

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $581, which equated to 0.0006%

25

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $27,844.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $89 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed 4,259 and 4,244 shares of Class A and Class I, respectively, for an aggregate amount of $104,881.

At November 30, 2019, MFS held approximately 84% and 55% of the outstanding shares of Class R2 and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2019, this reimbursement amounted to $4,674, which is included in “Other” income in the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $40,409,608 and $38,869,623, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,329,634	$17,552,673	1,186,414	$14,636,824
Class B	—	—	3,068	38,298
Class C	2,507	31,663	12,176	148,053
Class I	4,457	56,888	113,172	1,469,251
Class R2	60	798	759	9,829
Class R3	45	592	5,025	64,686
Class R6	821,941	10,573,207	2,075,317	26,042,905
	2,158,644	$28,215,821	3,395,931	$42,409,846

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,353	$95,808
Class B	—	—	417	4,790
Class C	—	—	1,009	11,593
Class I	—	—	7,045	81,156
Class R1	—	—	197	2,260
Class R2	—	—	251	2,890
Class R3	—	—	585	6,742
Class R4	—	—	259	2,987
Class R6	—	—	474,757	5,473,947
	—	$—	492,873	$5,682,173

Shares reacquired
Class A	(1,603,815)	$(21,161,064)	(1,075,429)	$(13,730,031)
Class B	(367)	(4,751)	(2,740)	(34,367)
Class C	(2,533)	(32,826)	(16,436)	(216,451)
Class I	(19,590)	(249,229)	(107,761)	(1,353,830)
Class R2	(1)	(10)	—	—
Class R3	(132)	(1,618)	(10,057)	(128,536)
Class R6	(670,345)	(8,788,678)	(1,843,146)	(23,886,226)
	(2,296,783)	$(30,238,176)	(3,055,569)	$(39,349,441)

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(274,181)	$(3,608,391)	119,338	$1,002,601
Class B	(367)	(4,751)	745	8,721
Class C	(26)	(1,163)	(3,251)	(56,805)
Class I	(15,133)	(192,341)	12,456	196,577
Class R1	—	—	197	2,260
Class R2	59	788	1,010	12,719
Class R3	(87)	(1,026)	(4,447)	(57,108)
Class R4	—	—	259	2,987
Class R6	151,596	1,784,529	706,928	7,630,626
	(138,139)	$(2,022,355)	833,235	$8,742,578

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 14%, 14%, 9%, 7%, 7%, 6%, 5%, 4%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $519 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,726,163	$12,602,687	$13,648,111	$(226)	$(121)	$680,392

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$28,954	$—

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

30

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the one- and three-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

31

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

32

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® Emerging Markets Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FEM-SEM

MFS® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%
Samsung Electronics Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.9%
Alibaba Group Holding Ltd., ADR	3.7%
Housing Development Finance Corp. Ltd.	3.5%
Yum China Holdings, Inc.	2.7%
LUKOIL PJSC, ADR	2.5%
AIA Group Ltd.	2.4%
Banco Bradesco S.A., ADR	2.1%
Baidu, Inc., ADR	2.0%

GICS equity sectors (g)
Financials	25.6%
Information Technology	16.4%
Consumer Discretionary	14.3%
Communication Services	11.6%
Consumer Staples	10.6%
Industrials	7.6%
Energy	4.6%
Materials	3.1%
Real Estate	1.9%
Utilities	1.2%
Health Care	0.9%

Issuer country weightings (x)
China	22.7%
South Korea	13.0%
India	10.3%
Taiwan	9.6%
Brazil	7.6%
Hong Kong	7.4%
Russia	5.4%
South Africa	3.8%
Indonesia	3.6%
Other Countries	16.6%

Currency exposure weightings (y)
Hong Kong Dollar	19.0%
South Korean Won	13.0%
Taiwan Dollar	9.6%
Indian Rupee	9.2%
Chinese Renminbi	7.9%
Brazilian Real	7.6%
United States Dollar	7.3%
Russian Ruble	5.4%
South African Rand	3.8%
Other Currencies	17.2%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	1.29%	$1,000.00	$1,059.75	$6.64
	Hypothetical (h)	1.29%	$1,000.00	$1,018.55	$6.51
B	Actual	2.04%	$1,000.00	$1,055.84	$10.48
	Hypothetical (h)	2.04%	$1,000.00	$1,014.80	$10.28
C	Actual	2.05%	$1,000.00	$1,055.77	$10.54
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
I	Actual	1.05%	$1,000.00	$1,061.28	$5.41
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R1	Actual	2.05%	$1,000.00	$1,056.13	$10.54
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
R2	Actual	1.55%	$1,000.00	$1,058.54	$7.98
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
R3	Actual	1.30%	$1,000.00	$1,060.06	$6.70
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
R4	Actual	1.05%	$1,000.00	$1,061.33	$5.41
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R6	Actual	0.95%	$1,000.00	$1,061.54	$4.90
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%

Issuer	Shares/Par	Value ($)
Alcoholic Beverages - 4.3%
Ambev S.A., ADR	12,597,048	$53,033,572
China Resources Beer Holdings Co. Ltd.	12,970,000	67,931,350
Kweichow Moutai Co. Ltd., “A”	183,163	29,430,161

		$150,395,083
Automotive - 2.7%
Hero MotoCorp Ltd.	806,711	$27,366,044
Mahindra & Mahindra Ltd.	3,860,009	28,547,521
PT Astra International Tbk	80,726,400	37,201,106

		$93,114,671
Brokerage & Asset Managers - 0.5%
Moscow Exchange MICEX-RTS	10,185,973	$16,733,873

Business Services - 0.4%
Tata Consultancy Services Ltd.	433,164	$12,397,895

Computer Software - 0.5%
Prosus N.V. (a)	269,480	$18,368,346

Computer Software - Systems - 0.8%
Linx S.A.	3,778,700	$28,332,449

Construction - 2.2%
PT Indocement Tunggal Prakarsa Tbk	17,622,800	$24,238,378
Techtronic Industries Co. Ltd.	7,272,000	54,669,707

		$78,908,085
Consumer Products - 0.5%
Dabur India Ltd.	3,003,574	$19,222,036

Consumer Services - 2.6%
51job, Inc., ADR (a)	612,901	$48,186,277
MakeMyTrip Ltd. (a)	1,586,299	41,291,363

		$89,477,640
Electrical Equipment - 2.1%
Bharat Heavy Electricals Ltd.	25,575,213	$19,002,040
LS Industrial Systems Co. Ltd.	1,261,327	53,821,175

		$72,823,215

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 13.8%
ASM Pacific Technology Ltd.	1,572,700	$20,532,565
Samsung Electronics Co. Ltd.	4,119,946	175,450,437
Silicon Motion Technology Corp., ADR	942,963	41,773,261
Taiwan Semiconductor Manufacturing Co. Ltd.	24,532,695	245,242,522

		$482,998,785
Energy - Integrated - 3.5%
LUKOIL PJSC, ADR	928,660	$88,557,017
Petroleo Brasileiro S.A., ADR	2,251,557	33,165,435

		$121,722,452
Food & Beverages - 4.8%
AVI Ltd.	5,845,942	$34,629,768
Fomento Economico Mexicano S.A.B. de C.V., ADR	154,796	14,075,600
Orion Corp.	730,349	63,688,733
Tingyi (Cayman Islands) Holding Corp.	33,630,000	54,732,175

		$167,126,276
Food & Drug Stores - 0.3%
Dairy Farm International Holdings Ltd.	1,911,600	$11,182,860

Forest & Paper Products - 0.9%
Suzano S.A.	3,389,600	$30,837,083

Gaming & Lodging - 1.3%
Genting Berhad	33,724,500	$47,076,221

General Merchandise - 0.8%
S.A.C.I. Falabella	3,339,335	$13,402,570
Walmart de Mexico S.A.B. de C.V.	5,243,730	14,609,344

		$28,011,914
Insurance - 3.7%
AIA Group Ltd.	8,342,000	$83,547,346
Samsung Fire & Marine Insurance Co. Ltd.	228,508	44,979,985

		$128,527,331
Internet - 12.7%
Alibaba Group Holding Ltd., ADR (a)	647,286	$129,457,200
Baidu, Inc., ADR (a)	599,386	71,045,223
NAVER Corp.	477,303	69,505,241
Tencent Holdings Ltd.	4,093,100	173,490,279

		$443,497,943

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 3.6%
Doosan Bobcat, Inc.	1,805,107	$47,834,610
Haitian International Holdings Ltd.	19,340,000	43,235,544
PT United Tractors Tbk	23,258,000	34,503,626

		$125,573,780
Major Banks - 6.1%
ABSA Group Ltd.	5,798,378	$58,252,773
Banco Bradesco S.A., ADR	9,577,499	75,183,367
China Construction Bank	81,171,490	64,600,812
Industrial & Commercial Bank of China, “H”	23,785,000	16,954,452

		$214,991,404
Metals & Mining - 0.9%
Vale S.A., ADR (a)	2,696,987	$31,716,567

Network & Telecom - 1.5%
VTech Holdings Ltd.	5,508,100	$52,033,903

Oil Services - 0.1%
Lamprell PLC (a)	9,696,016	$4,702,628

Other Banks & Diversified Financials - 15.3%
Abu Dhabi Commercial Bank	7,968,811	$16,379,544
Bancolombia S.A., ADR	379,436	18,315,376
Credicorp Ltd.	135,218	28,556,689
E.Sun Financial Holding Co. Ltd.	56,860,059	50,410,993
Grupo Financiero Inbursa S.A. de C.V.	22,963,978	27,256,842
Housing Development Finance Corp. Ltd.	3,875,033	124,090,184
Kasikornbank Co. Ltd.	7,562,500	38,791,677
Komercni Banka A.S.	814,477	27,891,604
Metropolitan Bank & Trust Co.	45,053,931	58,739,013
Public Bank Berhad	7,402,251	34,773,654
Sberbank of Russia	16,921,582	61,537,330
Shriram Transport Finance Co. Ltd.	3,119,229	49,011,952

		$535,754,858
Pharmaceuticals - 0.9%
Genomma Lab Internacional S.A., “B” (a)	34,858,311	$32,497,226

Real Estate - 1.9%
Aldar Properties PJSC	25,890,781	$15,295,590
Hang Lung Properties Ltd.	17,619,000	36,102,064
Multiplan Empreendimentos Imobiliarios S.A.	2,301,772	15,705,378

		$67,103,032

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 2.7%
Yum China Holdings, Inc.	2,161,889	$96,247,298

Specialty Chemicals - 0.6%
PTT Global Chemical PLC	11,969,700	$21,291,350

Specialty Stores - 0.7%
Dufry AG	240,021	$23,421,249

Telecommunications - Wireless - 0.6%
Mobile TeleSystems PJSC, ADR	2,410,828	$22,758,216

Telephone Services - 3.0%
Hellenic Telecommunications Organization S.A.	2,193,018	$32,954,898
Helios Tower PLC (a)	10,257,870	16,583,768
Naspers Ltd.	269,480	38,513,321
PT XL Axiata Tbk (a)	78,976,350	18,701,242

		$106,753,229
Tobacco - 0.3%
PT Hanjaya Mandala Sampoerna Tbk	75,537,800	$10,362,683

Utilities - Electric Power - 1.2%
CESC Ltd.	3,970,757	$41,574,289
Total Common Stocks (Identified Cost, $3,174,563,333)		$3,427,535,870

Investment Companies (h) - 1.9%
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $66,629,287)	66,631,031	$66,637,694

Other Assets, Less Liabilities - 0.3%		10,998,758
Net Assets - 100.0%		$3,505,172,322

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $66,637,694 and $3,427,535,870, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $3,174,563,333)	$3,427,535,870
Investments in affiliated issuers, at value (identified cost, $66,629,287)	66,637,694
Cash	427,971
Foreign currency, at value (identified cost, $182,013)	183,340
Receivables for
Fund shares sold	16,923,177
Dividends	630,595
Total assets	$3,512,338,647

Liabilities
Payables for
Investments purchased	$6,041,175
Fund shares reacquired	88,379
Payable to affiliates
Investment adviser	250,795
Administrative services fee	4,899
Shareholder servicing costs	115,980
Distribution and service fees	5,656
Payable for independent Trustees’ compensation	1,747
Accrued expenses and other liabilities	657,694
Total liabilities	$7,166,325
Net assets	$3,505,172,322

Net assets consist of
Paid-in capital	$3,268,589,467
Total distributable earnings (loss)	236,582,855
Net assets	$3,505,172,322
Shares of beneficial interest outstanding	99,447,350

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$133,680,760	3,986,872	$33.53
Class B	3,417,055	111,533	30.64
Class C	13,827,822	462,186	29.92
Class I	93,608,805	2,649,107	35.34
Class R1	1,990,257	67,369	29.54
Class R2	4,582,962	149,946	30.56
Class R3	6,505,605	194,991	33.36
Class R4	3,198,688	95,762	33.40
Class R6	3,244,360,368	91,729,584	35.37

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.58 [100 / 94.25 x $33.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$42,983,689
Non-cash dividends	21,600,028
Dividends from affiliated issuers	709,294
Other	330,005
Interest	5,068
Foreign taxes withheld	(4,385,101)
Total investment income	$61,242,983
Expenses
Management fee	$14,408,989
Distribution and service fees	277,646
Shareholder servicing costs	188,235
Administrative services fee	205,898
Independent Trustees’ compensation	18,565
Custodian fee	552,844
Shareholder communications	16,176
Audit and tax fees	49,518
Legal fees	9,173
Miscellaneous	127,517
Total expenses	$15,854,561
Reduction of expenses by investment adviser and distributor	(765,472)
Net expenses	$15,089,089
Net investment income (loss)	$46,153,894

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,344,811)
Affiliated issuers	3,026
Foreign currency	(1,309,030)
Net realized gain (loss)	$(4,650,815)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $289,856 decrease in deferred country tax)	$113,883,782
Affiliated issuers	4,596
Translation of assets and liabilities in foreign currencies	1,844
Net unrealized gain (loss)	$113,890,222
Net realized and unrealized gain (loss)	$109,239,407
Change in net assets from operations	$155,393,301

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$46,153,894	$17,656,050
Net realized gain (loss)	(4,650,815)	(7,991,778)
Net unrealized gain (loss)	113,890,222	(172,008,054)
Change in net assets from operations	$155,393,301	$(162,343,782)
Total distributions to shareholders	$—	$(13,400,377)
Change in net assets from fund share transactions	$1,308,744,628	$632,270,778
Total change in net assets	$1,464,137,929	$456,526,619

Net assets
At beginning of period	2,041,034,393	1,584,507,774
At end of period	$3,505,172,322	$2,041,034,393

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$31.63		$34.99	$30.39	$24.05		$27.87	$30.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.45		$0.24	$0.10	$0.16	(c)	$0.16	$0.12
Net realized and unrealized gain (loss)	1.45		(3.46)	4.53	6.32		(3.95)	(1.98)
Total from investment operations	$1.90		$(3.22)	$4.63	$6.48		$(3.79)	$(1.86)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.03)	$(0.14)		$(0.03)	$(0.20)
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$(0.14)	$(0.03)	$(0.14)		$(0.03)	$(0.87)
Net asset value, end of period (x)	$33.53		$31.63	$34.99	$30.39		$24.05	$27.87
Total return (%) (r)(s)(t)(x)	6.01	(n)	(9.19)	15.24	27.04	(c)	(13.59)	(5.90)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.44	1.49	1.63	(c)	1.73	1.69
Expenses after expense reductions (f)	1.29	(a)	1.42	1.48	1.61	(c)	1.70	1.66
Net investment income (loss)	2.72	(a)(l)	0.72	0.28	0.60	(c)	0.64	0.40
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$133,681		$120,862	$154,713	$116,512		$114,533	$132,361

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$29.01		$32.18	$28.15	$22.32		$26.03	$28.63

Income (loss) from investment operations
Net investment income (loss) (d)	$0.31		$(0.01)	$(0.15)	$(0.05	)(c)	$(0.01)	$(0.10)
Net realized and unrealized gain (loss)	1.32		(3.16)	4.18	5.88		(3.70)	(1.83)
Total from investment operations	$1.63		$(3.17)	$4.03	$5.83		$(3.71)	$(1.93)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$—	$—	$—		$—	$(0.67)
Net asset value, end of period (x)	$30.64		$29.01	$32.18	$28.15		$22.32	$26.03
Total return (%) (r)(s)(t)(x)	5.62	(n)	(9.85)	14.32	26.12	(c)	(14.25)	(6.60)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.19	2.24	2.38	(c)	2.48	2.44
Expenses after expense reductions (f)	2.04	(a)	2.17	2.23	2.37	(c)	2.45	2.42
Net investment income (loss)	2.03	(a)(l)	(0.04)	(0.48)	(0.20	)(c)	(0.03)	(0.36)
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$3,417		$3,672	$5,385	$5,786		$5,777	$9,026

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$28.33		$31.42	$27.49	$21.80		$25.42	$27.98

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$(0.01)	$(0.15)	$(0.05	)(c)	$(0.01)	$(0.10)
Net realized and unrealized gain (loss)	1.29		(3.08)	4.08	5.74		(3.61)	(1.79)
Total from investment operations	$1.59		$(3.09)	$3.93	$5.69		$(3.62)	$(1.89)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$—	$—	$—		$—	$(0.67)
Net asset value, end of period (x)	$29.92		$28.33	$31.42	$27.49		$21.80	$25.42
Total return (%) (r)(s)(t)(x)	5.61	(n)	(9.83)	14.30	26.10	(c)	(14.24)	(6.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.19	2.24	2.38	(c)	2.48	2.44
Expenses after expense reductions (f)	2.05	(a)	2.17	2.23	2.37	(c)	2.45	2.42
Net investment income (loss)	2.02	(a)(l)	(0.04)	(0.49)	(0.21	)(c)	(0.04)	(0.37)
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$13,828		$14,116	$17,790	$22,567		$20,132	$30,000

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$33.29		$36.85	$32.00	$25.31		$29.31	$32.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.51		$0.32	$0.21	$0.21	(c)	$0.30	$0.18
Net realized and unrealized gain (loss)	1.54		(3.63)	4.74	6.69		(4.22)	(2.07)
Total from investment operations	$2.05		$(3.31)	$4.95	$6.90		$(3.92)	$(1.89)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.10)	$(0.21)		$(0.08)	$(0.29)
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$(0.25)	$(0.10)	$(0.21)		$(0.08)	$(0.96)
Net asset value, end of period (x)	$35.34		$33.29	$36.85	$32.00		$25.31	$29.31
Total return (%) (r)(s)(t)(x)	6.16	(n)	(8.96)	15.48	27.41	(c)	(13.38)	(5.70)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.20	1.24	1.38	(c)	1.47	1.44
Expenses after expense reductions (f)	1.05	(a)	1.17	1.23	1.36	(c)	1.45	1.42
Net investment income (loss)	2.94	(a)(l)	0.92	0.59	0.74	(c)	1.18	0.59
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$93,609		$69,443	$62,565	$33,855		$19,942	$50,613

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17		5/31/16		5/31/15
	(unaudited)
Net asset value, beginning of period	$27.97		$31.17	$27.26	$21.62		$25.21		$27.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$(0.05)	$(0.14)	$(0.05	)(c)	$(0.00	)(w)	$(0.13)
Net realized and unrealized gain (loss)	1.28		(3.04)	4.05	5.69		(3.59)		(1.76)
Total from investment operations	$1.57		$(3.09)	$3.91	$5.64		$(3.59)		$(1.89)

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$—		$—		$(0.07)
From net realized gain	—		—	—	—		—		(0.67)
Total distributions declared to shareholders	$—		$(0.11)	$—	$—		$—		$(0.74)
Net asset value, end of period (x)	$29.54		$27.97	$31.17	$27.26		$21.62		$25.21
Total return (%) (r)(s)(t)(x)	5.61	(n)	(9.89)	14.34	26.09	(c)	(14.24)		(6.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.19	2.24	2.38	(c)	2.48		2.45
Expenses after expense reductions (f)	2.05	(a)	2.17	2.24	2.37	(c)	2.46		2.42
Net investment income (loss)	1.98	(a)(l)	(0.18)	(0.45)	(0.23	)(c)	(0.02)		(0.49)
Portfolio turnover	8	(n)	27	24	43		55		38
Net assets at end of period (000 omitted)	$1,990		$1,844	$637	$457		$376		$574

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$28.87		$31.96	$27.81	$22.05		$25.61	$28.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.38		$0.14	$0.01	$0.05	(c)	$0.06	$0.00 (w)
Net realized and unrealized gain (loss)	1.31		(3.15)	4.14	5.82		(3.59)	(1.79)
Total from investment operations	$1.69		$(3.01)	$4.15	$5.87		$(3.53)	$(1.79)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$(0.11)		$(0.03)	$(0.18)
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$(0.08)	$—	$(0.11)		$(0.03)	$(0.85)
Net asset value, end of period (x)	$30.56		$28.87	$31.96	$27.81		$22.05	$25.61
Total return (%) (r)(s)(t)(x)	5.85	(n)	(9.42)	14.92	26.72	(c)	(13.80)	(6.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.69	1.74	1.88	(c)	1.98	1.95
Expenses after expense reductions (f)	1.55	(a)	1.67	1.73	1.87	(c)	1.96	1.93
Net investment income (loss)	2.52	(a)(l)	0.48	0.03	0.21	(c)	0.27	0.02
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$4,583		$4,614	$6,067	$4,643		$3,358	$1,781

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$31.47		$34.84	$30.27	$23.94		$27.70	$30.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.42		$0.21	$0.09	$0.16	(c)	$0.24	$0.10
Net realized and unrealized gain (loss)	1.47		(3.42)	4.51	6.29		(4.00)	(1.96)
Total from investment operations	$1.89		$(3.21)	$4.60	$6.45		$(3.76)	$(1.86)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.03)	$(0.12)		$—	$(0.22)
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$(0.16)	$(0.03)	$(0.12)		$—	$(0.89)
Net asset value, end of period (x)	$33.36		$31.47	$34.84	$30.27		$23.94	$27.70
Total return (%) (r)(s)(t)(x)	6.01	(n)	(9.19)	15.20	27.06	(c)	(13.57)	(5.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.44	1.49	1.63	(c)	1.72	1.70
Expenses after expense reductions (f)	1.30	(a)	1.42	1.48	1.62	(c)	1.70	1.67
Net investment income (loss)	2.59	(a)(l)	0.66	0.26	0.61	(c)	0.97	0.33
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$6,506		$2,405	$2,465	$2,072		$1,947	$4,674

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$31.47		$34.85	$30.26	$23.96		$27.77	$30.52

Income (loss) from investment operations
Net investment income (loss) (d)	$0.54		$0.30	$0.17	$0.21	(c)	$0.22	$0.18
Net realized and unrealized gain (loss)	1.39		(3.43)	4.52	6.30		(3.93)	(1.98)
Total from investment operations	$1.93		$(3.13)	$4.69	$6.51		$(3.71)	$(1.80)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.10)	$(0.21)		$(0.10)	$(0.28)
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$(0.25)	$(0.10)	$(0.21)		$(0.10)	$(0.95)
Net asset value, end of period (x)	$33.40		$31.47	$34.85	$30.26		$23.96	$27.77
Total return (%) (r)(s)(t)(x)	6.13	(n)	(8.97)	15.52	27.32	(c)	(13.35)	(5.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.19	1.24	1.38	(c)	1.48	1.44
Expenses after expense reductions (f)	1.05	(a)	1.17	1.23	1.37	(c)	1.46	1.42
Net investment income (loss)	3.28	(a)(l)	0.93	0.49	0.77	(c)	0.90	0.61
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$3,199		$6,917	$7,023	$4,817		$3,940	$4,487

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$33.30		$36.86	$32.00	$25.32		$29.34	$32.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.52		$0.37	$0.23	$0.24	(c)	$0.25	$0.22
Net realized and unrealized gain (loss)	1.55		(3.65)	4.76	6.67		(4.14)	(2.09)
Total from investment operations	$2.07		$(3.28)	$4.99	$6.91		$(3.89)	$(1.87)

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.13)	$(0.23)		$(0.13)	$(0.31)
From net realized gain	—		—	—	—		—	(0.67)
Total distributions declared to shareholders	$—		$(0.28)	$(0.13)	$(0.23)		$(0.13)	$(0.98)
Net asset value, end of period (x)	$35.37		$33.30	$36.86	$32.00		$25.32	$29.34
Total return (%) (r)(s)(t)(x)	6.22	(n)	(8.86)	15.60	27.49	(c)	(13.25)	(5.60)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.06	1.14	1.28	(c)	1.36	1.35
Expenses after expense reductions (f)	0.95	(a)	1.04	1.13	1.26	(c)	1.34	1.32
Net investment income (loss)	3.01	(a)(l)	1.07	0.64	0.86	(c)	0.99	0.70
Portfolio turnover	8	(n)	27	24	43		55	38
Net assets at end of period (000 omitted)	$3,244,360		$1,817,161	$1,327,862	$875,711		$588,772	$565,813

See Notes to Financial Statements

22

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

24

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

25

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$795,310,771	$—	$—	$795,310,771
South Korea	455,280,181	—	—	455,280,181
India	362,503,324	—	—	362,503,324
Taiwan	337,426,776	—	—	337,426,776
Brazil	267,973,851	—	—	267,973,851
Hong Kong	258,068,445	—	—	258,068,445
Russia	111,315,233	78,271,203	—	189,586,436
South Africa	131,395,862	—	—	131,395,862
Indonesia	125,007,035	—	—	125,007,035
Other Countries	455,800,235	49,182,954	—	504,983,189
Mutual Funds	66,637,694	—	—	66,637,694
Total	$3,366,719,407	$127,454,157	$—	$3,494,173,564

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

26

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$13,400,377

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$3,258,009,788
Gross appreciation	412,451,008

Gross depreciation	(176,287,232)
Net unrealized appreciation (depreciation)	$236,163,776

As of 5/31/19

Undistributed ordinary income	7,524,127
Capital loss carryforwards	(48,780,845)
Other temporary differences	(118,978)
Net unrealized appreciation (depreciation)	122,565,250

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(48,780,845)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$520,307
Class I	—	476,211
Class R1	—	7,588
Class R2	—	12,943
Class R3	—	12,533
Class R4	—	53,866
Class R6	—	12,316,929
Total	$—	$13,400,377

28

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $150,331, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.92% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $611,609, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $29,499 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

29

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$160,761
Class B	0.75%	0.25%	1.00%	1.00%	17,936
Class C	0.75%	0.25%	1.00%	1.00%	71,300
Class R1	0.75%	0.25%	1.00%	1.00%	9,692
Class R2	0.25%	0.25%	0.50%	0.50%	11,824
Class R3	—	0.25%	0.25%	0.25%	6,133
Total Distribution and Service Fees					$277,646

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $3,403, $28, and $101 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$686
Class B	1,679
Class C	1,053

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $41,388, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $146,847.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

30

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $1,046 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed 1,770 shares of Class R1 for an aggregate amount of $47,360.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $8,863,411.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2019, this reimbursement amounted to $330,005, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,553,732,886 and $238,228,986, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	530,612	$17,193,789	1,483,096	$48,759,114
Class B	17	533	12,037	360,450
Class C	35,241	1,035,828	135,082	3,970,092
Class I	806,539	27,450,694	1,668,710	56,239,873
Class R1	3,525	102,186	94,894	2,869,121
Class R2	26,115	779,917	39,335	1,186,896
Class R3	130,683	4,141,649	26,468	884,424
Class R4	5,587	184,115	48,111	1,570,272
Class R6	37,449,987	1,296,194,534	19,525,400	672,872,420
	38,988,306	$1,347,083,245	23,033,133	$788,712,662

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	16,637	$508,270
Class I	—	—	11,955	384,001
Class R1	—	—	280	7,588
Class R2	—	—	445	12,415
Class R3	—	—	412	12,533
Class R4	—	—	1,774	53,866
Class R6	—	—	379,363	12,185,130
	—	$—	410,866	$13,163,803

Shares reacquired
Class A	(365,237)	$(11,929,025)	(2,100,219)	$(66,580,385)
Class B	(15,083)	(452,727)	(52,762)	(1,570,886)
Class C	(71,376)	(2,098,221)	(202,906)	(5,937,457)
Class I	(243,476)	(8,375,996)	(1,292,303)	(44,543,086)
Class R1	(2,095)	(61,753)	(49,681)	(1,468,701)
Class R2	(36,001)	(1,070,236)	(69,814)	(2,103,798)
Class R3	(12,104)	(395,443)	(21,214)	(679,281)
Class R4	(129,645)	(4,177,479)	(31,606)	(1,037,399)
Class R6	(282,489)	(9,777,737)	(1,364,810)	(45,684,694)
	(1,157,506)	$(38,338,617)	(5,185,315)	$(169,605,687)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	165,375	$5,264,764	(600,486)	$(17,313,001)
Class B	(15,066)	(452,194)	(40,725)	(1,210,436)
Class C	(36,135)	(1,062,393)	(67,824)	(1,967,365)
Class I	563,063	19,074,698	388,362	12,080,788
Class R1	1,430	40,433	45,493	1,408,008
Class R2	(9,886)	(290,319)	(30,034)	(904,487)
Class R3	118,579	3,746,206	5,666	217,676
Class R4	(124,058)	(3,993,364)	18,279	586,739
Class R6	37,167,498	1,286,416,797	18,539,953	639,372,856
	37,830,800	$1,308,744,628	18,258,684	$632,270,778

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Aggresive Growth Allocation Fund, and the MFS Growth Allocation Fund were the owners of record of approximately 89%, 1%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $6,137 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,319,149	$436,617,880	$430,306,957	$3,026	$4,596	$66,637,694

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$709,294	$—

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

35

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate

36

Board Review of Investment Advisory Agreement – continued

and total expense ratio were each approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce such expense limitation for the Fund effective May 1, 2019, which may not be changed without the Trustees’ approval.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $4 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

37

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® International DiversificationSM Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MDI-SEM

MFS® International DiversificationSM Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	30.0%
MFS International Growth Fund	22.5%
MFS International Intrinsic Value Fund	22.5%
MFS Emerging Markets Equity Fund	14.9%
MFS International New Discovery Fund	10.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.34%	$1,000.00	$1,097.27	$1.78
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
B	Actual	1.09%	$1,000.00	$1,093.51	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
C	Actual	1.09%	$1,000.00	$1,093.00	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
I	Actual	0.09%	$1,000.00	$1,098.36	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
R1	Actual	1.09%	$1,000.00	$1,093.39	$5.70
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R2	Actual	0.59%	$1,000.00	$1,096.25	$3.09
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R3	Actual	0.34%	$1,000.00	$1,097.47	$1.78
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
R4	Actual	0.09%	$1,000.00	$1,098.67	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.55	$0.46
R6	Actual	0.00%	$1,000.00	$1,098.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.00	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Investment Companies (h) - 99.9%

Issuer	Shares/Par	Value ($)
International Stock Funds - 99.9%
MFS Emerging Markets Equity Fund - Class R6	87,934,452	$3,110,241,563
MFS International Growth Fund - Class R6	128,998,220	4,701,985,112
MFS International Intrinsic Value Fund - Class R6	101,659,377	4,692,596,830
MFS International New Discovery Fund - Class R6	58,532,302	2,085,505,934
MFS Research International Fund - Class R6	324,067,618	6,254,505,035

		$20,844,834,474
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.73% (v)	13,978,278	$13,979,675
Total Investment Companies (Identified Cost, $17,891,050,404)		$20,858,814,149

Other Assets, Less Liabilities - 0.1%		11,320,272
Net Assets - 100.0%		$20,870,134,421

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $20,858,814,149.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in affiliated issuers, at value (identified cost, $17,891,050,404)	$20,858,814,149
Receivables for
Fund shares sold	53,190,794
Receivable from investment adviser	315,685
Other assets	207,788
Total assets	$20,912,528,416

Liabilities
Payables for
Investments purchased	$29,355,743
Fund shares reacquired	9,038,958
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	3,705,863
Distribution and service fees	155,764
Payable for independent Trustees’ compensation	5,517
Accrued expenses and other liabilities	131,959
Total liabilities	$42,393,995
Net assets	$20,870,134,421

Net assets consist of
Paid-in capital	$17,783,224,783
Total distributable earnings (loss)	3,086,909,638
Net assets	$20,870,134,421
Shares of beneficial interest outstanding	1,007,811,627

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,873,226,850	139,938,494	$20.53
Class B	26,176,019	1,293,950	20.23
Class C	482,179,470	24,129,690	19.98
Class I	9,786,741,753	471,103,660	20.77
Class R1	10,267,304	522,059	19.67
Class R2	62,582,642	3,104,404	20.16
Class R3	638,351,582	31,324,761	20.38
Class R4	897,139,305	43,326,380	20.71
Class R6	6,093,469,496	293,068,229	20.79

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.78 [100 / 94.25 x $20.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$122,066
Expenses
Distribution and service fees	$6,783,468
Shareholder servicing costs	6,264,211
Administrative services fee	8,749
Independent Trustees’ compensation	63,309
Custodian fee	51,170
Shareholder communications	510,997
Audit and tax fees	20,774
Legal fees	70,568
Miscellaneous	518,817
Total expenses	$14,292,063
Reduction of expenses by investment adviser and distributor	(1,416,139)
Net expenses	$12,875,924
Net investment income (loss)	$(12,753,858)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Affiliated issuers	$(5,653,450)
Change in unrealized appreciation or depreciation
Affiliated issuers	$1,771,119,109
Net realized and unrealized gain (loss)	$1,765,465,659
Change in net assets from operations	$1,752,711,801

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$(12,753,858)	$295,982,331
Net realized gain (loss)	(5,653,450)	249,029,308
Net unrealized gain (loss)	1,771,119,109	(721,445,505)
Change in net assets from operations	$1,752,711,801	$(176,433,866)
Total distributions to shareholders	$—	$(385,690,225)
Change in net assets from fund share transactions	$2,410,413,430	$5,132,815,691
Total change in net assets	$4,163,125,231	$4,570,691,600

Net assets
At beginning of period	16,707,009,190	12,136,317,590
At end of period	$20,870,134,421	$16,707,009,190

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.71		$19.68	$18.07	$15.59		$16.91	$16.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.37	$0.21	$0.24	(c)	$0.17	$0.26
Net realized and unrealized gain (loss)	1.85		(0.85)	1.68	2.54		(1.24)	(0.12)
Total from investment operations	$1.82		$(0.48)	$1.89	$2.78		$(1.07)	$0.14

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.28)	$(0.30)		$(0.25)	$(0.19)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.28)	$(0.30)		$(0.25)	$(0.19)
Net asset value, end of period (x)	$20.53		$18.71	$19.68	$18.07		$15.59	$16.91
Total return (%) (r)(s)(t)(x)	9.73	(n)	(2.15)	10.46	18.18	(c)	(6.36)	0.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	0.38	0.37	(c)	0.38	0.38
Expenses after expense reductions (f)(h)	0.34	(a)	0.34	0.35	0.35	(c)	0.35	0.35
Net investment income (loss) (l)	(0.34	)(a)	1.96	1.09	1.51	(c)	1.11	1.57
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$2,873,227		$2,458,587	$2,263,605	$1,804,722		$2,388,830	$2,434,548
See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.50		$19.43	$17.84	$15.38		$16.75	$16.76

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.11)		$0.22	$0.07	$0.09	(c)	$0.06	$0.14
Net realized and unrealized gain (loss)	1.84		(0.82)	1.66	2.54		(1.25)	(0.11)
Total from investment operations	$1.73		$(0.60)	$1.73	$2.63		$(1.19)	$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.14)	$(0.17)		$(0.18)	$(0.04)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.14)	$(0.17)		$(0.18)	$(0.04)
Net asset value, end of period (x)	$20.23		$18.50	$19.43	$17.84		$15.38	$16.75
Total return (%) (r)(s)(t)(x)	9.35	(n)	(2.93)	9.71	17.27	(c)	(7.09)	0.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	1.12	1.12	(c)	1.13	1.13
Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.10	1.10	(c)	1.10	1.10
Net investment income (loss) (l)	(1.09	)(a)	1.20	0.36	0.56	(c)	0.37	0.83
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$26,176		$27,434	$34,421	$34,040		$35,760	$47,145

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.28		$19.20	$17.65	$15.23		$16.60	$16.64

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.22	$0.07	$0.09	(c)	$0.06	$0.13
Net realized and unrealized gain (loss)	1.80		(0.81)	1.64	2.51		(1.23)	(0.10)
Total from investment operations	$1.70		$(0.59)	$1.71	$2.60		$(1.17)	$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.16)	$(0.18)		$(0.20)	$(0.07)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.16)	$(0.18)		$(0.20)	$(0.07)
Net asset value, end of period (x)	$19.98		$18.28	$19.20	$17.65		$15.23	$16.60
Total return (%) (r)(s)(t)(x)	9.30	(n)	(2.87)	9.67	17.28	(c)	(7.07)	0.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	1.12	1.12	(c)	1.13	1.13
Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.10	1.10	(c)	1.10	1.10
Net investment income (loss) (l)	(1.09	)(a)	1.21	0.37	0.57	(c)	0.36	0.82
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$482,179		$472,251	$517,523	$470,214		$460,869	$502,461

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.91		$19.89	$18.25	$15.75		$17.05	$17.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.42	$0.30	$0.23	(c)	$0.22	$0.31
Net realized and unrealized gain (loss)	1.87		(0.86)	1.66	2.61		(1.26)	(0.13)
Total from investment operations	$1.86		$(0.44)	$1.96	$2.84		$(1.04)	$0.18

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.32)	$(0.34)		$(0.26)	$(0.23)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.32)	$(0.34)		$(0.26)	$(0.23)
Net asset value, end of period (x)	$20.77		$18.91	$19.89	$18.25		$15.75	$17.05
Total return (%) (r)(s)(t)(x)	9.84	(n)	(1.91)	10.78	18.42	(c)	(6.09)	1.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.11	0.13	0.12	(c)	0.13	0.14
Expenses after expense reductions (f)(h)	0.09	(a)	0.09	0.10	0.10	(c)	0.10	0.10
Net investment income (loss) (l)	(0.09	)(a)	2.21	1.56	1.39	(c)	1.38	1.85
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$9,786,742		$7,848,998	$5,199,628	$4,166,366		$1,036,517	$857,731

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$17.99		$18.93	$17.39	$15.01		$16.36	$16.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.22	$0.06	$0.09	(c)	$0.05	$0.17
Net realized and unrealized gain (loss)	1.78		(0.81)	1.63	2.47		(1.21)	(0.15)
Total from investment operations	$1.68		$(0.59)	$1.69	$2.56		$(1.16)	$0.02

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.15)	$(0.18)		$(0.19)	$(0.09)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.15)	$(0.18)		$(0.19)	$(0.09)
Net asset value, end of period (x)	$19.67		$17.99	$18.93	$17.39		$15.01	$16.36
Total return (%) (r)(s)(t)(x)	9.34	(n)	(2.91)	9.70	17.29	(c)	(7.08)	0.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	1.12	1.12	(c)	1.13	1.14
Expenses after expense reductions (f)(h)	1.09	(a)	1.09	1.10	1.10	(c)	1.10	1.10
Net investment income (loss) (l)	(1.09	)(a)	1.23	0.33	0.58	(c)	0.36	1.06
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$10,267		$8,625	$8,912	$8,716		$7,736	$10,347

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.39		$19.34	$17.76	$15.34		$16.66	$16.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.33	$0.16	$0.17	(c)	$0.13	$0.22
Net realized and unrealized gain (loss)	1.83		(0.84)	1.65	2.52		(1.22)	(0.12)
Total from investment operations	$1.77		$(0.51)	$1.81	$2.69		$(1.09)	$0.10

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.23)	$(0.27)		$(0.23)	$(0.15)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.23)	$(0.27)		$(0.23)	$(0.15)
Net asset value, end of period (x)	$20.16		$18.39	$19.34	$17.76		$15.34	$16.66
Total return (%) (r)(s)(t)(x)	9.62	(n)	(2.41)	10.20	17.82	(c)	(6.55)	0.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.61	0.62	0.62	(c)	0.63	0.63
Expenses after expense reductions (f)(h)	0.59	(a)	0.59	0.60	0.60	(c)	0.60	0.60
Net investment income (loss) (l)	(0.59	)(a)	1.75	0.84	1.07	(c)	0.86	1.36
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$62,583		$61,929	$73,998	$72,991		$59,795	$62,242

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.57		$19.54	$17.95	$15.49		$16.80	$16.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.35	$0.21	$0.21	(c)	$0.17	$0.26
Net realized and unrealized gain (loss)	1.84		(0.82)	1.66	2.55		(1.24)	(0.12)
Total from investment operations	$1.81		$(0.47)	$1.87	$2.76		$(1.07)	$0.14

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.28)	$(0.30)		$(0.24)	$(0.20)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.28)	$(0.30)		$(0.24)	$(0.20)
Net asset value, end of period (x)	$20.38		$18.57	$19.54	$17.95		$15.49	$16.80
Total return (%) (r)(s)(t)(x)	9.75	(n)	(2.15)	10.44	18.19	(c)	(6.34)	0.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	0.38	0.37	(c)	0.38	0.39
Expenses after expense reductions (f)(h)	0.34	(a)	0.34	0.35	0.35	(c)	0.35	0.35
Net investment income (loss) (l)	(0.34	)(a)	1.86	1.09	1.32	(c)	1.11	1.59
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$638,352		$523,367	$391,082	$289,853		$230,042	$246,552

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$18.85		$19.82	$18.19	$15.70		$17.00	$17.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.42	$0.26	$0.26	(c)	$0.20	$0.31
Net realized and unrealized gain (loss)	1.87		(0.85)	1.69	2.57		(1.24)	(0.12)
Total from investment operations	$1.86		$(0.43)	$1.95	$2.83		$(1.04)	$0.19

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.32)	$(0.34)		$(0.26)	$(0.23)
From net realized gain	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.32)	$(0.34)		$(0.26)	$(0.23)
Net asset value, end of period (x)	$20.71		$18.85	$19.82	$18.19		$15.70	$17.00
Total return (%) (r)(s)(t)(x)	9.87	(n)	(1.89)	10.75	18.42	(c)	(6.11)	1.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.11	0.13	0.12	(c)	0.13	0.14
Expenses after expense reductions (f)(h)	0.09	(a)	0.09	0.10	0.10	(c)	0.10	0.10
Net investment income (loss) (l)	(0.09	)(a)	2.22	1.32	1.57	(c)	1.30	1.86
Portfolio turnover	4	(n)	1	1	3		3	4
Net assets at end of period (000 omitted)	$897,139		$779,264	$948,409	$829,724		$506,597	$467,961

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$18.92		$19.90	$19.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.43	$0.02
Net realized and unrealized gain (loss)	1.87		(0.85)	1.12
Total from investment operations	$1.87		$(0.42)	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.33)
From net realized gain	—		(0.12)	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.33)
Net asset value, end of period (x)	$20.79		$18.92	$19.90
Total return (%) (r)(s)(t)(x)	9.88	(n)	(1.82)	5.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.02	0.03	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (loss) (l)	0.00	(a)(w)	2.25	0.13	(a)
Portfolio turnover	4	(n)	1	1	(n)
Net assets at end of period (000 omitted)	$6,093,469		$4,526,554	$2,698,739

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the international stock funds held by the fund at November 30, 2019 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

20

Notes to Financial Statements (unaudited) – continued

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

21

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,055,975,756	$7,802,838,393	$—	$20,858,814,149

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives

22

Notes to Financial Statements (unaudited) – continued

as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

23

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$298,850,815
Long-term capital gains	86,839,410

Total distributions	$385,690,225

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$17,971,879,280
Gross appreciation	2,886,934,869

Gross depreciation	—
Net unrealized appreciation (depreciation)	$2,886,934,869

As of 5/31/19

Undistributed ordinary income	1,456
Undistributed long-term capital gain	227,388,789
Late year ordinary loss deferral	(9,008,168)
Net unrealized appreciation (depreciation)	1,115,815,760

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$59,207,345
Class B	—	519,613
Class C	—	8,605,640
Class I	—	178,684,250
Class R1	—	161,514
Class R2	—	1,537,266
Class R3	—	11,107,617
Class R4	—	23,836,493
Class R6	—	102,030,487
Total	$—	$385,690,225

24

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that fund operating expenses do not exceed 0.10% annually of the class’s average daily net assets for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of the class’s average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $1,411,539, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $458,200 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,316,473
Class B	0.75%	0.25%	1.00%	1.00%	134,941
Class C	0.75%	0.25%	1.00%	1.00%	2,396,944
Class R1	0.75%	0.25%	1.00%	1.00%	46,707
Class R2	0.25%	0.25%	0.50%	0.50%	158,930
Class R3	—	0.25%	0.25%	0.25%	729,473
Total Distribution and Service Fees					$6,783,468

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

25

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $4,381, $25, $152, and $42 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$31,517
Class B	13,057
Class C	20,429

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $112,929, which equated to 0.0012% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,151,282.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0001% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an

26

Notes to Financial Statements (unaudited) – continued

Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $8,340 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed 2,661 shares of Class R6 for an aggregate amount of $47,602.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $3,082,346,576 and $684,492,927, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	18,279,293	$359,786,733	37,275,199	$698,858,943
Class B	3,495	67,592	147,932	2,762,980
Class C	2,171,293	41,583,726	6,603,147	120,816,691
Class I	105,851,597	2,099,503,672	244,579,663	4,604,731,408
Class R1	77,702	1,459,492	101,380	1,823,421
Class R2	637,465	12,247,847	1,210,082	22,289,152
Class R3	7,301,148	142,020,403	12,690,756	233,325,380
Class R4	6,595,755	130,245,409	13,900,416	260,587,719
Class R6	72,981,745	1,456,200,184	126,258,985	2,388,942,482
	213,899,493	$4,243,115,058	442,767,560	$8,334,138,176

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,316,888	$55,723,723
Class B	—	—	30,091	501,316
Class C	—	—	472,709	7,780,783
Class I	—	—	9,169,367	155,512,461
Class R1	—	—	9,970	161,514
Class R2	—	—	62,334	1,030,381
Class R3	—	—	666,324	11,107,617
Class R4	—	—	1,324,233	22,379,530
Class R6	—	—	5,894,049	99,963,068
	—	$—	20,945,965	$354,160,393

Shares reacquired
Class A	(9,742,517)	$(191,056,031)	(24,193,272)	$(452,003,567)
Class B	(192,145)	(3,726,803)	(467,270)	(8,681,058)
Class C	(3,878,210)	(74,296,414)	(8,189,236)	(149,261,516)
Class I	(49,875,633)	(990,545,963)	(100,049,126)	(1,867,595,903)
Class R1	(35,102)	(657,205)	(102,751)	(1,870,354)
Class R2	(899,916)	(17,349,698)	(1,730,887)	(31,842,175)
Class R3	(4,159,081)	(81,644,238)	(5,184,900)	(96,855,612)
Class R4	(4,618,317)	(91,470,941)	(21,718,945)	(409,452,535)
Class R6	(19,219,878)	(381,954,335)	(28,476,598)	(537,920,158)
	(92,620,799)	$(1,832,701,628)	(190,112,985)	$(3,555,482,878)

Net change
Class A	8,536,776	$168,730,702	16,398,815	$302,579,099
Class B	(188,650)	(3,659,211)	(289,247)	(5,416,762)
Class C	(1,706,917)	(32,712,688)	(1,113,380)	(20,664,042)
Class I	55,975,964	1,108,957,709	153,699,904	2,892,647,966
Class R1	42,600	802,287	8,599	114,581
Class R2	(262,451)	(5,101,851)	(458,471)	(8,522,642)
Class R3	3,142,067	60,376,165	8,172,180	147,577,385
Class R4	1,977,438	38,774,468	(6,494,296)	(126,485,286)
Class R6	53,761,867	1,074,245,849	103,676,436	1,950,985,392
	121,278,694	$2,410,413,430	273,600,540	$5,132,815,691

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

28

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $44,441 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$1,697,864,882	$1,282,696,607	$3,205,081	$(339,176)	$133,224,331	$3,110,241,563
MFS Institutional Money Market Portfolio	12,614,829	230,129,893	228,765,801	1,442	(688)	13,979,675
MFS International Growth Fund	4,159,528,038	458,861,704	377,789,377	(2,358,264)	463,743,011	4,701,985,112
MFS International Intrinsic Value Fund	4,161,412,989	439,044,592	296,226,892	(2,207,825)	390,573,966	4,692,596,830
MFS International New Discovery Fund	1,670,998,554	257,633,053	1,678,508	(123,854)	158,676,689	2,085,505,934
MFS Research International Fund	4,991,711,456	644,110,620	5,593,068	(625,773)	624,901,800	6,254,505,035
	$16,694,130,748	$3,312,476,469	$913,258,727	$(5,653,450)	$1,771,119,109	$20,858,814,149

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund					$—	$—
MFS Institutional Money Market Portfolio					122,066	—
MFS International Growth Fund					—	—
MFS International Intrinsic Value Fund					—	—
MFS International New Discovery Fund					—	—
MFS Research International Fund					—	—
					$122,066	$—

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS

30

Board Review of Investment Advisory Agreement – continued

Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according

31

Board Review of Investment Advisory Agreement – continued

to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

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CONTACT

WEB SITE

mfs.com

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1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

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Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

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Semiannual Report

November 30, 2019

     MFS® International Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FGF-SEM

MFS® International Growth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.0%
Roche Holding AG	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.0%
SAP SE	3.6%
AIA Group Ltd.	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
L’Oréal	2.6%
Linde PLC	2.4%
Danone S.A.	2.4%
Canadian National Railway Co.	2.3%

GICS equity sectors (g)
Consumer Staples	19.8%
Information Technology	14.8%
Industrials	14.7%
Health Care	13.6%
Consumer Discretionary	11.4%
Materials	10.1%
Financials	9.9%
Communication Services	2.8%
Energy	0.9%
Utilities	0.4%

Issuer country weightings (x)
France	18.7%
Switzerland	12.6%
United Kingdom	10.1%
Germany	9.9%
Japan	8.5%
United States	7.1%
Canada	5.9%
Taiwan	4.0%
India	4.0%
Other Countries	19.2%

Currency exposure weightings (y)
Euro	34.5%
Swiss Franc	12.6%
British Pound Sterling	10.7%
Japanese Yen	8.5%
United States Dollar	8.1%
Hong Kong Dollar	4.3%
Taiwan Dollar	4.0%
Indian Rupee	4.0%
Canadian Dollar	3.6%
Other Currencies	9.7%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	1.06%	$1,000.00	$1,108.97	$5.59
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
B	Actual	1.81%	$1,000.00	$1,104.66	$9.52
	Hypothetical (h)	1.81%	$1,000.00	$1,015.95	$9.12
C	Actual	1.81%	$1,000.00	$1,104.84	$9.52
	Hypothetical (h)	1.81%	$1,000.00	$1,015.95	$9.12
I	Actual	0.81%	$1,000.00	$1,110.35	$4.27
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
R1	Actual	1.81%	$1,000.00	$1,104.74	$9.52
	Hypothetical (h)	1.81%	$1,000.00	$1,015.95	$9.12
R2	Actual	1.31%	$1,000.00	$1,107.29	$6.90
	Hypothetical (h)	1.31%	$1,000.00	$1,018.45	$6.61
R3	Actual	1.06%	$1,000.00	$1,108.89	$5.59
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
R4	Actual	0.81%	$1,000.00	$1,110.27	$4.27
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
R6	Actual	0.73%	$1,000.00	$1,110.94	$3.85
	Hypothetical (h)	0.73%	$1,000.00	$1,021.35	$3.69

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%

Issuer	Shares/Par	Value ($)
Aerospace - 1.1%
Rolls-Royce Holdings PLC	12,910,669	$118,823,052

Airlines - 0.3%
Japan Airport Terminal Co. Ltd.	677,200	$35,204,130

Alcoholic Beverages - 5.4%
Ambev S.A., ADR	11,043,839	$46,494,562
China Resources Beer Holdings Co. Ltd.	10,528,000	55,141,191
Diageo PLC	5,410,610	221,480,739
Pernod Ricard S.A.	1,328,954	244,066,939

		$567,183,431
Apparel Manufacturers - 5.4%
Burberry Group PLC	2,825,254	$76,881,040
Kering S.A.	226,310	136,306,393
LVMH Moet Hennessy Louis Vuitton SE	801,499	359,650,610

		$572,838,043
Business Services - 6.3%
Accenture PLC, “A”	890,948	$179,223,100
Brenntag AG	1,468,646	78,327,744
Compass Group PLC	4,085,569	100,106,707
Experian PLC	5,278,822	174,985,331
Infosys Technologies Ltd., ADR	7,544,964	74,166,996
Intertek Group PLC	815,065	58,147,697

		$664,957,575
Computer Software - 4.3%
OBIC Co. Ltd.	507,700	$67,396,474
SAP SE	2,843,072	386,765,640

		$454,162,114
Computer Software - Systems - 3.3%
Amadeus IT Group S.A.	1,307,851	$104,174,152
Hitachi Ltd.	4,623,200	181,624,960
NICE Systems Ltd., ADR (a)	455,797	69,048,687

		$354,847,799
Construction - 0.8%
Toto Ltd.	1,897,900	$83,056,425

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 5.3%
Kao Corp.	1,026,100	$80,734,303
L’Oréal	976,872	278,418,120
Reckitt Benckiser Group PLC	2,557,601	200,655,569

		$559,807,992
Consumer Services - 0.5%
51job, Inc., ADR (a)	637,954	$50,155,943

Containers - 0.5%
Brambles Ltd.	6,266,574	$53,195,824

Electrical Equipment - 4.2%
Legrand S.A.	736,564	$58,166,361
Mettler-Toledo International, Inc. (a)	91,588	65,889,323
Prysmian S.p.A.	3,975,507	90,618,406
Schneider Electric SE	2,434,466	234,947,715

		$449,621,805
Electronics - 4.7%
Mellanox Technologies Ltd. (a)	659,490	$75,775,401
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,046,767	427,202,860

		$502,978,261
Energy - Independent - 0.9%
Oil Search Ltd.	18,676,204	$93,986,437

Food & Beverages - 7.3%
Danone S.A.	3,039,277	$250,190,349
Nestle S.A.	5,064,429	526,295,462

		$776,485,811
Gaming & Lodging - 0.6%
Flutter Entertainment PLC (l)	547,344	$62,295,841

General Merchandise - 0.3%
Walmart de Mexico S.A.B. de C.V.	10,274,935	$28,626,580

Insurance - 3.4%
AIA Group Ltd.	36,458,200	$365,138,557

Internet - 3.3%
Alibaba Group Holding Ltd., ADR (a)	400,689	$80,137,800
Baidu, Inc., ADR (a)	1,119,770	132,726,338
NAVER Corp.	846,439	123,259,119

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Yandex N.V., “A” (a)	362,220	$15,202,373

		$351,325,630
Leisure & Toys - 0.8%
BANDAI NAMCO Holdings, Inc.	1,307,900	$79,306,859

Machinery & Tools - 2.2%
GEA Group AG	2,595,550	$83,412,134
Ritchie Bros. Auctioneers, Inc.	3,584,813	154,910,989

		$238,323,123
Medical & Health Technology & Services - 1.5%
Alcon, Inc. (a)	503,964	$27,823,852
Fresenius Medical Care AG & Co. KGaA	1,739,316	127,542,584

		$155,366,436
Medical Equipment - 4.5%
EssilorLuxottica	1,560,433	$242,397,226
QIAGEN N.V. (a)	2,163,061	92,605,114
Terumo Corp.	4,056,400	142,347,379

		$477,349,719
Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	6,996,000	$38,965,719

Other Banks & Diversified Financials - 6.5%
AEON Financial Service Co. Ltd.	4,070,400	$61,545,951
Credicorp Ltd.	293,933	62,075,710
DBS Group Holdings Ltd.	7,633,800	140,932,551
Element Fleet Management Corp.	9,206,204	79,427,161
Grupo Financiero Banorte S.A. de C.V.	16,174,874	85,148,765
HDFC Bank Ltd.	12,947,970	230,116,945
Komercni Banka A.S.	717,319	24,564,448

		$683,811,531
Pharmaceuticals - 9.3%
Bayer AG	2,383,638	$180,409,932
Novartis AG	2,519,815	231,974,169
Novo Nordisk A.S., “B”	1,702,103	95,669,728
Roche Holding AG	1,544,764	476,096,265

		$984,150,094

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Precious Metals & Minerals - 1.4%
Agnico-Eagle Mines Ltd.	1,401,367	$83,261,224
Franco-Nevada Corp.	657,822	64,712,490

		$147,973,714
Railroad & Shipping - 2.7%
Adani Ports and Special Economic Zone Ltd.	7,225,016	$38,478,025
Canadian National Railway Co.	2,713,507	247,173,353

		$285,651,378
Restaurants - 0.4%
Yum China Holdings, Inc.	984,038	$43,809,372

Specialty Chemicals - 8.7%
Akzo Nobel N.V.	1,769,782	$169,473,929
Croda International PLC	1,432,619	92,273,303
Kansai Paint Co. Ltd.	1,788,000	45,053,255
L’Air Liquide S.A.	1,314,139	178,150,206
Linde PLC	1,260,032	259,450,363
Sika AG	451,133	78,519,698
Symrise AG	1,032,355	100,131,911

		$923,052,665
Specialty Stores - 0.2%
Just Eat PLC (a)	2,460,112	$24,327,932

Telecommunications - Wireless - 0.3%
SoftBank Corp.	695,300	$27,016,682

Tobacco - 1.6%
ITC Ltd.	22,362,442	$76,809,280
Japan Tobacco, Inc.	4,165,200	94,925,690

		$171,734,970
Total Common Stocks (Identified Cost, $8,063,956,756)		$10,425,531,444

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls-Royce Holdings PLC (a) (Identified Cost, $741,506)	575,613,686	$744,470

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $135,527,405)	135,524,353	$135,537,905

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.0%

Issuer	Shares/Par	Value ($)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j) (Identified Cost, $3,040,987)	3,040,987	$3,040,987

Other Assets, Less Liabilities - 0.3%		36,505,795
Net Assets - 100.0%		$10,601,360,601

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $135,537,905 and $10,429,316,901, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $2,883,043 of securities on loan (identified cost, $8,067,739,249)	$10,429,316,901
Investments in affiliated issuers, at value (identified cost, $135,527,405)	135,537,905
Foreign currency, at value (identified cost, $3,296,089)	3,294,851
Receivables for
Fund shares sold	25,339,481
Dividends	20,179,893
Total assets	$10,613,669,031

Liabilities
Payables for
Fund shares reacquired	$3,598,192
Collateral for securities loaned, at value	3,040,987
Payable to affiliates
Investment adviser	800,776
Administrative services fee	5,874
Shareholder servicing costs	909,160
Distribution and service fees	25,602
Payable for independent Trustees’ compensation	5,847
Deferred country tax expense payable	3,136,021
Accrued expenses and other liabilities	785,971
Total liabilities	$12,308,430
Net assets	$10,601,360,601

Net assets consist of
Paid-in capital	$8,184,347,226
Total distributable earnings (loss)	2,417,013,375
Net assets	$10,601,360,601
Shares of beneficial interest outstanding	284,408,420

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$556,694,607	15,325,080	$36.33
Class B	4,034,919	119,102	33.88
Class C	45,187,404	1,374,502	32.88
Class I	2,395,015,357	58,916,595	40.65
Class R1	5,041,336	156,698	32.17
Class R2	30,526,499	921,399	33.13
Class R3	113,786,892	3,156,511	36.05
Class R4	248,649,490	6,821,539	36.45
Class R6	7,202,424,097	197,616,994	36.45

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $38.55 [100 / 94.25 x $36.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$66,876,823
Dividends from affiliated issuers	1,213,031
Income on securities loaned	3,766
Foreign taxes withheld	(5,568,325)
Total investment income	$62,525,295
Expenses
Management fee	$33,607,900
Distribution and service fees	985,581
Shareholder servicing costs	1,354,711
Administrative services fee	281,700
Independent Trustees’ compensation	52,281
Custodian fee	646,645
Shareholder communications	86,719
Audit and tax fees	38,258
Legal fees	36,557
Miscellaneous	247,055
Total expenses	$37,337,407
Reduction of expenses by investment adviser and distributor	(463,652)
Net expenses	$36,873,755
Net investment income (loss)	$25,651,540

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $11,544 country tax)	$(80,263,149)
Affiliated issuers	2,854
Foreign currency	218,846
Net realized gain (loss)	$(80,041,449)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $122,161 decrease in deferred country tax)	$1,056,629,439
Affiliated issuers	(4,020)
Translation of assets and liabilities in foreign currencies	(173,810)
Net unrealized gain (loss)	$1,056,451,609
Net realized and unrealized gain (loss)	$976,410,160
Change in net assets from operations	$1,002,061,700

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$25,651,540	$118,902,626
Net realized gain (loss)	(80,041,449)	199,499,335
Net unrealized gain (loss)	1,056,451,609	(289,254,634)
Change in net assets from operations	$1,002,061,700	$29,147,327
Total distributions to shareholders	$—	$(256,363,860)
Change in net assets from fund share transactions	$866,948,725	$2,605,537,537
Total change in net assets	$1,869,010,425	$2,378,321,004

Net assets
At beginning of period	8,732,350,176	6,354,029,172
At end of period	$10,601,360,601	$8,732,350,176

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$32.76		$34.20	$31.09	$26.46		$28.28	$28.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.42	$0.37	$0.14	(c)	$0.27	$0.34
Net realized and unrealized gain (loss)	3.53		(0.73)	3.50	4.75		(1.81)	(0.33)
Total from investment operations	$3.57		$(0.31)	$3.87	$4.89		$(1.54)	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.23)	$(0.26)		$(0.26)	$(0.34)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(1.13)	$(0.76)	$(0.26)		$(0.28)	$(0.59)
Net asset value, end of period (x)	$36.33		$32.76	$34.20	$31.09		$26.46	$28.28
Total return (%) (r)(s)(t)(x)	10.90	(n)	(0.64)	12.53	18.69	(c)	(5.44)	0.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.15	1.18	(c)	1.21	1.20
Expenses after expense reductions (f)	1.06	(a)	1.09	1.14	1.17	(c)	1.20	1.19
Net investment income (loss)	0.25	(a)(l)	1.28	1.12	0.51	(c)	1.04	1.23
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$556,695		$402,964	$360,401	$319,266		$585,089	$576,218

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18		5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$30.67		$32.01	$29.15		$24.82		$26.64	$27.18

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.11	$0.07		$(0.01	)(c)	$0.05	$0.11
Net realized and unrealized gain (loss)	3.28		(0.61)	3.32		4.41		(1.68)	(0.28)
Total from investment operations	$3.21		$(0.50)	$3.39		$4.40		$(1.63)	$(0.17)

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.07)		$(0.17)	$(0.12)
From net realized gain	—		(0.84)	(0.53)		—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(0.84)	$(0.53)		$(0.07)		$(0.19)	$(0.37)
Net asset value, end of period (x)	$33.88		$30.67	$32.01		$29.15		$24.82	$26.64
Total return (%) (r)(s)(t)(x)	10.47	(n)	(1.36)	11.68		17.79	(c)	(6.12)	(0.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.90		1.93	(c)	1.96	1.94
Expenses after expense reductions (f)	1.81	(a)	1.84	1.89		1.92	(c)	1.95	1.94
Net investment income (loss)	(0.44	)(a)(l)	0.35	0.23		(0.02	)(c)	0.21	0.41
Portfolio turnover	7	(n)	17	12		21		20	38
Net assets at end of period (000 omitted)	$4,035		$4,599	$6,537		$7,799		$8,792	$10,539
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$29.76		$31.15	$28.43	$24.22		$26.03	$26.59

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.14	$0.09	$0.00	(c)(w)	$0.06	$0.11
Net realized and unrealized gain (loss)	3.20		(0.64)	3.21	4.30		(1.67)	(0.27)
Total from investment operations	$3.12		$(0.50)	$3.30	$4.30		$(1.61)	$(0.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.05)	$(0.09)		$(0.18)	$(0.15)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(0.89)	$(0.58)	$(0.09)		$(0.20)	$(0.40)
Net asset value, end of period (x)	$32.88		$29.76	$31.15	$28.43		$24.22	$26.03
Total return (%) (r)(s)(t)(x)	10.48	(n)	(1.37)	11.67	17.81	(c)	(6.17)	(0.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.90	1.93	(c)	1.96	1.94
Expenses after expense reductions (f)	1.81	(a)	1.84	1.89	1.92	(c)	1.95	1.94
Net investment income (loss)	(0.48	)(a)(l)	0.48	0.30	0.01	(c)	0.25	0.43
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$45,187		$42,015	$42,981	$38,985		$40,163	$42,137

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$36.61		$38.08	$34.52	$29.36		$31.29	$31.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.60	$0.50	$0.34	(c)	$0.37	$0.43
Net realized and unrealized gain (loss)	3.94		(0.86)	3.90	5.16		(2.00)	(0.33)
Total from investment operations	$4.04		$(0.26)	$4.40	$5.50		$(1.63)	$0.10

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.31)	$(0.34)		$(0.28)	$(0.40)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(1.21)	$(0.84)	$(0.34)		$(0.30)	$(0.65)
Net asset value, end of period (x)	$40.65		$36.61	$38.08	$34.52		$29.36	$31.29
Total return (%) (r)(s)(t)(x)	11.04	(n)	(0.41)	12.84	18.97	(c)	(5.19)	0.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.90	0.93	(c)	0.96	0.94
Expenses after expense reductions (f)	0.81	(a)	0.84	0.89	0.92	(c)	0.95	0.94
Net investment income (loss)	0.50	(a)(l)	1.63	1.35	1.12	(c)	1.27	1.40
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$2,395,015		$1,974,109	$1,371,442	$1,497,306		$1,174,202	$1,233,915

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$29.12		$30.57	$27.93	$23.87		$25.65	$26.25

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.18	$0.14	$0.02	(c)	$0.10	$0.10
Net realized and unrealized gain (loss)	3.13		(0.68)	3.11	4.19		(1.67)	(0.27)
Total from investment operations	$3.05		$(0.50)	$3.25	$4.21		$(1.57)	$(0.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.08)	$(0.15)		$(0.19)	$(0.18)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(0.95)	$(0.61)	$(0.15)		$(0.21)	$(0.43)
Net asset value, end of period (x)	$32.17		$29.12	$30.57	$27.93		$23.87	$25.65
Total return (%) (r)(s)(t)(x)	10.47	(n)	(1.39)	11.69	17.77	(c)	(6.12)	(0.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.85	1.90	1.93	(c)	1.96	1.95
Expenses after expense reductions (f)	1.81	(a)	1.84	1.89	1.92	(c)	1.95	1.94
Net investment income (loss)	(0.49	)(a)(l)	0.61	0.47	0.08	(c)	0.41	0.40
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$5,041		$4,266	$3,663	$2,496		$1,587	$1,321

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$29.92		$31.31	$28.54	$24.32		$26.05	$26.62

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.28	$0.25	$0.14	(c)	$0.17	$0.24
Net realized and unrealized gain (loss)	3.22		(0.64)	3.23	4.29		(1.66)	(0.29)
Total from investment operations	$3.21		$(0.36)	$3.48	$4.43		$(1.49)	$(0.05)

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.21)		$(0.22)	$(0.27)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(1.03)	$(0.71)	$(0.21)		$(0.24)	$(0.52)
Net asset value, end of period (x)	$33.13		$29.92	$31.31	$28.54		$24.32	$26.05
Total return (%) (r)(s)(t)(x)	10.73	(n)	(0.89)	12.27	18.39	(c)	(5.69)	0.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.35	1.40	1.43	(c)	1.46	1.44
Expenses after expense reductions (f)	1.31	(a)	1.34	1.39	1.42	(c)	1.45	1.44
Net investment income (loss)	(0.03	)(a)(l)	0.92	0.83	0.56	(c)	0.70	0.93
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$30,526		$18,890	$23,650	$22,245		$21,051	$26,387

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$32.51		$33.96	$30.89	$26.29		$28.07	$28.63

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.48	$0.36	$0.20	(c)	$0.18	$0.32
Net realized and unrealized gain (loss)	3.51		(0.79)	3.48	4.66		(1.71)	(0.30)
Total from investment operations	$3.54		$(0.31)	$3.84	$4.86		$(1.53)	$0.02

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.24)	$(0.26)		$(0.23)	$(0.33)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(1.14)	$(0.77)	$(0.26)		$(0.25)	$(0.58)
Net asset value, end of period (x)	$36.05		$32.51	$33.96	$30.89		$26.29	$28.07
Total return (%) (r)(s)(t)(x)	10.89	(n)	(0.63)	12.52	18.67	(c)	(5.43)	0.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	1.15	1.18	(c)	1.21	1.19
Expenses after expense reductions (f)	1.06	(a)	1.09	1.14	1.17	(c)	1.20	1.19
Net investment income (loss)	0.20	(a)(l)	1.47	1.09	0.72	(c)	0.69	1.17
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$113,787		$59,575	$30,465	$26,234		$27,198	$68,514

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$32.83		$34.28	$31.17	$26.52		$28.30	$28.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.53	$0.45	$0.26	(c)	$0.32	$0.42
Net realized and unrealized gain (loss)	3.53		(0.76)	3.52	4.71		(1.80)	(0.34)
Total from investment operations	$3.62		$(0.23)	$3.97	$4.97		$(1.48)	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.33)	$(0.32)		$(0.28)	$(0.40)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(1.22)	$(0.86)	$(0.32)		$(0.30)	$(0.65)
Net asset value, end of period (x)	$36.45		$32.83	$34.28	$31.17		$26.52	$28.30
Total return (%) (r)(s)(t)(x)	11.03	(n)	(0.40)	12.81	18.97	(c)	(5.20)	0.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	0.90	0.93	(c)	0.96	0.94
Expenses after expense reductions (f)	0.81	(a)	0.84	0.89	0.92	(c)	0.95	0.94
Net investment income (loss)	0.50	(a)(l)	1.60	1.36	0.97	(c)	1.22	1.51
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$248,649		$209,454	$167,066	$124,580		$231,275	$281,024

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$32.81		$34.27	$31.15	$26.54		$28.29	$28.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.56	$0.51	$0.34	(c)	$0.37	$0.43
Net realized and unrealized gain (loss)	3.54		(0.78)	3.49	4.65		(1.81)	(0.33)
Total from investment operations	$3.64		$(0.22)	$4.00	$4.99		$(1.44)	$0.10

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.35)	$(0.38)		$(0.29)	$(0.43)
From net realized gain	—		(0.84)	(0.53)	—		(0.02)	(0.25)
Total distributions declared to shareholders	$—		$(1.24)	$(0.88)	$(0.38)		$(0.31)	$(0.68)
Net asset value, end of period (x)	$36.45		$32.81	$34.27	$31.15		$26.54	$28.29
Total return (%) (r)(s)(t)(x)	11.09	(n)	(0.34)	12.95	19.08	(c)	(5.05)	0.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.77	0.80	0.82	(c)	0.83	0.83
Expenses after expense reductions (f)	0.73	(a)	0.76	0.79	0.81	(c)	0.82	0.83
Net investment income (loss)	0.59	(a)(l)	1.69	1.53	1.22	(c)	1.41	1.56
Portfolio turnover	7	(n)	17	12	21		20	38
Net assets at end of period (000 omitted)	$7,202,424		$6,016,478	$4,347,824	$2,717,276		$1,973,418	$1,968,676

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

25

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

26

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,982,293,919	$—	$—	$1,982,293,919
Switzerland	1,340,709,446	—	—	1,340,709,446
United Kingdom	1,067,681,370	744,470	—	1,068,425,840
Germany	1,049,195,059	—	—	1,049,195,059
Japan	898,212,108	—	—	898,212,108
Canada	629,485,217	—	—	629,485,217
United States	580,338,187	—	—	580,338,187
Taiwan	427,202,860	—	—	427,202,860
India	419,571,246	—	—	419,571,246
Other Countries	2,006,277,584	24,564,448	—	2,030,842,032
Mutual Funds	138,578,892	—	—	138,578,892
Total	$10,539,545,888	$25,308,918	$—	$10,564,854,806

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower

27

Notes to Financial Statements (unaudited) – continued

default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,883,043. The fair value of the fund’s investment securities on loan and a related liability of $3,040,987 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

28

Notes to Financial Statements (unaudited) – continued

state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$111,362,405
Long-term capital gains	145,001,455

Total distributions	$256,363,860

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$8,247,141,929
Gross appreciation	2,565,794,606

Gross depreciation	(248,081,729)
Net unrealized appreciation (depreciation)	$2,317,712,877

As of 5/31/19

Undistributed ordinary income	117,201,444
Undistributed long-term capital gain	40,626,431
Other temporary differences	(827,637)
Net unrealized appreciation (depreciation)	1,257,951,437

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

29

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$12,211,974
Class B	—	143,810
Class C	—	1,215,622
Class I	—	52,900,003
Class R1	—	125,448
Class R2	—	633,180
Class R3	—	1,216,796
Class R4	—	6,437,586
Class R6	—	181,479,441
Total	$—	$256,363,860

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2019 through July 31, 2019, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion	0.65%

Effective August 1, 2019, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $461,396, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,892 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

30

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$562,915
Class B	0.75%	0.25%	1.00%	1.00%	21,521
Class C	0.75%	0.25%	1.00%	1.00%	222,610
Class R1	0.75%	0.25%	1.00%	1.00%	23,569
Class R2	0.25%	0.25%	0.50%	0.50%	55,758
Class R3	—	0.25%	0.25%	0.25%	99,208
Total Distribution and Service Fees					$985,581

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $1,969, $8, $67, and $212 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$719
Class B	1,341
Class C	3,369

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $41,975, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

31

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,312,736.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0059% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $4,373 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $6,920,247 and $2,742,979, respectively. The sales transactions resulted in net realized gains (losses) of $(187,694).

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,523,706,933 and $636,864,531, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,292,986	$151,189,063	3,811,189	$124,288,708
Class B	648	20,938	10,263	317,167
Class C	148,380	4,657,961	394,651	11,619,008
Class I	10,084,870	392,150,828	26,140,472	947,472,325
Class R1	30,860	951,386	85,066	2,526,994
Class R2	429,826	13,600,000	148,136	4,418,593
Class R3	1,597,950	55,516,893	1,521,262	49,777,985
Class R4	1,916,185	66,756,551	2,622,234	85,022,441
Class R6	29,843,668	1,035,353,315	58,542,671	1,905,536,796
	48,345,373	$1,720,196,935	93,275,944	$3,130,980,017

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	369,629	$11,199,745
Class B	—	—	4,983	141,879
Class C	—	—	40,123	1,108,204
Class I	—	—	1,355,581	45,859,310
Class R1	—	—	4,641	125,448
Class R2	—	—	20,850	577,746
Class R3	—	—	40,465	1,216,796
Class R4	—	—	157,327	4,773,308
Class R6	—	—	5,869,167	177,894,461
	—	$—	7,862,766	$242,896,897

Shares reacquired
Class A	(1,268,769)	$(43,998,633)	(2,417,847)	$(78,641,496)
Class B	(31,503)	(1,023,773)	(69,496)	(2,138,066)
Class C	(185,729)	(5,840,705)	(402,624)	(11,997,231)
Class I	(5,085,273)	(197,609,734)	(9,596,712)	(343,497,745)
Class R1	(20,649)	(642,404)	(63,038)	(1,865,197)
Class R2	(139,874)	(4,415,994)	(292,976)	(8,893,812)
Class R3	(274,021)	(9,448,119)	(626,119)	(19,896,671)
Class R4	(1,474,459)	(50,883,942)	(1,273,363)	(41,839,130)
Class R6	(15,583,021)	(539,384,906)	(7,942,275)	(259,570,029)
	(24,063,298)	$(853,248,210)	(22,684,450)	$(768,339,377)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	3,024,217	$107,190,430	1,762,971	$56,846,957
Class B	(30,855)	(1,002,835)	(54,250)	(1,679,020)
Class C	(37,349)	(1,182,744)	32,150	729,981
Class I	4,999,597	194,541,094	17,899,341	649,833,890
Class R1	10,211	308,982	26,669	787,245
Class R2	289,952	9,184,006	(123,990)	(3,897,473)
Class R3	1,323,929	46,068,774	935,608	31,098,110
Class R4	441,726	15,872,609	1,506,198	47,956,619
Class R6	14,260,647	495,968,409	56,469,563	1,823,861,228
	24,282,075	$866,948,725	78,454,260	$2,605,537,537

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 44%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $22,448 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$119,890,323	$935,309,805	$919,661,057	$2,854	$(4,020)	$135,537,905

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,213,031	$—

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

36

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

37

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion and $5 billion. They also noted that MFS has agreed to implement additional contractual breakpoints that reduce its advisory fee rate on the Fund’s average daily net assets over $10 billion and $20 billion effective August 1, 2019. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

MFS® International Intrinsic Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

FGI-SEM

MFS® International Intrinsic Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	5.1%
Givaudan S.A.	3.5%
Cadence Design Systems, Inc.	3.3%
Pernod Ricard S.A.	2.7%
Diageo PLC	2.5%
Henkel AG & Co. KGaA	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
Schneider Electric SE	2.2%
Amadeus IT Group S.A.	2.2%
Kao Corp.	2.2%

GICS equity sectors (g)
Consumer Staples	31.4%
Information Technology	24.1%
Industrials	17.8%
Materials	8.0%
Real Estate	3.6%
Financials	3.6%
Health Care	3.4%
Consumer Discretionary	3.3%
Energy	0.4%

Issuer country weightings (x)
Japan	19.6%
United States	16.5%
Switzerland	13.2%
France	13.2%
United Kingdom	13.2%
Germany	10.3%
Taiwan	2.4%
Spain	2.2%
Canada	2.2%
Other Countries	7.2%

Currency exposure weightings (y)
Euro	29.6%
United States Dollar	20.9%
Japanese Yen	15.7%
Swiss Franc	13.2%
British Pound Sterling	13.0%
Taiwan Dollar	2.4%
Canadian Dollar	2.2%
Danish Krone	1.1%
South Korean Won	0.9%
Other Currencies	1.0%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.97%	$1,000.00	$1,091.23	$5.07
	Hypothetical (h)	0.97%	$1,000.00	$1,020.15	$4.90
B	Actual	1.72%	$1,000.00	$1,087.02	$8.97
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67
C	Actual	1.72%	$1,000.00	$1,086.99	$8.97
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67
I	Actual	0.72%	$1,000.00	$1,092.45	$3.77
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
R1	Actual	1.72%	$1,000.00	$1,086.99	$8.97
	Hypothetical (h)	1.72%	$1,000.00	$1,016.40	$8.67
R2	Actual	1.22%	$1,000.00	$1,089.94	$6.37
	Hypothetical (h)	1.22%	$1,000.00	$1,018.90	$6.16
R3	Actual	0.97%	$1,000.00	$1,090.95	$5.07
	Hypothetical (h)	0.97%	$1,000.00	$1,020.15	$4.90
R4	Actual	0.72%	$1,000.00	$1,092.42	$3.77
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
R6	Actual	0.62%	$1,000.00	$1,093.04	$3.24
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.2%

Issuer	Shares/Par	Value ($)
Airlines - 0.6%
Ryanair Holdings PLC, ADR (a)	2,239,764	$186,617,136

Alcoholic Beverages - 6.7%
Diageo PLC	17,535,955	$717,825,951
Heineken N.V.	4,456,112	461,670,500
Pernod Ricard S.A.	4,326,237	794,528,194

		$1,974,024,645
Apparel Manufacturers - 1.0%
Compagnie Financiere Richemont S.A.	2,364,475	$180,078,416
LVMH Moet Hennessy Louis Vuitton SE	246,783	110,737,077

		$290,815,493
Automotive - 0.5%
Compagnie Generale des Etablissements Michelin	698,876	$83,847,750
USS Co. Ltd.	2,497,600	48,420,878

		$132,268,628
Biotechnology - 0.9%
Novozymes A/S	5,301,512	$253,268,145

Brokerage & Asset Managers - 0.3%
Euronext N.V.	1,190,839	$89,934,001

Business Services - 9.1%
Brenntag AG	2,689,254	$143,426,801
Compass Group PLC	17,529,925	429,527,215
Experian PLC	9,895,435	328,019,389
Intertek Group PLC	4,039,888	288,210,369
Nomura Research Institute Ltd.	15,998,854	337,502,662
Rentokil Initial PLC	13,361,961	76,886,240
Secom Co. Ltd.	4,015,600	341,447,985
SGS S.A.	163,496	425,416,592
Sohgo Security Services Co. Ltd.	2,436,500	126,661,048
Thomson Reuters Corp.	2,264,485	158,341,765

		$2,655,440,066
Chemicals - 3.5%
Givaudan S.A.	350,813	$1,031,039,407

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 8.6%
ANSYS, Inc. (a)	2,320,629	$591,041,000
Cadence Design Systems, Inc. (a)	13,819,220	970,800,205
Dassault Systemes S.A.	2,152,570	339,122,595
OBIC Co. Ltd.	2,507,000	332,800,786
SAP SE	1,687,067	229,505,109
Wisetech Global Ltd.	2,350,528	43,372,398

		$2,506,642,093
Computer Software - Systems - 2.4%
Amadeus IT Group S.A.	8,157,937	$649,803,506
Descartes Systems Group, Inc. (a)	1,460,721	62,715,440

		$712,518,946
Construction - 0.5%
Geberit AG	291,636	$156,550,205

Consumer Products - 10.6%
Colgate-Palmolive Co.	8,755,950	$593,828,529
Kao Corp.	8,104,100	637,636,556
Kobayashi Pharmaceutical Co. Ltd. (h)	4,344,900	356,467,973
KOSE Corp.	501,200	79,812,855
L’Oréal	2,061,728	587,612,741
Reckitt Benckiser Group PLC	7,969,811	625,268,351
ROHTO Pharmaceutical Co. Ltd. (h)	7,196,200	226,165,346

		$3,106,792,351
Containers - 0.2%
Brambles Ltd.	7,915,315	$67,191,691

Electrical Equipment - 6.9%
IMI PLC (h)	18,351,283	$266,065,193
Legrand S.A.	6,577,603	519,432,429
OMRON Corp.	4,886,800	287,078,014
Schneider Electric SE	6,753,532	651,776,165
Spectris PLC	5,075,169	183,988,053
Yokogawa Electric Corp.	5,552,300	101,605,746

		$2,009,945,600
Electronics - 9.3%
Analog Devices, Inc.	5,063,926	$571,970,442
DISCO Corp.	350,700	75,679,813
Halma PLC	9,549,457	260,107,612
Hirose Electric Co. Ltd. (h)	2,612,200	321,229,840
Infineon Technologies AG	11,280,625	240,951,469
Samsung Electronics Co. Ltd.	6,407,442	272,864,862

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,277,286	$704,891,114
Texas Instruments, Inc.	2,411,766	289,918,391

		$2,737,613,543
Engineering - Construction - 0.1%
Wartsila Oyj Abp	4,324,291	$43,524,562

Food & Beverages - 11.7%
Chocoladefabriken Lindt & Sprungli AG	3,400	$25,925,000
Danone S.A.	7,005,853	576,715,056
Ezaki Glico Co. Ltd.	2,654,100	121,726,573
ITO EN Ltd. (h)	7,216,100	359,964,424
Kerry Group PLC	3,025,285	387,956,185
Nestle S.A.	14,425,616	1,499,110,015
Nissan Foods Holdings Co. Ltd.	1,120,800	83,966,562
Toyo Suisan Kaisha Ltd. (h)	7,974,600	343,886,638

		$3,399,250,453
Insurance - 0.9%
Fairfax Financial Holdings Ltd.	282,675	$127,687,892
Hiscox Ltd.	8,374,448	147,627,771

		$275,315,663
Internet - 0.4%
Wix.com Ltd. (a)	900,102	$108,813,331

Machinery & Tools - 4.7%
Epiroc AB, “A”	3,780,910	$44,132,295
GEA Group AG	6,530,132	209,856,196
Misumi Group, Inc.	3,422,000	84,725,412
Nordson Corp.	1,690,907	280,403,108
Schindler Holding AG	510,351	127,230,504
SMC Corp.	517,800	234,690,585
Spirax Sarco Engineering PLC	3,414,425	394,132,112

		$1,375,170,212
Major Banks - 1.2%
Svenska Handelsbanken AB, “A”	14,552,117	$142,814,531
UBS Group AG	16,224,391	196,639,619

		$339,454,150
Medical Equipment - 2.7%
Dentsply Sirona, Inc.	2,427,551	$137,253,733
EssilorLuxottica	722,611	112,250,191
Nihon Kohden Corp. (h)	7,930,300	214,966,882

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Shimadzu Corp.	2,306,500	$69,434,174
Terumo Corp.	7,387,100	259,228,460

		$793,133,440
Oil Services - 0.4%
Core Laboratories N.V. (h)(l)	2,394,173	$104,864,777

Other Banks & Diversified Financials - 1.2%
Chiba Bank Ltd.	11,403,000	$65,008,195
Hachijuni Bank Ltd.	11,186,700	48,035,713
Julius Baer Group Ltd.	1,636,275	77,035,827
Jyske Bank A.S. (a)	1,420,192	47,115,672
Mebuki Financial Group, Inc.	18,838,670	48,708,086
North Pacific Bank Ltd.	16,768,700	36,615,224
Sydbank A.S.	1,883,144	35,457,674

		$357,976,391
Pharmaceuticals - 1.3%
Santen Pharmaceutical Co. Ltd.	19,575,300	$366,628,889

Precious Metals & Minerals - 1.0%
Agnico-Eagle Mines Ltd.	1,918,436	$113,982,511
Franco-Nevada Corp.	1,799,158	176,990,119

		$290,972,630
Printing & Publishing - 0.2%
RELX PLC	2,579,928	$62,473,909

Real Estate - 3.6%
Deutsche Wohnen SE	11,139,943	$435,073,483
LEG Immobilien AG	1,450,708	163,740,222
TAG Immobilien AG	5,307,617	127,707,268
Vonovia SE	6,466,149	336,882,482

		$1,063,403,455
Specialty Chemicals - 2.7%
Croda International PLC	1,284,080	$82,706,081
Kansai Paint Co. Ltd.	5,361,600	135,099,290
Sika AG	865,896	150,709,199
Symrise AG	4,200,643	407,435,826

		$775,950,396
Specialty Stores - 0.0%
Esprit Holdings Ltd. (a)	37,365,120	$7,398,514
Total Common Stocks (Identified Cost, $17,474,351,209)		$27,274,992,722

9

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 2.4%

Issuer	Shares/Par	Value ($)
Consumer Products - 2.4%
Henkel AG & Co. KGaA (Identified Cost, $669,229,576)	6,761,779	$714,253,544

Investment Companies (h) - 4.0%
Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 1.73% (v) (Identified Cost, $1,189,075,148)	1,189,190,422	$1,189,309,341

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (Identified Cost, $12,821,758)	12,821,758	$12,821,758

Other Assets, Less Liabilities - 0.3%		101,665,092
Net Assets - 100.0%		$29,293,042,457

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,382,920,414 and $25,808,456,951, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

Derivative Contracts at 11/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	207,463,115	JPY	21,814,954,000	HSBC Bank	2/21/2020	$7,075,651
USD	1,004,337,194	JPY	105,552,491,000	JPMorgan Chase Bank N.A.	2/21/2020	34,754,766

						$41,830,417

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $12,275,257 of securities on loan (identified cost, $16,533,942,470)	$25,808,456,951
Investments in affiliated issuers, at value (identified cost, $2,811,535,221)	3,382,920,414
Foreign currency, at value (identified cost, $7,850,955)	7,827,253
Receivables for
Forward foreign currency exchange contracts	41,830,417
Investments sold	183,543
Fund shares sold	22,696,162
Interest and dividends	82,732,944
Total assets	$29,346,647,684

Liabilities
Payables for
Investments purchased	$12,847,216
Fund shares reacquired	18,304,273
Collateral for securities loaned, at value	12,821,758
Payable to affiliates
Investment adviser	1,911,482
Administrative services fee	5,874
Shareholder servicing costs	5,972,741
Distribution and service fees	190,711
Payable for independent Trustees’ compensation	11,210
Accrued expenses and other liabilities	1,539,962
Total liabilities	$53,605,227
Net assets	$29,293,042,457

Net assets consist of
Paid-in capital	$18,136,055,014
Total distributable earnings (loss)	11,156,987,443
Net assets	$29,293,042,457
Shares of beneficial interest outstanding	626,229,448

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,955,691,446	64,370,422	$45.92
Class B	33,010,108	759,570	43.46
Class C	466,614,572	11,283,441	41.35
Class I	11,181,449,689	231,411,333	48.32
Class R1	10,414,200	248,830	41.85
Class R2	262,071,615	6,127,643	42.77
Class R3	1,446,035,076	31,727,983	45.58
Class R4	1,074,965,320	23,324,042	46.09
Class R6	11,862,790,431	256,976,184	46.16

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $48.72 [100 / 94.25 x $45.92]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$165,475,067
Dividends from affiliated issuers	28,701,000
Income on securities loaned	446,711
Interest	402
Foreign taxes withheld	(16,119,854)
Total investment income	$178,503,326
Expenses
Management fee	$86,466,823
Distribution and service fees	8,747,794
Shareholder servicing costs	9,073,074
Administrative services fee	281,700
Independent Trustees’ compensation	99,902
Custodian fee	1,242,775
Shareholder communications	420,967
Audit and tax fees	38,275
Legal fees	126,404
Miscellaneous	423,542
Total expenses	$106,921,256
Reduction of expenses by investment adviser and distributor	(1,378,171)
Net expenses	$105,543,085
Net investment income (loss)	$72,960,241

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$615,182,797
Affiliated issuers	11,631,681
Forward foreign currency exchange contracts	(29,488,905)
Foreign currency	993,776
Net realized gain (loss)	$598,319,349
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,510,485,402
Affiliated issuers	267,411,817
Forward foreign currency exchange contracts	57,295,965
Translation of assets and liabilities in foreign currencies	(995,855)
Net unrealized gain (loss)	$1,834,197,329
Net realized and unrealized gain (loss)	$2,432,516,678
Change in net assets from operations	$2,505,476,919

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$72,960,241	$334,315,188
Net realized gain (loss)	598,319,349	855,097,081
Net unrealized gain (loss)	1,834,197,329	(521,091,836)
Change in net assets from operations	$2,505,476,919	$668,320,433
Total distributions to shareholders	$—	$(1,145,005,100)
Change in net assets from fund share transactions	$(992,846,808)	$(1,296,355,983)
Total change in net assets	$1,512,630,111	$(1,773,040,650)

Net assets
At beginning of period	27,780,412,346	29,553,452,996
At end of period	$29,293,042,457	$27,780,412,346

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$42.09		$42.91	$40.88	$35.53		$36.07	$35.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.39	$0.43	$0.30	(c)	$0.50	$0.49
Net realized and unrealized gain (loss)	3.77		0.45	2.67	5.62		0.02	1.33
Total from investment operations	$3.83		$0.84	$3.10	$5.92		$0.52	$1.82

Less distributions declared to shareholders
From net investment income	$—		$(0.51)	$(0.61)	$(0.53)		$(0.45)	$(0.69)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.66)	$(1.07)	$(0.57)		$(1.06)	$(1.08)
Net asset value, end of period (x)	$45.92		$42.09	$42.91	$40.88		$35.53	$36.07
Total return (%) (r)(s)(t)(x)	9.10	(n)	2.29	7.60	16.94	(c)	1.60	5.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	0.98	1.04	(c)	1.10	1.09
Expenses after expense reductions (f)	0.97	(a)	0.98	0.97	1.00	(c)	1.01	1.02
Net investment income (loss)	0.29	(a)(l)	0.93	1.02	0.82	(c)	1.45	1.14
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$2,955,691		$2,959,958	$3,594,359	$3,927,507		$6,853,902	$6,891,865

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$39.99		$40.80	$38.94	$33.86		$34.42	$33.76

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.06	$0.11	$0.09	(c)	$0.22	$0.20
Net realized and unrealized gain (loss)	3.56		0.46	2.53	5.29		0.03	1.29
Total from investment operations	$3.47		$0.52	$2.64	$5.38		$0.25	$1.49

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.32)	$(0.26)		$(0.20)	$(0.44)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.33)	$(0.78)	$(0.30)		$(0.81)	$(0.83)
Net asset value, end of period (x)	$43.46		$39.99	$40.80	$38.94		$33.86	$34.42
Total return (%) (r)(s)(t)(x)	8.68	(n)	1.53	6.79	16.05	(c)	0.85	4.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.74	1.73	1.79	(c)	1.85	1.84
Expenses after expense reductions (f)	1.72	(a)	1.73	1.72	1.75	(c)	1.76	1.77
Net investment income (loss)	(0.45	)(a)(l)	0.16	0.27	0.27	(c)	0.67	0.62
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$33,010		$35,571	$46,522	$52,439		$56,474	$61,641
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$38.05		$38.91	$37.19	$32.36		$32.97	$32.44

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.07	$0.11	$0.09	(c)	$0.21	$0.22
Net realized and unrealized gain (loss)	3.39		0.42	2.40	5.06		0.03	1.20
Total from investment operations	$3.30		$0.49	$2.51	$5.15		$0.24	$1.42

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.33)	$(0.28)		$(0.24)	$(0.50)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.35)	$(0.79)	$(0.32)		$(0.85)	$(0.89)
Net asset value, end of period (x)	$41.35		$38.05	$38.91	$37.19		$32.36	$32.97
Total return (%) (r)(s)(t)(x)	8.67	(n)	1.53	6.77	16.07	(c)	0.84	4.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.74	1.73	1.79	(c)	1.85	1.84
Expenses after expense reductions (f)	1.72	(a)	1.73	1.72	1.75	(c)	1.76	1.78
Net investment income (loss)	(0.45	)(a)(l)	0.17	0.28	0.26	(c)	0.68	0.70
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$466,615		$496,745	$627,662	$719,227		$811,433	$868,925

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$44.24		$45.02	$42.85	$37.22		$37.73	$36.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.53	$0.58	$0.53	(c)	$0.62	$0.61
Net realized and unrealized gain (loss)	3.96		0.47	2.77	5.77		0.01	1.38
Total from investment operations	$4.08		$1.00	$3.35	$6.30		$0.63	$1.99

Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.72)	$(0.63)		$(0.53)	$(0.77)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.78)	$(1.18)	$(0.67)		$(1.14)	$(1.16)
Net asset value, end of period (x)	$48.32		$44.24	$45.02	$42.85		$37.22	$37.73
Total return (%) (r)(s)(t)(x)	9.22	(n)	2.56	7.85	17.25	(c)	1.84	5.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	0.73	0.79	(c)	0.85	0.84
Expenses after expense reductions (f)	0.72	(a)	0.73	0.72	0.75	(c)	0.76	0.78
Net investment income (loss)	0.54	(a)(l)	1.22	1.30	1.39	(c)	1.71	1.67
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$11,181,450		$10,871,918	$11,680,254	$14,934,283		$12,003,645	$12,254,422

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$38.51		$39.39	$37.64	$32.77		$33.35	$32.83

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$0.08	$0.12	$0.10	(c)	$0.22	$0.23
Net realized and unrealized gain (loss)	3.43		0.41	2.43	5.11		0.02	1.20
Total from investment operations	$3.34		$0.49	$2.55	$5.21		$0.24	$1.43

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.34)	$(0.30)		$(0.21)	$(0.52)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.37)	$(0.80)	$(0.34)		$(0.82)	$(0.91)
Net asset value, end of period (x)	$41.85		$38.51	$39.39	$37.64		$32.77	$33.35
Total return (%) (r)(s)(t)(x)	8.67	(n)	1.52	6.79	16.08	(c)	0.84	4.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.73	1.73	1.79	(c)	1.84	1.84
Expenses after expense reductions (f)	1.72	(a)	1.73	1.72	1.75	(c)	1.76	1.78
Net investment income (loss)	(0.44	)(a)(l)	0.20	0.31	0.29	(c)	0.68	0.73
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$10,414		$11,321	$12,943	$12,813		$12,422	$13,540

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$39.25		$40.13	$38.32	$33.36		$33.89	$33.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.27	$0.29	$0.29	(c)	$0.36	$0.37
Net realized and unrealized gain (loss)	3.51		0.41	2.51	5.17		0.05	1.25
Total from investment operations	$3.52		$0.68	$2.80	$5.46		$0.41	$1.62

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.53)	$(0.46)		$(0.33)	$(0.62)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.56)	$(0.99)	$(0.50)		$(0.94)	$(1.01)
Net asset value, end of period (x)	$42.77		$39.25	$40.13	$38.32		$33.36	$33.89
Total return (%) (r)(s)(t)(x)	8.97	(n)	2.02	7.34	16.62	(c)	1.37	5.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.24	1.23	1.29	(c)	1.34	1.34
Expenses after expense reductions (f)	1.22	(a)	1.23	1.22	1.25	(c)	1.26	1.28
Net investment income (loss)	0.05	(a)(l)	0.69	0.74	0.83	(c)	1.10	1.14
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$262,072		$295,690	$358,138	$429,776		$397,056	$495,074

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$41.78		$42.62	$40.63	$35.34		$35.88	$35.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.40	$0.45	$0.39	(c)	$0.51	$0.48
Net realized and unrealized gain (loss)	3.74		0.43	2.63	5.49		0.01	1.32
Total from investment operations	$3.80		$0.83	$3.08	$5.88		$0.52	$1.80

Less distributions declared to shareholders
From net investment income	$—		$(0.52)	$(0.63)	$(0.55)		$(0.45)	$(0.71)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.67)	$(1.09)	$(0.59)		$(1.06)	$(1.10)
Net asset value, end of period (x)	$45.58		$41.78	$42.62	$40.63		$35.34	$35.88
Total return (%) (r)(s)(t)(x)	9.10	(n)	2.28	7.61	16.93	(c)	1.62	5.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	0.98	1.04	(c)	1.10	1.09
Expenses after expense reductions (f)	0.97	(a)	0.98	0.97	1.00	(c)	1.01	1.03
Net investment income (loss)	0.29	(a)(l)	0.97	1.06	1.08	(c)	1.47	1.38
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$1,446,035		$1,353,427	$1,450,342	$1,406,181		$1,165,637	$1,056,939

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$42.20		$43.03	$41.01	$35.66		$36.19	$35.45

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.51	$0.55	$0.49	(c)	$0.60	$0.58
Net realized and unrealized gain (loss)	3.77		0.44	2.66	5.53		0.02	1.32
Total from investment operations	$3.89		$0.95	$3.21	$6.02		$0.62	$1.90

Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.73)	$(0.63)		$(0.54)	$(0.77)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.78)	$(1.19)	$(0.67)		$(1.15)	$(1.16)
Net asset value, end of period (x)	$46.09		$42.20	$43.03	$41.01		$35.66	$36.19
Total return (%) (r)(s)(t)(x)	9.22	(n)	2.56	7.85	17.23	(c)	1.87	5.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	0.73	0.79	(c)	0.85	0.84
Expenses after expense reductions (f)	0.72	(a)	0.73	0.72	0.75	(c)	0.76	0.78
Net investment income (loss)	0.54	(a)(l)	1.22	1.30	1.32	(c)	1.74	1.65
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$1,074,965		$1,048,956	$1,157,723	$1,134,929		$1,077,352	$1,011,136

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18	5/31/17		5/31/16	5/31/15
	(unaudited)
Net asset value, beginning of period	$42.24		$43.09	$41.06	$35.70		$36.23	$35.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.56	$0.62	$0.55	(c)	$0.64	$0.60
Net realized and unrealized gain (loss)	3.78		0.42	2.64	5.52		0.01	1.34
Total from investment operations	$3.92		$0.98	$3.26	$6.07		$0.65	$1.94

Less distributions declared to shareholders
From net investment income	$—		$(0.68)	$(0.77)	$(0.67)		$(0.57)	$(0.80)
From net realized gain	—		(1.15)	(0.46)	(0.04)		(0.61)	(0.39)
Total distributions declared to shareholders	$—		$(1.83)	$(1.23)	$(0.71)		$(1.18)	$(1.19)
Net asset value, end of period (x)	$46.16		$42.24	$43.09	$41.06		$35.70	$36.23
Total return (%) (r)(s)(t)(x)	9.28	(n)	2.64	7.97	17.37	(c)	1.97	5.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63	0.63	0.69	(c)	0.74	0.75
Expenses after expense reductions (f)	0.62	(a)	0.62	0.62	0.65	(c)	0.66	0.68
Net investment income (loss)	0.63	(a)(l)	1.34	1.46	1.49	(c)	1.85	1.72
Portfolio turnover	4	(n)	6	14	7		14	14
Net assets at end of period (000 omitted)	$11,862,790		$10,706,826	$10,625,510	$4,751,104		$3,485,253	$3,110,412

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(I)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of

25

Notes to Financial Statements (unaudited) – continued

information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

26

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$27,989,246,266	$—	$—	$27,989,246,266
Mutual Funds	1,202,131,099	—	—	1,202,131,099
Total	$29,191,377,365	$—	$—	$29,191,377,365

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$41,830,417	$—	$41,830,417

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value

Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$41,830,417

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(29,488,905)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$57,295,965

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral

28

Notes to Financial Statements (unaudited) – continued

support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required

29

Notes to Financial Statements (unaudited) – continued

collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $12,275,257. The fair value of the fund’s investment securities on loan and a related liability of $12,821,758 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

30

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$400,002,723
Long-term capital gains	745,002,377

Total distributions	$1,145,005,100

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$19,376,681,449
Gross appreciation	10,342,132,514

Gross depreciation	(527,436,598)
Net unrealized appreciation (depreciation)	$9,814,695,916

As of 5/31/19

Undistributed ordinary income	230,625,243
Undistributed long-term capital gain	388,351,245
Other temporary differences	(4,264,661)
Net unrealized appreciation (depreciation)	8,036,798,697

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

31

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$126,907,599
Class B	—	1,328,470
Class C	—	19,187,689
Class I	—	446,208,634
Class R1	—	414,071
Class R2	—	12,331,518
Class R3	—	54,297,176
Class R4	—	44,122,013
Class R6	—	440,207,930
Total	$—	$1,145,005,100

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $1,374,116, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,438 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,682,030
Class B	0.75%	0.25%	1.00%	1.00%	171,435
Class C	0.75%	0.25%	1.00%	1.00%	2,423,802
Class R1	0.75%	0.25%	1.00%	1.00%	52,753
Class R2	0.25%	0.25%	0.50%	0.50%	676,190
Class R3	—	0.25%	0.25%	0.25%	1,741,584
Total Distribution and Service Fees					$8,747,794

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $3,919, $7, $122, and $7 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2019, were as follows:

Amount
Class A	$5,172
Class B	8,347
Class C	3,504

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

33

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2019, the fee was $113,101, which equated to 0.0008% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,959,973.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0020% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $12,950 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $8,890,254. The sales transactions resulted in net realized gains (losses) of $4,564,181.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,090,853,492 and $1,948,663,725, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	3,772,349	$165,819,868	13,166,328	$540,261,338
Class B	302	12,503	16,719	661,100
Class C	116,848	4,622,259	312,436	11,615,504
Class I	9,626,639	444,942,567	36,433,894	1,581,116,677
Class R1	17,267	689,570	47,621	1,815,762
Class R2	407,897	16,640,166	1,087,770	42,221,562
Class R3	3,062,805	133,597,410	5,824,254	241,034,368
Class R4	2,838,629	124,486,331	4,825,043	199,950,996
Class R6	24,490,704	1,083,666,014	55,642,556	2,309,476,613
	44,333,440	$1,974,476,688	117,356,621	$4,928,153,920

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,954,730	$114,407,149
Class B	—	—	33,939	1,252,680
Class C	—	—	491,991	17,278,735
Class I	—	—	9,691,642	393,868,340
Class R1	—	—	11,651	414,071
Class R2	—	—	321,327	11,615,980
Class R3	—	—	1,412,885	54,297,176
Class R4	—	—	1,028,965	39,892,980
Class R6	—	—	10,783,392	418,287,784
	—	$—	26,730,522	$1,051,314,895

Shares reacquired
Class A	(9,725,270)	$(425,527,906)	(29,557,941)	$(1,208,710,690)
Class B	(130,296)	(5,432,128)	(301,388)	(11,880,957)
Class C	(1,888,378)	(74,915,902)	(3,879,266)	(145,637,275)
Class I	(23,980,548)	(1,107,448,808)	(59,793,490)	(2,600,814,318)
Class R1	(62,419)	(2,499,157)	(93,880)	(3,574,394)
Class R2	(1,812,907)	(73,454,748)	(2,801,384)	(109,151,068)
Class R3	(3,730,327)	(161,989,508)	(8,875,155)	(366,332,163)
Class R4	(4,374,188)	(192,494,212)	(7,897,510)	(330,272,555)
Class R6	(20,978,914)	(923,561,127)	(59,556,093)	(2,499,451,378)
	(66,683,247)	$(2,967,323,496)	(172,756,107)	$(7,275,824,798)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(5,952,921)	$(259,708,038)	(13,436,883)	$(554,042,203)
Class B	(129,994)	(5,419,625)	(250,730)	(9,967,177)
Class C	(1,771,530)	(70,293,643)	(3,074,839)	(116,743,036)
Class I	(14,353,909)	(662,506,241)	(13,667,954)	(625,829,301)
Class R1	(45,152)	(1,809,587)	(34,608)	(1,344,561)
Class R2	(1,405,010)	(56,814,582)	(1,392,287)	(55,313,526)
Class R3	(667,522)	(28,392,098)	(1,638,016)	(71,000,619)
Class R4	(1,535,559)	(68,007,881)	(2,043,502)	(90,428,579)
Class R6	3,511,790	160,104,887	6,869,855	228,313,019
	(22,349,807)	$(992,846,808)	(28,668,964)	$(1,296,355,983)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Effective at the close of business on May 29, 2015, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 16% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread.

36

Notes to Financial Statements (unaudited) – continued

For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $78,692 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Cadence Design Systems, Inc.*	$913,507,956	$—	$35,836,834	$15,039,439	$78,089,643	$—
Core Laboratories N.V.	101,471,294	14,397,152	—	—	(11,003,669)	104,864,777
Hirose Electric Co. Ltd.	271,077,571	14,762,622	—	—	35,389,647	321,229,840
IMI PLC	221,959,593	—	14,433,572	(3,440,217)	61,979,389	266,065,193
ITO EN Ltd.	340,509,654	—	—	—	19,454,770	359,964,424
Kobayashi Pharmaceutical Co. Ltd.	320,981,984	—	—	—	35,485,989	356,467,973
MFS Institutional Money Market Portfolio	1,214,534,644	1,336,073,897	1,361,433,837	32,459	102,178	1,189,309,341
Nihon Kohden Corp.	226,537,529	—	—	—	(11,570,647)	214,966,882
ROHTO Pharmaceutical Co. Ltd.	154,017,877	44,527,221	—	—	27,620,248	226,165,346
Toyo Suisan Kaisha Ltd.	312,022,369	—	—	—	31,864,269	343,886,638
	$4,076,620,471	$1,409,760,892	$1,411,704,243	$11,631,681	$267,411,817	$3,382,920,414

Affiliated Issuers					Dividend Income	Capital Gain Distributions
Cadence Design Systems, Inc.*					$—	$—
Core Laboratories N.V.					2,238,552	—
Hirose Electric Co. Ltd.					2,459,187	—
IMI PLC					3,317,711	—
ITO EN Ltd.					1,118,006	—
Kobayashi Pharmaceutical Co. Ltd.					1,196,953	—
MFS Institutional Money Market Portfolio					14,180,367	—
Nihon Kohden Corp.					1,057,651	—
ROHTO Pharmaceutical Co. Ltd.					630,080	—
Toyo Suisan Kaisha Ltd.					2,502,493	—
					$28,701,000	$—

*	No longer considered an affiliated issuer as of period end.

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

38

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

39

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

40

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

41

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

November 30, 2019

     MFS® Managed Wealth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MGW-SEM

MFS® Managed Wealth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied for most of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. Negotiations aimed at a “phase one” trade deal between the U.S. and China are at an advanced stage, boosting investor sentiment, though uncertainty persists. Signs of stability emerging from the global manufacturing sector have also lifted spirits. Uncertainty over Brexit, along with the ripple effects from the trade conflict, hampered business confidence and investment in the U.K. and Europe, though investors hope that the result of December’s general election, which the pro-Brexit Conservative Party won by a comfortable margin, will bring greater clarity as the U.K. is on pace to leave the EU at the end of January 2020.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace, especially if trade tensions recede. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, signs of easing trade tensions and fading global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

January 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS Value Fund	30.2%
	MFS Institutional International Equity Fund	30.0%
Market Exposure Overlay	Mini MSCI EAFE Index Future DEC 20 19		(24.9)%
	Mini Russell 1000 Value Index Future DEC 20 19		(25.0)%
	Mini Russell 1000 Growth Index Future DEC 20 19		(25.3)%
Net Equity Exposure				15.3%
	Standard & Poors 500 Index Option 2450.00 PUT JAN 17 20		0.1%
	Standard & Poors 500 Index Option 2625.00 PUT DEC 20 19 (o)		(0.0)%
	Standard & Poors 500 Index Option 2450.00 PUT MAR 20 20		(0.2)%
	Standard & Poors 500 Index Option 2750.00 PUT JAN 17 20		(0.3)%
Standard & Poors Index Option PUT(s)				(0.4)%
	Russell 2000 Index Option 1150.00 PUT DEC 20 19 (o)		(0.0)%
	Russell 2000 Index Option 1300.00 PUT DEC 20 19 (o)		(0.0)%
	Russell 2000 Index Option 1370.00 PUT JUN 19 20		(0.7)%
	Russell 2000 Index Option 1450.00 PUT MAR 20 20		(0.7)%
Russell 2000 Index Option PUT(s)				(1.4)%
Downside Hedge(s)				(1.8)%
Net Equivalent Equity Exposure		90.5%	(77.0)%	13.5%
Limited Maturity U.S. Treasury Notes				3.1%
Cash	Cash & Cash Equivalents (d)			6.5%
	Other (e)			76.9%
Total Net Exposure Summary				100.0%

2

Portfolio Composition – continued

Top ten holdings (c)(i)
Microsoft Corp.	2.4%
Nestle S.A.	1.6%
Amazon.com, Inc.	1.6%
Visa, Inc., “A”	1.5%
JPMorgan Chase & Co.	1.4%
Medtronic PLC	1.4%
Adobe Systems, Inc.	1.3%
Mini MSCI EAFE Index Future DEC 20 19	(24.9)%
Mini Russell 1000 Value Index Future DEC 20 19	(25.0)%
Mini Russell 1000 Growth Index Future DEC 20 19	(25.3)%

(a)

Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

(b)

Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

(d)

Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

(e)

Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

(i)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of November 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2019 through November 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2019 through November 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/19	Ending Account Value 11/30/19	Expenses Paid During Period (p) 6/01/19-11/30/19
A	Actual	0.74%	$1,000.00	$1,023.83	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.67%	$1,000.00	$1,018.76	$8.43
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42
C	Actual	1.67%	$1,000.00	$1,018.83	$8.43
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42
I	Actual	0.67%	$1,000.00	$1,023.77	$3.39
	Hypothetical (h)	0.67%	$1,000.00	$1,021.65	$3.39
R1	Actual	1.67%	$1,000.00	$1,019.70	$8.43
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42
R2	Actual	1.17%	$1,000.00	$1,021.18	$5.91
	Hypothetical (h)	1.17%	$1,000.00	$1,019.15	$5.91
R3	Actual	0.92%	$1,000.00	$1,021.98	$4.65
	Hypothetical (h)	0.92%	$1,000.00	$1,020.40	$4.65
R4	Actual	0.67%	$1,000.00	$1,024.70	$3.39
	Hypothetical (h)	0.67%	$1,000.00	$1,021.65	$3.39
R6	Actual	0.63%	$1,000.00	$1,024.70	$3.19
	Hypothetical (h)	0.63%	$1,000.00	$1,021.85	$3.18

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.18%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios include 0.01% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

11/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 3.1%

Issuer	Shares/Par	Value ($)
U.S. Treasury Obligations - 3.1%
U.S. Treasury Notes, 1.875%, 12/31/2019 (f)	$200,000	$200,019
U.S. Treasury Notes, 1.625%, 3/15/2020 (f)	200,000	199,961
U.S. Treasury Notes, 1.875%, 6/30/2020 (f)	200,000	200,250
U.S. Treasury Notes, 2%, 9/30/2020 (f)	200,000	200,523
U.S. Treasury Notes, 2.375%, 12/31/2020 (f)	200,000	201,414
U.S. Treasury Notes, 2.25%, 3/31/2021 (f)	200,000	201,469
U.S. Treasury Notes, 2.625%, 6/15/2021 (f)	200,000	202,836
Total Bonds (Identified Cost, $1,402,081)		$1,406,472

Investment Companies (h) - 96.2%
International Stock Funds - 30.0%
MFS Institutional International Equity Fund	495,990	$13,798,431

U.S. Stock Funds - 60.4%
MFS Growth Fund - Class R6	110,461	$13,928,023
MFS Value Fund - Class R6	316,233	13,888,972

		$27,816,995
Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 1.73% (v)	2,673,741	$2,674,009
Total Investment Companies (Identified Cost, $33,830,473)		$44,289,435

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.1%
Market Index Securities - 0.1%
Russell 2000 Index - December 2019 @ $1,300	Put	Exchange traded	$812,252	5	$75
Russell 2000 Index - December 2019 @ $1,150	Put	Exchange traded	1,949,404	12	120
Russell 2000 Index - March 2020 @ $1,450	Put	Exchange traded	2,274,304	14	20,720
Russell 2000 Index - June 2020 @ $1,370	Put	Exchange traded	2,274,304	14	32,480
S&P 500 Index - December 2019 @ $2,625	Put	Exchange traded	2,198,686	7	420
S&P 500 Index - January 2020 @ $2,750	Put	Exchange traded	2,826,882	9	3,843

6

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options - continued
Market Index Securities - continued
S&P 500 Index - March 2020 @ $2,450	Put	Exchange traded	$2,198,686	7	$4,214
Total Purchased Options (Premiums Paid, $200,625)					$61,872

Written Options (see table below) - 0.0%
(Premiums Received, $12,240)					$(855)

Other Assets, Less Liabilities - 0.6%					285,969
Net Assets - 100.0%					$46,042,893

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $44,289,435 and $1,468,344, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 11/30/19

Written Options

Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives

Market Index Securities
S&P 500 Index	Put	Exchange traded	9	$2,826,882	$2,450	January - 2020	$(855)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Equity Futures
Mini MSCI EAFE Index	Short	USD	116	$11,468,340	December - 2019	$(373,692)
Mini Russell 1000 Growth Index	Short	USD	135	11,631,600	December - 2019	(671,130)
Mini Russell 1000 Value Index	Short	USD	175	11,506,250	December - 2019	(399,875)

						$(1,444,697)

At November 30, 2019, the fund had liquid securities with an aggregate value of $1,402,415 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,602,706)	$1,468,344
Investments in affiliated issuers, at value (identified cost, $33,830,473)	44,289,435
Cash	168,970
Receivables for
Net daily variation margin on open futures contracts	156,957
Investments sold	2,348
Fund shares sold	93
Interest	9,678
Receivable from investment adviser	10,460
Receivable from distributor	2,255
Total assets	$46,108,540

Liabilities
Payables for
Fund shares reacquired	$2,484
Written options (premiums received, $12,240)	855
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	3,035
Payable for independent Trustees’ compensation	98
Accrued expenses and other liabilities	58,984
Total liabilities	$65,647
Net assets	$46,042,893

Net assets consist of
Paid-in capital	$43,251,038
Total distributable earnings (loss)	2,791,855
Net assets	$46,042,893
Shares of beneficial interest outstanding	4,117,889

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,915,733	798,129	$11.17
Class B	100,032	9,207	10.86
Class C	1,197,562	110,725	10.82
Class I	29,592,485	2,642,619	11.20
Class R1	56,355	5,187	10.87
Class R2	57,607	5,194	11.09
Class R3	58,186	5,212	11.16
Class R4	58,781	5,251	11.20
Class R6	6,006,152	536,365	11.20

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.85 [100 / 94.25 x $11.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$195,001
Interest	16,300
Total investment income	$211,301
Expenses
Management fee	$74,711
Distribution and service fees	17,686
Shareholder servicing costs	9,982
Administrative services fee	8,749
Independent Trustees’ compensation	672
Custodian fee	5,398
Shareholder communications	5,586
Audit and tax fees	22,511
Legal fees	238
Registration fees	60,964
Miscellaneous	22,629
Total expenses	$229,126
Reduction of expenses by investment adviser and distributor	(77,749)
Net expenses	$151,377
Net investment income (loss)	$59,924

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(125,315)
Affiliated issuers	166,897
Capital gain distributions from affiliated issuers	51,741
Futures contracts	(1,789,384)
Net realized gain (loss)	$(1,696,061)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(100,314)
Affiliated issuers	4,482,538
Written options	11,385
Futures contracts	(1,767,648)
Net unrealized gain (loss)	$2,625,961
Net realized and unrealized gain (loss)	$929,900
Change in net assets from operations	$989,824

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/19 (unaudited)	Year ended 5/31/19

From operations
Net investment income (loss)	$59,924	$201,677
Net realized gain (loss)	(1,696,061)	927,218
Net unrealized gain (loss)	2,625,961	810,661
Change in net assets from operations	$989,824	$1,939,556
Total distributions to shareholders	$—	$(125,006)
Change in net assets from fund share transactions	$5,659,902	$12,691,789
Total change in net assets	$6,649,726	$14,506,339

Net assets
At beginning of period	39,393,167	24,886,828
At end of period	$46,042,893	$39,393,167

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/19		Year ended
Class A			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.91		$10.37	$10.14	$10.00	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.04	$0.05	$0.02	$0.05
Net realized and unrealized gain (loss)	0.24		0.51	0.27	0.34	(0.08)	0.19
Total from investment operations	$0.26		$0.58	$0.31	$0.39	$(0.06)	$0.24

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.08)	$—	$(0.05)	$(0.07)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.04)	$(0.08)	$(0.25)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$11.17		$10.91	$10.37	$10.14	$10.00	$10.17
Total return (%) (r)(s)(t)(x)	2.38	(n)	5.59	3.08	4.09	(0.59)	2.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.43	1.73	1.14	0.99	1.35	(a)
Expenses after expense reductions (f)(h)	0.74	(a)	0.71	0.75	0.83	0.83	0.73	(a)
Net investment income (loss)	0.27	(a)(l)	0.64	0.41	0.48	0.20	0.51	(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$8,916		$8,205	$4,698	$4,842	$6,319	$2,418

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class B			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.66		$10.19	$9.98	$9.92	$10.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.03)	$(0.04)	$(0.04)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.24		0.50	0.25	0.35	(0.08)	0.19
Total from investment operations	$0.20		$0.47	$0.21	$0.31	$(0.15)	$0.15

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.02)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$—	$(0.25)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$10.86		$10.66	$10.19	$9.98	$9.92	$10.13
Total return (%) (r)(s)(t)(x)	1.88	(n)	4.61	2.10	3.30	(1.48)	1.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	(a)	2.18	2.49	1.90	1.74	2.21	(a)
Expenses after expense reductions (f)(h)	1.67	(a)	1.65	1.64	1.66	1.66	1.66	(a)
Net investment income (loss)	(0.67	)(a)(l)	(0.31)	(0.42)	(0.42)	(0.71)	(0.43	)(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$100		$98	$89	$62	$68	$111

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class C			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.62		$10.15	$9.93	$9.88	$10.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.03)	$(0.04)	$(0.03)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss)	0.24		0.50	0.26	0.33	(0.08)	0.23	(g)
Total from investment operations	$0.20		$0.47	$0.22	$0.30	$(0.14)	$0.15

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.01)	$(0.06)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$—	$(0.25)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$10.82		$10.62	$10.15	$9.93	$9.88	$10.09
Total return (%) (r)(s)(t)(x)	1.88	(n)	4.63	2.22	3.22	(1.40)	1.53	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	(a)	2.19	2.47	1.87	1.74	2.05	(a)
Expenses after expense reductions (f)(h)	1.67	(a)	1.65	1.65	1.66	1.66	1.66	(a)
Net investment income (loss)	(0.67	)(a)(l)	(0.27)	(0.40)	(0.28)	(0.60)	(0.90	)(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$1,198		$1,074	$905	$1,668	$3,618	$960
See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class I			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.94		$10.39	$10.17	$10.01	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.08	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	0.24		0.52	0.24	0.35	(0.09)	0.20
Total from investment operations	$0.26		$0.59	$0.32	$0.41	$(0.04)	$0.25

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.10)	$—	$(0.06)	$(0.08)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.04)	$(0.10)	$(0.25)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.20		$10.94	$10.39	$10.17	$10.01	$10.17
Total return (%) (r)(s)(t)(x)	2.38	(n)	5.74	3.12	4.28	(0.41)	2.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	(a)	1.16	1.48	0.87	0.74	1.17	(a)
Expenses after expense reductions (f)(h)	0.67	(a)	0.65	0.65	0.66	0.66	0.66	(a)
Net investment income (loss)	0.31	(a)(l)	0.64	0.73	0.65	0.51	0.59	(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$29,592		$24,169	$14,632	$17,167	$50,757	$32,990

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R1			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.66		$10.19	$9.98	$9.92	$10.13	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.03)	$(0.04)	$(0.04)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.25		0.50	0.25	0.35	(0.08)	0.19
Total from investment operations	$0.21		$0.47	$0.21	$0.31	$(0.15)	$0.15

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.02)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$—	$(0.25)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$10.87		$10.66	$10.19	$9.98	$9.92	$10.13
Total return (%) (r)(s)(t)(x)	1.97	(n)	4.61	2.10	3.30	(1.48)	1.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.00	(a)	2.19	2.48	1.90	1.74	2.22	(a)
Expenses after expense reductions (f)(h)	1.67	(a)	1.65	1.65	1.66	1.66	1.66	(a)
Net investment income (loss)	(0.66	)(a)(l)	(0.29)	(0.36)	(0.42)	(0.71)	(0.40	)(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$56		$55	$53	$52	$50	$102

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R2			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.86		$10.33	$10.11	$10.00	$10.15	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$0.01	$0.01	$(0.02)	$0.01
Net realized and unrealized gain (loss)	0.24		0.51	0.26	0.35	(0.07)	0.19
Total from investment operations	$0.23		$0.53	$0.27	$0.36	$(0.09)	$0.20

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$—	$—	$(0.05)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.05)	$(0.25)	$(0.06)	$(0.05)
Net asset value, end of period (x)	$11.09		$10.86	$10.33	$10.11	$10.00	$10.15
Total return (%) (r)(s)(t)(x)	2.12	(n)	5.13	2.66	3.78	(0.89)	2.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.49	(a)	1.69	1.98	1.40	1.24	1.72	(a)
Expenses after expense reductions (f)(h)	1.17	(a)	1.15	1.15	1.16	1.16	1.16	(a)
Net investment income (loss)	(0.16	)(a)(l)	0.21	0.13	0.08	(0.22)	0.10	(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$58		$56	$54	$52	$50	$102

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R3			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.92		$10.37	$10.15	$10.01	$10.16	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.05	$0.04	$0.03	$0.00 (w)	$0.03
Net realized and unrealized gain (loss)	0.24		0.52	0.25	0.36	(0.07)	0.19
Total from investment operations	$0.24		$0.57	$0.29	$0.39	$(0.07)	$0.22

Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.07)	$—	$(0.02)	$(0.06)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.02)	$(0.07)	$(0.25)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$11.16		$10.92	$10.37	$10.15	$10.01	$10.16
Total return (%) (r)(s)(t)(x)	2.20	(n)	5.49	2.90	4.08	(0.74)	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.44	1.73	1.15	0.99	1.47	(a)
Expenses after expense reductions (f)(h)	0.92	(a)	0.90	0.90	0.91	0.91	0.91	(a)
Net investment income (loss)	0.08	(a)(l)	0.45	0.38	0.33	0.03	0.35	(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$58		$57	$54	$52	$50	$102

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R4			5/31/19	5/31/18	5/31/17	5/31/16	5/31/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.93		$10.39	$10.17	$10.00	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.07	$0.07	$0.06	$0.03	$0.06
Net realized and unrealized gain (loss)	0.25		0.51	0.25	0.36	(0.08)	0.19
Total from investment operations	$0.27		$0.58	$0.32	$0.42	$(0.05)	$0.25

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.10)	$—	$(0.06)	$(0.08)
From net realized gain	—		—	—	(0.25)	(0.06)	—
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.04)	$(0.10)	$(0.25)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.20		$10.93	$10.39	$10.17	$10.00	$10.17
Total return (%) (r)(s)(t)(x)	2.47	(n)	5.64	3.15	4.39	(0.51)	2.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00	(a)	1.19	1.48	0.90	0.74	1.22	(a)
Expenses after expense reductions (f)(h)	0.67	(a)	0.65	0.65	0.66	0.66	0.66	(a)
Net investment income (loss)	0.34	(a)(l)	0.71	0.64	0.58	0.28	0.60	(a)
Portfolio turnover	13	(n)	17	18	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$59		$57	$54	$53	$50	$102

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/19		Year ended
Class R6			5/31/19	5/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$10.93		$10.39	$10.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.08	$(0.01)
Net realized and unrealized gain (loss)	0.25		0.51	0.29
Total from investment operations	$0.27		$0.59	$0.28

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.10)
Total distributions declared to shareholders	$—		$(0.05)	$(0.10)
Net asset value, end of period (x)	$11.20		$10.93	$10.39
Total return (%) (r)(s)(t)(x)	2.47	(n)	5.67	2.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	(a)	1.18	1.53	(a)
Expenses after expense reductions (f)(h)	0.63	(a)	0.64	0.64	(a)
Net investment income (loss)	0.37	(a)(l)	0.74	(0.17	)(a)(l)
Portfolio turnover	13	(n)	17	18
Net assets at end of period (000 omitted)	$6,006		$5,621	$4,348

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2019 was to seek capital appreciation.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

22

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

23

Notes to Financial Statements (unaudited) – continued

such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

24

Notes to Financial Statements (unaudited) – continued

such as futures contracts and written options. The following is a summary of the levels used as of November 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,197	$32,675	$—	$61,872
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,406,472	—	1,406,472
Mutual Funds	44,289,435	—	—	44,289,435
Total	$44,318,632	$1,439,147	$—	$45,757,779

Other Financial Instruments
Futures Contracts – Liabilities	$(1,444,697)	$—	$—	$(1,444,697)
Written Options – Liabilities	(855)	—	—	(855)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$—	$(1,444,697)
Equity	Purchased Equity Options	61,872	—
Equity	Written Equity Options	—	(855)
Total		$61,872	$(1,445,552)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

25

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(1,789,384)	$(125,315)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(1,767,648)	$(101,541)	$11,385

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the

26

Notes to Financial Statements (unaudited) – continued

Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2019:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$156,957	$—
Purchased Options	61,872	—
Written Options	—	(855)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$218,829	$(855)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	218,829	(855)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can

27

Notes to Financial Statements (unaudited) – continued

exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

28

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/19
Ordinary income (including any short-term capital gains)	$125,006

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/19

Cost of investments	$36,373,966
Gross appreciation	10,465,217

Gross depreciation	(1,081,404)
Net unrealized appreciation (depreciation)	$9,383,813

As of 5/31/19

Undistributed ordinary income	200,359
Capital loss carryforwards	(3,437,129)
Net unrealized appreciation (depreciation)	5,038,801

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,437,129)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 11/30/19	Year ended 5/31/19
Class A	$—	$28,999
Class I	—	74,190
Class R3	—	95
Class R4	—	229
Class R6	—	21,493
Total	$—	$125,006

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2019, this management fee reduction amounted to $2,075, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2020. For the six months ended November 30, 2019, this reduction amounted to $67,661, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $596 for the six months ended November 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.07%	$11,062
Class B	0.75%	0.25%	1.00%	1.00%	497
Class C	0.75%	0.25%	1.00%	1.00%	5,631
Class R1	0.75%	0.25%	1.00%	1.00%	280
Class R2	0.25%	0.25%	0.50%	0.50%	144
Class R3	—	0.25%	0.25%	0.25%	72
Total Distribution and Service Fees					$17,686

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2019, this rebate amounted to $8,013 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2019.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2019, the fee was $681, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $9,301.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2019 was equivalent to an annual effective rate of 0.0410% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended November 30, 2019, the fee paid by the fund under this agreement was $19 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At November 30, 2019, MFS held approximately 56% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended November 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$469,252	$300,000
Non-U.S. Government securities	$7,165,695	$4,684,378

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	105,427	$1,167,113	346,988	$3,629,306
Class B	—	—	496	5,000
Class C	11,249	120,995	44,621	462,623
Class I	883,176	9,793,954	1,433,835	15,139,801
Class R6	37,425	415,321	173,486	1,855,958
	1,037,277	$11,497,383	1,999,426	$21,092,688

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/19		Year ended 5/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,818	$28,999
Class I	—	—	7,196	74,190
Class R3	—	—	9	95
Class R4	—	—	23	229
Class R6	—	—	22	227
	—	$—	10,068	$103,740

Shares reacquired
Class A	(59,088)	$(655,688)	(50,987)	$(529,876)
Class C	(1,733)	(18,627)	(32,613)	(331,498)
Class I	(450,441)	(4,994,345)	(639,079)	(6,824,608)
Class R6	(15,118)	(168,821)	(77,916)	(818,657)
	(526,380)	$(5,837,481)	(800,595)	$(8,504,639)

Net change
Class A	46,339	$511,425	298,819	$3,128,429
Class B	—	—	496	5,000
Class C	9,516	102,368	12,008	131,125
Class I	432,735	4,799,609	801,952	8,389,383
Class R3	—	—	9	95
Class R4	—	—	23	229
Class R6	22,307	246,500	95,592	1,037,528
	510,897	$5,659,902	1,208,899	$12,691,789

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread.

34

Notes to Financial Statements (unaudited) – continued

For the six months ended November 30, 2019, the fund’s commitment fee and interest expense were $104 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$11,423,750	$2,345,338	$1,510,614	$50,311	$1,619,238	$13,928,023
MFS Institutional International Equity Fund	11,473,514	2,395,843	1,532,748	65,908	1,395,914	13,798,431
MFS Institutional Money Market Portfolio	3,660,504	16,782,944	17,770,112	663	10	2,674,009
MFS Value Fund	11,370,391	2,642,205	1,641,015	50,015	1,467,376	13,888,972
	$37,928,159	$24,166,330	$22,454,489	$166,897	$4,482,538	$44,289,435

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Growth Fund					$—	$51,741
MFS Institutional International Equity Fund					—	—
MFS Institutional Money Market Portfolio					29,051	—
MFS Value Fund					165,950	—
					$195,001	$51,741

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

36

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2018 relative to the Broadridge performance universe. The Fund commenced operations on June 27, 2014; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2018, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. Taking this information into account, the Trustees concluded within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an

37

Board Review of Investment Advisory Agreement – continued

expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

38

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 15, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2020

*	Print name and title of each signing officer under his or her signature.